NYLIAC Corporate Sponsored

Variable Universal Life

Separate Account-I

Financial Statements

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities

As of December 31, 2023

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class
ASSETS:
Investment at net asset value	$2,458,505	$33,706,085	$1,845,536	$1,690,429	$3,086,724
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(1,727)	—	225	263
Net receivable from (payable to) the Fund for shares sold or purchased	1	1,776	—	(225)	(262)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	49	—	—	1

Total net assets	$2,458,505	$33,706,085	$1,845,536	$1,690,429	$3,086,724

Total shares outstanding	274,988	2,725,398	265,327	101,963	287,978

Net asset value per share (NAV)	$8.94	$12.37	$6.96	$16.58	$10.72

Total units outstanding	77,425	1,756,114	184,182	41,199	129,213

Variable accumulation unit value (lowest to highest)	$30.73 to $31.83	$18.39 to $24.08	$9.68 to $10.02	$40.80 to $40.94	$23.24 to $23.92

Identified cost of investment	$2,702,775	$37,610,965	$2,462,310	$1,570,896	$3,411,404

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Floating Rate— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class
ASSETS:
Investment at net asset value	$4,309,013	$75,139	$175,359	$8,338,139	$647,369,139
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	70	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(64)	4,413
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	6	4,413

Total net assets	$4,309,013	$75,139	$175,359	$8,338,139	$647,369,139

Total shares outstanding	501,871	5,157	20,809	588,694	43,617,085

Net asset value per share (NAV)	$8.59	$14.57	$8.43	$14.16	$14.84

Total units outstanding	214,761	6,246	19,817	310,782	11,919,006

Variable accumulation unit value (lowest to highest)	$20.08 to $20.08	$11.32 to $25.50	$8.85 to $8.85	$25.99 to $26.92	$40.98 to $54.38

Identified cost of investment	$4,314,941	$71,291	$177,907	$8,315,410	$776,539,192

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP Natural Resources— Initial Class	MainStay VP PineStone International Equity— Initial Class	MainStay VP S&P 500 Index— Initial Class
ASSETS:
Investment at net asset value	$1,029,124	$55,316,414	$4,310,046	$14,668,408	$542,129,675
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	25,943	10	(134,942)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(25,906)	(10)	134,960	3,675
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	37	—	18	3,675

Total net assets	$1,029,124	$55,316,414	$4,310,046	$14,668,408	$542,129,675

Total shares outstanding	106,408	6,095,405	360,032	1,367,301	6,351,008

Net asset value per share (NAV)	$9.67	$9.08	$11.97	$10.73	$85.36

Total units outstanding	62,738	1,678,523	304,260	523,934	9,197,203

Variable accumulation unit value (lowest to highest)	$16.40 to $16.40	$32.21 to $44.64	$14.17 to $14.17	$27.69 to $29.97	$58.77 to $59.76

Identified cost of investment	$1,081,197	$56,788,306	$3,296,900	$17,870,421	$292,540,560

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Small Cap Growth— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class
ASSETS:
Investment at net asset value	$4,237,392	$42,322,356	$40,764	$28,891,381	$2,740,693
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	3,352	65,108	—	(6,083)	1,992
Net receivable from (payable to) the Fund for shares sold or purchased	(3,352)	(65,102)	—	6,083	(1,992)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	6	—	—	—

Total net assets	$4,237,392	$42,322,356	$40,764	$28,891,381	$2,740,693

Total shares outstanding	393,123	42,318,124	1,668	3,428,430	315,923

Net asset value per share (NAV)	$10.78	$1.00	$24.44	$8.43	$8.68

Total units outstanding	155,631	32,950,786	896	579,876	181,588

Variable accumulation unit value (lowest to highest)	$27.23 to $27.23	$1.24 to $1.40	$45.90 to $45.90	$49.82 to $49.82	$15.09 to $15.09

Identified cost of investment	$5,030,001	$42,322,354	$46,884	$34,222,055	$3,364,695

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Discovery Value Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
ASSETS:
Investment at net asset value	$1,237,792	$6,526,873	$1,756,924	$46	$20,263,337
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(7,283)	731	—	885
Net receivable from (payable to) the Fund for shares sold or purchased	5	7,283	(731)	—	(885)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	5	—	—	—	—

Total net assets	$1,237,792	$6,526,873	$1,756,924	$46	$20,263,337

Total shares outstanding	47,061	250,032	99,205	3	271,991

Net asset value per share (NAV)	$26.30	$26.10	$17.71	$14.79	$74.50

Total units outstanding	21,309	90,691	46,157	6	1,177,679

Variable accumulation unit value (lowest to highest)	$54.50 to $64.31	$39.77 to $72.24	$38.06 to $38.06	$8.54 to $8.54	$17.21 to $17.21

Identified cost of investment	$1,181,867	$6,306,391	$1,814,311	$44	$18,024,085

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	AB VPS Relative Value Portfolio— Class A	AB VPS Small Cap Growth Portfolio— Class A	Alger Small Cap Growth Portfolio— Class I-2 Shares	Alger Weatherbie Specialized Growth Portfolio— Class I-2 Shares	American Century Investments® VP Inflation Protection Fund— Class I
ASSETS:
Investment at net asset value	$283,307	$529,442	$625,598	$—	$24,784
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	79	17	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(79)	(17)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$283,307	$529,442	$625,598	$—	$24,784

Total shares outstanding	9,604	49,296	37,846	—	2,639

Net asset value per share (NAV)	$29.50	$10.74	$16.53	$—	$9.39

Total units outstanding	16,130	43,985	56,106	—	2,357

Variable accumulation unit value (lowest to highest)	$17.56 to $17.56	$12.04 to $12.04	$11.15 to $11.15	$—	$10.52 to $10.52

Identified cost of investment	$275,687	$835,143	$560,710	$—	$26,575

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP Mid Cap Value Fund— Class I	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class I	American Century Investments® VP Value Fund— Class II
ASSETS:
Investment at net asset value	$1,465,237	$35,210	$829,314	$75,627	$2,070,201
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	54	—	35	42,827
Net receivable from (payable to) the Fund for shares sold or purchased	—	(54)	—	(35)	(42,827)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,465,237	$35,210	$829,314	$75,627	$2,070,201

Total shares outstanding	156,375	1,811	42,594	6,204	169,550

Net asset value per share (NAV)	$9.37	$19.44	$19.47	$12.19	$12.21

Total units outstanding	127,013	2,693	35,673	5,507	52,752

Variable accumulation unit value (lowest to highest)	$11.54 to $11.54	$13.08 to $13.08	$23.25 to $23.25	$13.73 to $13.73	$39.27 to $39.27

Identified cost of investment	$1,622,523	$36,332	$840,174	$75,045	$2,095,280

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	American Funds IS American Funds Global Balanced Fund— Class 1	American Funds IS Asset Allocation Fund— Class 1	American Funds IS The Bond Fund of America®— Class 1	American Funds IS Capital World Bond Fund®— Class 1	American Funds IS Global Growth Fund— Class 1
ASSETS:
Investment at net asset value	$72,001	$22,275,024	$38,396	$83,332	$4,477,148
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	233	(5,921)	—	—	156
Net receivable from (payable to) the Fund for shares sold or purchased	(233)	5,955	—	—	(156)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	34	—	—	—

Total net assets	$72,001	$22,275,024	$38,396	$83,332	$4,477,148

Total shares outstanding	5,821	933,572	4,025	8,202	131,991

Net asset value per share (NAV)	$12.37	$23.86	$9.54	$10.16	$33.92

Total units outstanding	5,484	1,243,466	3,777	7,673	107,474

Variable accumulation unit value (lowest to highest)	$13.13 to $13.13	$17.66 to $17.99	$10.16 to $10.16	$10.86 to $10.86	$41.66 to $41.66

Identified cost of investment	$70,953	$22,763,042	$37,679	$92,745	$4,882,261

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	American Funds IS Global Small Capitalization Fund— Class 1	American Funds IS Growth Fund— Class 1	American Funds IS Growth- Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1
ASSETS:
Investment at net asset value	$901,734	$18,328,687	$4,072,480	$10,309,160	$19,003,795
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(7,085)	1,948	4,180	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	7,086	(1,948)	(4,179)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	1	—

Total net assets	$901,734	$18,328,687	$4,072,480	$10,309,160	$19,003,795

Total shares outstanding	48,559	184,319	68,722	589,095	745,832

Net asset value per share (NAV)	$18.57	$99.44	$59.26	$17.50	$25.48

Total units outstanding	51,445	570,122	168,922	689,444	1,111,138

Variable accumulation unit value (lowest to highest)	$17.53 to $17.53	$31.56 to $32.15	$24.11 to $24.11	$14.68 to $14.96	$16.79 to $17.10

Identified cost of investment	$1,053,553	$18,457,063	$3,569,657	$11,186,541	$20,908,251

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	American Funds IS Washington Mutual Investors FundSM— Class 1	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$1,136,958	$7,239,153	$922,869	$4,217,060	$6,599
Dividends due and accrued	—	—	4,908	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	17	(6,121)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	1	(4,925)	6,121	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$1,136,958	$7,239,153	$922,869	$4,217,060	$6,599

Total shares outstanding	78,465	443,848	134,205	150,556	147

Net asset value per share (NAV)	$14.49	$16.31	$6.84	$28.01	$44.98

Total units outstanding	66,129	466,626	60,697	59,280	576

Variable accumulation unit value (lowest to highest)	$17.19 to $17.19	$15.17 to $15.52	$15.21 to $15.21	$71.14 to $71.14	$11.47 to $11.47

Identified cost of investment	$1,113,492	$7,653,114	$932,417	$3,734,795	$6,380

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1
ASSETS:
Investment at net asset value	$9,124	$55,851	$1,447,166	$2,354,910	$48,562
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	17	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(17)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$9,124	$55,851	$1,447,166	$2,354,910	$48,562

Total shares outstanding	218	962	37,423	86,103	542

Net asset value per share (NAV)	$41.93	$58.03	$38.67	$27.35	$89.59

Total units outstanding	312	2,905	61,512	190,277	3,199

Variable accumulation unit value (lowest to highest)	$29.06 to $29.06	$19.22 to $19.22	$23.53 to $23.53	$12.38 to $12.38	$15.18 to $15.18

Identified cost of investment	$8,899	$51,748	$1,275,765	$2,405,361	$47,313

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Value Portfolio	Delaware VIP® Emerging Markets Series— Standard Class
ASSETS:
Investment at net asset value	$26,388	$28,966	$2,545,313	$350,472	$3,285,934
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	17	—	—	—	258
Net receivable from (payable to) the Fund for shares sold or purchased	(17)	—	—	—	(258)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$26,388	$28,966	$2,545,313	$350,472	$3,285,934

Total shares outstanding	3,357	3,372	687,922	56,165	149,022

Net asset value per share (NAV)	$7.86	$8.59	$3.70	$6.24	$22.05

Total units outstanding	2,712	2,905	240,124	9,863	218,873

Variable accumulation unit value (lowest to highest)	$9.73 to $9.73	$9.97 to $9.97	$10.60 to $10.60	$35.36 to $35.36	$15.01 to $15.01

Identified cost of investment	$30,169	$27,511	$2,393,414	$386,065	$3,551,198

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Delaware VIP® International Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio
ASSETS:
Investment at net asset value	$85,552	$7,105,768	$5,430,856	$2,043,989	$6,741,628
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,147	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,147)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$85,552	$7,105,768	$5,430,856	$2,043,989	$6,741,628

Total shares outstanding	5,108	185,094	559,305	135,543	567,477

Net asset value per share (NAV)	$16.75	$38.39	$9.71	$15.08	$11.88

Total units outstanding	8,375	261,626	500,787	131,175	398,914

Variable accumulation unit value (lowest to highest)	$10.22 to $10.22	$27.16 to $27.16	$10.84 to $10.84	$15.58 to $15.58	$16.90 to $16.90

Identified cost of investment	$94,243	$6,374,195	$5,837,906	$1,940,669	$6,984,004

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	DFA VA International Value Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DFA VIT Inflation- Protected Securities Portfolio	DWS Alternative Asset Allocation VIP— Class A
ASSETS:
Investment at net asset value	$1,795,152	$21,408,623	$9,290,314	$16,403,205	$113,576
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	394	21	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(394)	(21)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,795,152	$21,408,623	$9,290,314	$16,403,205	$113,576

Total shares outstanding	131,899	657,917	411,076	1,810,508	8,915

Net asset value per share (NAV)	$13.61	$32.54	$22.60	$9.06	$12.74

Total units outstanding	137,192	1,065,714	376,046	1,338,474	8,902

Variable accumulation unit value (lowest to highest)	$13.09 to $13.09	$20.09 to $20.09	$24.71 to $24.71	$12.26 to $12.26	$12.76 to $12.76

Identified cost of investment	$1,614,009	$20,530,273	$8,501,745	$18,992,896	$118,754

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Balanced Portfolio— Initial Class	Fidelity® VIP Bond Index Portfolio— Initial Class
ASSETS:
Investment at net asset value	$36,458	$31,696,586	$641,822	$507,696	$21,134,859
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	308	—	414	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(308)	—	(414)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$36,458	$31,696,586	$641,822	$507,696	$21,134,859

Total shares outstanding	3,489	2,325,502	46,308	22,746	2,185,611

Net asset value per share (NAV)	$10.45	$13.63	$13.86	$22.32	$9.67

Total units outstanding	1,805	743,486	26,300	32,745	2,195,467

Variable accumulation unit value (lowest to highest)	$20.20 to $20.20	$31.56 to $42.66	$24.40 to $24.40	$15.50 to $15.50	$9.63 to $9.63

Identified cost of investment	$33,909	$35,416,311	$549,945	$458,768	$23,713,157

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Extended Market Index Portfolio— Initial Class	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$17,233,765	$2,460,924	$1,946,825	$3,209,797	$535,470
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	90,003	—	(12,116)	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(89,994)	2	12,116	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	9	2	—	—	—

Total net assets	$17,233,765	$2,460,924	$1,946,825	$3,209,797	$535,470

Total shares outstanding	354,385	232,601	78,343	248,052	47,261

Net asset value per share (NAV)	$48.63	$10.58	$24.85	$12.94	$11.33

Total units outstanding	245,173	203,236	46,794	236,653	21,512

Variable accumulation unit value (lowest to highest)	$69.54 to $90.40	$11.96 to $12.13	$41.58 to $49.17	$13.56 to $13.56	$24.89 to $24.89

Identified cost of investment	$14,341,374	$3,120,553	$1,953,468	$3,082,202	$588,754

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2025 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2035 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$10,936,714	$28,748	$24,859,263	$164,355	$12,783,366
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(328)	30	(289)	283	(5,857)
Net receivable from (payable to) the Fund for shares sold or purchased	328	(30)	289	(283)	5,857
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$10,936,714	$28,748	$24,859,263	$164,355	$12,783,366

Total shares outstanding	874,937	1,895	1,618,442	6,324	513,182

Net asset value per share (NAV)	$12.50	$15.17	$15.36	$25.99	$24.91

Total units outstanding	391,924	2,655	803,718	14,763	347,823

Variable accumulation unit value (lowest to highest)	$23.86 to $27.91	$10.83 to $10.83	$30.93 to $30.93	$11.13 to $11.13	$36.75 to $36.75

Identified cost of investment	$11,177,351	$27,829	$24,731,539	$156,509	$12,361,669

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$32,049	$3,091,676	$15,178	$54,375	$16,883
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	215	—	276	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(215)	—	(276)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$32,049	$3,091,676	$15,178	$54,375	$16,883

Total shares outstanding	1,271	135,778	1,191	4,319	1,362

Net asset value per share (NAV)	$25.21	$22.77	$12.74	$12.59	$12.40

Total units outstanding	2,817	172,679	1,334	4,779	1,485

Variable accumulation unit value (lowest to highest)	$11.38 to $11.38	$17.90 to $17.90	$11.38 to $11.38	$11.38 to $11.38	$11.37 to $11.37

Identified cost of investment	$29,285	$3,044,985	$13,949	$49,155	$15,593

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class
ASSETS:
Investment at net asset value	$49,344,106	$2,813,048	$3,596,605	$666,461	$328,247,472
Dividends due and accrued	2	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(7,517)	17	—	79	(6,071)
Net receivable from (payable to) the Fund for shares sold or purchased	7,515	(17)	—	(79)	6,089
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	18

Total net assets	$49,344,106	$2,813,048	$3,596,605	$666,461	$328,247,472

Total shares outstanding	49,344,104	47,072	38,631	19,447	710,815

Net asset value per share (NAV)	$1.00	$59.76	$93.10	$34.27	$461.79

Total units outstanding	4,386,947	168,106	48,226	53,769	5,386,904

Variable accumulation unit value (lowest to highest)	$11.25 to $11.25	$16.73 to $16.73	$74.47 to $74.61	$12.39 to $12.39	$60.88 to $71.93

Identified cost of investment	$49,344,104	$2,747,975	$3,095,733	$661,251	$234,630,569

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class
ASSETS:
Investment at net asset value	$3,552,374	$21,196,690	$45,553,573	$9,410,868	$5,622,641
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	93	(68)	267	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(93)	75	(267)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	7	—	—

Total net assets	$3,552,374	$21,196,690	$45,553,573	$9,410,868	$5,622,641

Total shares outstanding	167,565	1,997,803	4,078,207	258,257	217,763

Net asset value per share (NAV)	$21.20	$10.61	$11.17	$36.44	$25.82

Total units outstanding	277,923	1,838,674	2,326,585	157,769	192,380

Variable accumulation unit value (lowest to highest)	$12.78 to $12.78	$11.53 to $11.53	$19.54 to $21.37	$59.65 to $73.02	$29.23 to $29.23

Identified cost of investment	$3,460,872	$21,905,803	$50,001,203	$8,792,742	$4,839,268

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Technology Portfolio— Initial Class	Fidelity® VIP Total Market Index Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class
ASSETS:
Investment at net asset value	$12,687,026	$538,614	$1,724,807	$312,961	$1,639,681
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	557	44	781	111	—
Net receivable from (payable to) the Fund for shares sold or purchased	(557)	(44)	(781)	(111)	9
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	9

Total net assets	$12,687,026	$538,614	$1,724,807	$312,961	$1,639,681

Total shares outstanding	735,480	51,394	53,716	18,132	85,802

Net asset value per share (NAV)	$17.25	$10.48	$32.11	$17.26	$19.11

Total units outstanding	725,207	42,498	81,857	20,478	75,469

Variable accumulation unit value (lowest to highest)	$17.49 to $17.49	$12.67 to $12.67	$21.07 to $21.07	$15.28 to $15.28	$21.64 to $22.11

Identified cost of investment	$13,612,061	$531,500	$1,504,241	$284,213	$1,271,256

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. Capital Appreciation Fund— Series I Shares	Invesco V.I. Core Plus Bond Fund— Series I Shares	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares
ASSETS:
Investment at net asset value	$26,254	$47,347	$219,591	$13,210,558	$2,691,888
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(6,343)	115
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	6,343	(114)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	1

Total net assets	$26,254	$47,347	$219,591	$13,210,558	$2,691,888

Total shares outstanding	1,567	1,006	38,256	387,520	192,553

Net asset value per share (NAV)	$16.75	$47.07	$5.74	$34.09	$13.98

Total units outstanding	507	1,123	22,277	548,631	162,132

Variable accumulation unit value (lowest to highest)	$51.77 to $51.77	$42.15 to $42.15	$9.86 to $9.86	$24.08 to $24.08	$14.30 to $16.71

Identified cost of investment	$19,212	$47,920	$248,462	$13,673,496	$2,760,648

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$249,323	$22,923,032	$743,174	$5,059,229	$581,783
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	2,826	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(2,826)	—	—	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	1

Total net assets	$249,323	$22,923,032	$743,174	$5,059,229	$581,783

Total shares outstanding	25,467	299,569	73,948	106,847	9,522

Net asset value per share (NAV)	$9.79	$76.52	$10.05	$47.35	$61.10

Total units outstanding	8,937	267,249	64,771	68,694	15,551

Variable accumulation unit value (lowest to highest)	$27.90 to $27.90	$85.78 to $85.78	$11.47 to $11.47	$73.65 to $73.65	$37.16 to $38.57

Identified cost of investment	$273,369	$25,281,686	$859,297	$4,396,266	$501,385

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Baron Growth Opportunities Fund— Standard Class
ASSETS:
Investment at net asset value	$323,385	$111,776	$1,018,003	$5,818,349	$164,452
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	17
Net receivable from (payable to) the Fund for shares sold or purchased	1	—	—	1	(17)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	—	1	—

Total net assets	$323,385	$111,776	$1,018,003	$5,818,349	$164,452

Total shares outstanding	35,576	4,665	39,473	80,818	2,175

Net asset value per share (NAV)	$9.09	$23.96	$25.79	$71.99	$75.62

Total units outstanding	15,893	5,957	27,893	109,536	11,826

Variable accumulation unit value (lowest to highest)	$17.59 to $21.92	$18.77 to $18.77	$36.70 to $36.70	$39.47 to $53.72	$13.91 to $13.91

Identified cost of investment	$315,859	$147,294	$913,786	$5,329,590	$161,751

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	LVIP Delaware Limited-Term Diversified Income Fund— Standard Class	LVIP Delaware Value Fund— Standard Class	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund— Standard Class	LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class
ASSETS:
Investment at net asset value	$1,477,034	$10,913	$3,722,641	$4,073,707	$353,627
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	79	30	17	731
Net receivable from (payable to) the Fund for shares sold or purchased	—	(79)	(30)	(17)	(731)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,477,034	$10,913	$3,722,641	$4,073,707	$353,627

Total shares outstanding	158,923	432	507,864	506,239	21,307

Net asset value per share (NAV)	$9.29	$25.24	$7.33	$8.05	$16.60

Total units outstanding	147,372	890	321,823	201,186	25,585

Variable accumulation unit value (lowest to highest)	$10.02 to $10.02	$12.26 to $12.26	$11.57 to $11.57	$20.25 to $20.25	$13.82 to $13.82

Identified cost of investment	$1,470,119	$10,886	$3,800,461	$4,225,689	$353,047

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	MFS® Global Growth Portfolio— Initial Class	MFS® Global Real Estate Portfolio— Initial Class
ASSETS:
Investment at net asset value	$12,027,649	$89,346	$19,390,384	$77,590	$2,820,819
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	42	—	44	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(42)	—	(44)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$12,027,649	$89,346	$19,390,384	$77,590	$2,820,819

Total shares outstanding	1,202,044	8,921	1,853,411	2,869	215,659

Net asset value per share (NAV)	$10.01	$10.02	$10.46	$27.04	$13.08

Total units outstanding	1,037,644	9,337	996,375	4,881	172,880

Variable accumulation unit value (lowest to highest)	$11.59 to $11.59	$9.57 to $9.57	$19.46 to $19.46	$15.90 to $15.90	$16.32 to $16.32

Identified cost of investment	$13,700,824	$88,543	$18,838,467	$78,468	$3,182,949

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Growth Series— Initial Class
ASSETS:
Investment at net asset value	$2,476,202	$2,590,227	$24,052,812	$272	$551,491
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	885	3,564	—	17
Net receivable from (payable to) the Fund for shares sold or purchased	—	(885)	(3,564)	—	(17)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$2,476,202	$2,590,227	$24,052,812	$272	$551,491

Total shares outstanding	181,673	176,566	818,123	8	64,351

Net asset value per share (NAV)	$13.63	$14.67	$29.40	$35.99	$8.57

Total units outstanding	133,654	211,375	815,227	—	37,935

Variable accumulation unit value (lowest to highest)	$18.53 to $18.53	$12.25 to $12.25	$29.50 to $29.50	$63.41 to $63.41	$14.54 to $14.54

Identified cost of investment	$2,742,077	$2,605,140	$25,786,915	$255	$563,190

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® New Discovery Value Portfolio— Initial Class	MFS® Research International Portfolio— Initial Class	MFS® Value Series— Initial Class
ASSETS:
Investment at net asset value	$6,699,653	$4,788	$3,333,653	$59,229	$83,987,031
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(3,179)	—	54	—	1,735
Net receivable from (payable to) the Fund for shares sold or purchased	3,179	—	(54)	—	(1,734)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	1

Total net assets	$6,699,653	$4,788	$3,333,653	$59,229	$83,987,031

Total shares outstanding	681,552	370	417,228	3,509	3,948,615

Net asset value per share (NAV)	$9.83	$12.94	$7.99	$16.88	$21.27

Total units outstanding	343,191	89	239,983	5,375	1,766,842

Variable accumulation unit value (lowest to highest)	$19.52 to $19.52	$52.84 to $52.84	$13.89 to $13.89	$11.02 to $11.02	$36.30 to $47.57

Identified cost of investment	$6,444,528	$6,293	$3,354,156	$53,474	$79,958,867

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Neuberger Berman AMT Sustainable Equity Portfolio— Class I
ASSETS:
Investment at net asset value	$652,125	$917,272	$552,415	$64,731	$302,335
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	621	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(621)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$652,125	$917,272	$552,415	$64,731	$302,335

Total shares outstanding	118,568	150,126	37,993	4,107	9,066

Net asset value per share (NAV)	$5.50	$6.11	$14.54	$15.76	$33.35

Total units outstanding	26,329	56,330	15,018	3,909	18,088

Variable accumulation unit value (lowest to highest)	$24.77 to $24.77	$16.28 to $16.28	$36.98 to $36.98	$16.56 to $16.56	$16.71 to $16.71

Identified cost of investment	$829,293	$1,062,872	$530,089	$66,979	$226,021

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT High Yield Portfolio— Institutional Class
ASSETS:
Investment at net asset value	$1,516,497	$4,128,607	$48,305	$1,830,241	$88,180
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	59	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(59)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,516,497	$4,128,607	$48,305	$1,830,241	$88,180

Total shares outstanding	143,744	429,169	5,021	254,908	12,281

Net asset value per share (NAV)	$10.55	$9.62	$9.62	$7.18	$7.18

Total units outstanding	135,760	278,497	4,853	89,292	7,956

Variable accumulation unit value (lowest to highest)	$11.17 to $11.17	$14.83 to $14.83	$9.95 to $9.95	$20.54 to $20.54	$11.08 to $11.08

Identified cost of investment	$1,716,787	$4,705,286	$49,446	$1,803,526	$85,978

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$343,522	$65,042	$18,725,018	$36,422	$11,370,075
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	(9,443)
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	9,443
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$343,522	$65,042	$18,725,018	$36,422	$11,370,075

Total shares outstanding	34,525	6,617	2,355,348	4,581	1,184,383

Net asset value per share (NAV)	$9.95	$9.83	$7.95	$7.95	$9.60

Total units outstanding	31,488	6,379	880,047	4,424	722,150

Variable accumulation unit value (lowest to highest)	$10.91 to $10.91	$10.20 to $10.20	$21.28 to $21.28	$8.23 to $8.23	$15.75 to $15.75

Identified cost of investment	$340,153	$67,412	$25,659,561	$46,828	$11,974,188

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class
ASSETS:
Investment at net asset value	$280,867	$8,859,578	$104,309	$17,509,293	$273,708
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	4	—	219	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(4)	—	(219)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$280,867	$8,859,578	$104,309	$17,509,293	$273,708

Total shares outstanding	29,257	765,737	9,015	1,907,330	29,816

Net asset value per share (NAV)	$9.60	$11.57	$11.57	$9.18	$9.18

Total units outstanding	27,655	466,476	9,679	860,379	28,016

Variable accumulation unit value (lowest to highest)	$10.16 to $10.16	$18.92 to $18.92	$10.79 to $10.79	$20.41 to $20.41	$9.77 to $9.77

Identified cost of investment	$277,047	$9,909,149	$106,442	$20,608,645	$272,779

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Schwab® S&P 500 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio
ASSETS:
Investment at net asset value	$2,427,786	$6,176,927	$93,264,476	$1,774,184	$3,491,902
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	2,129	—	404	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(2,129)	—	(404)	4	3
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	4	3

Total net assets	$2,427,786	$6,176,927	$93,264,476	$1,774,184	$3,491,902

Total shares outstanding	34,589	179,562	2,019,149	57,066	232,638

Net asset value per share (NAV)	$70.19	$34.40	$46.19	$31.09	$15.01

Total units outstanding	204,691	70,422	1,261,769	34,234	120,063

Variable accumulation unit value (lowest to highest)	$11.86 to $11.86	$87.71 to $87.71	$73.91 to $73.91	$48.16 to $53.93	$28.12 to $29.23

Identified cost of investment	$2,155,791	$6,896,909	$90,256,759	$1,222,202	$3,537,026

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Moderate Allocation Portfolio	Thrivent Aggressive Allocation Portfolio	Thrivent Diversified Income Plus Portfolio	Thrivent Global Stock Portfolio
ASSETS:
Investment at net asset value	$916,610	$2,223,728	$61,752	$163,127	$131,927
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	17	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	2	—	(17)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2	—	—	—	—

Total net assets	$916,610	$2,223,728	$61,752	$163,127	$131,927

Total shares outstanding	196,697	111,075	3,470	21,820	9,608

Net asset value per share (NAV)	$4.66	$20.02	$17.80	$7.48	$13.73

Total units outstanding	60,081	62,797	4,517	14,769	9,688

Variable accumulation unit value (lowest to highest)	$15.23 to $15.38	$35.41 to $35.41	$13.67 to $13.67	$11.05 to $11.05	$13.62 to $13.62

Identified cost of investment	$944,298	$2,242,443	$56,722	$156,741	$122,644

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio	Thrivent Mid Cap Stock Portfolio	Thrivent Small Cap Index Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares
ASSETS:
Investment at net asset value	$120,639	$10,776,454	$1,793,332	$37,084,645	$220,446
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	17	130	868	98	—
Net receivable from (payable to) the Fund for shares sold or purchased	(17)	(130)	(868)	(98)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$120,639	$10,776,454	$1,793,332	$37,084,645	$220,446

Total shares outstanding	2,512	514,480	91,196	1,830,545	11,726

Net asset value per share (NAV)	$48.03	$20.95	$19.66	$20.26	$18.80

Total units outstanding	6,992	758,255	122,485	2,481,738	7,260

Variable accumulation unit value (lowest to highest)	$17.25 to $17.25	$14.21 to $14.21	$14.64 to $14.64	$14.94 to $14.94	$30.36 to $30.36

Identified cost of investment	$123,077	$10,210,139	$1,714,992	$31,904,085	$169,346

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares
ASSETS:
Investment at net asset value	$24,335	$152,219	$89,474	$31,951	$26,687
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$24,335	$152,219	$89,474	$31,951	$26,687

Total shares outstanding	1,816	12,296	4,941	2,606	2,064

Net asset value per share (NAV)	$13.40	$12.38	$18.11	$12.26	$12.93

Total units outstanding	1,252	9,330	3,324	1,817	1,528

Variable accumulation unit value (lowest to highest)	$19.44 to $19.44	$16.32 to $16.32	$26.92 to $26.92	$17.58 to $17.58	$17.46 to $17.46

Identified cost of investment	$22,316	$140,866	$69,859	$42,396	$41,295

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares	Voya High Yield Portfolio— Class I	Voya Index Solution 2030 Portfolio— Class Z
ASSETS:
Investment at net asset value	$237,227	$387,457	$684,848	$35,800	$162,451
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	17	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(17)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$237,227	$387,457	$684,848	$35,800	$162,451

Total shares outstanding	17,104	50,847	71,637	4,134	10,481

Net asset value per share (NAV)	$13.87	$7.62	$9.56	$8.66	$15.50

Total units outstanding	10,316	25,701	60,257	3,261	11,865

Variable accumulation unit value (lowest to highest)	$23.00 to $23.00	$15.08 to $15.08	$11.37 to $11.37	$10.98 to $10.98	$13.69 to $13.69

Identified cost of investment	$197,334	$403,082	$598,078	$36,147	$162,669

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I	Voya MidCap Opportunities Portfolio— Class I	Voya Russell™ Mid Cap Index Portfolio— Class I
ASSETS:
Investment at net asset value	$177,958	$103,939	$3,669,685	$558,845	$15,108,068
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,800	(466)	—	317
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,800)	466	—	(317)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$177,958	$103,939	$3,669,685	$558,845	$15,108,068

Total shares outstanding	10,389	5,839	387,098	109,793	1,357,418

Net asset value per share (NAV)	$17.13	$17.80	$9.48	$5.09	$11.13

Total units outstanding	11,762	6,639	355,138	32,048	459,274

Variable accumulation unit value (lowest to highest)	$15.13 to $15.13	$15.66 to $15.66	$10.33 to $10.33	$17.44 to $17.44	$31.96 to $32.90

Identified cost of investment	$186,493	$98,585	$3,823,966	$483,239	$15,146,376

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I	VY® JPMorgan Small Cap Core Equity Portfolio— Class I	VY® Morgan Stanley Global Franchise Portfolio— Class R6	VY® T. Rowe Price Capital Appreciation Portfolio— Class I
ASSETS:
Investment at net asset value	$1,348,161	$281,438	$4,060,436	$137,993	$1,557,607
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	868	—	40
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(868)	—	(40)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,348,161	$281,438	$4,060,436	$137,993	$1,557,607

Total shares outstanding	89,341	18,663	272,147	8,717	59,701

Net asset value per share (NAV)	$15.09	$15.08	$14.92	$15.83	$26.09

Total units outstanding	71,415	21,182	316,630	9,703	100,480

Variable accumulation unit value (lowest to highest)	$18.88 to $18.88	$13.29 to $13.29	$12.82 to $12.82	$14.22 to $14.22	$15.50 to $15.50

Identified cost of investment	$1,236,343	$312,402	$4,489,194	$150,887	$1,614,068

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

Western Asset Core Plus VIT Portfolio— Class I
ASSETS:
Investment at net asset value	$3,714,164
Dividends due and accrued	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	17
Net receivable from (payable to) the Fund for shares sold or purchased	(17)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—

Total net assets	$3,714,164

Total shares outstanding	750,336

Net asset value per share (NAV)	$4.95

Total units outstanding	390,692

Variable accumulation unit value (lowest to highest)	$9.51 to $9.51

Identified cost of investment	$4,124,223

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations

For the year ended December 31, 2023

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$30,286	$907,439	$32,245	$43,380	$62,045
Mortality and expense risk charges	(892)	(12,653)	—	(85)	(549)

Net investment income (loss)	29,394	894,786	32,245	43,295	61,496

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	447,597	924,933	74,431	700,532	595,826
Cost of investments sold	(478,782)	(1,067,180)	(112,991)	(638,215)	(563,435)

Net realized gain (loss) on investments	(31,185)	(142,247)	(38,560)	62,317	32,391
Realized gain distribution received	772,251	—	—	103,878	429,617
Change in unrealized appreciation (depreciation) on investments	(246,146)	833,933	132,061	(56,524)	(591,838)

Net gain (loss) on investments	494,920	691,686	93,501	109,671	(129,830)

Net increase (decrease) in net assets resulting from operations	$524,314	$1,586,472	$125,746	$152,966	$(68,334)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Floating Rate— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$340,853	$2,676	$8,718	$113,326	$13,323,304
Mortality and expense risk charges	—	(3,315)	—	(2,801)	(1,535,130)

Net investment income (loss)	340,853	(639)	8,718	110,525	11,788,174

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	482,845	11,916,760	8,935	1,554,667	9,965,192
Cost of investments sold	(483,877)	(13,582,413)	(8,985)	(1,463,784)	(12,551,385)

Net realized gain (loss) on investments	(1,032)	(1,665,653)	(50)	90,883	(2,586,193)
Realized gain distribution received	—	—	—	303,293	—
Change in unrealized appreciation (depreciation) on investments	119,885	2,040,988	6,484	669,098	42,259,639

Net gain (loss) on investments	118,853	375,335	6,434	1,063,274	39,673,446

Net increase (decrease) in net assets resulting from operations	$459,706	$374,696	$15,152	$1,173,799	$51,461,620

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP Natural Resources— Initial Class	MainStay VP PineStone International Equity— Initial Class	MainStay VP S&P 500 Index— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$20,683	$2,890,648	$87,325	$—	$6,841,831
Mortality and expense risk charges	—	(12,615)	—	(80,090)	(1,136,676)

Net investment income (loss)	20,683	2,878,033	87,325	(80,090)	5,705,155

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	135,372	5,291,816	1,416,600	45,180,629	10,632,821
Cost of investments sold	(158,820)	(5,968,588)	(622,914)	(58,278,136)	(3,409,823)

Net realized gain (loss) on investments	(23,448)	(676,772)	793,686	(13,097,507)	7,222,998
Realized gain distribution received	—	—	—	—	7,551,386
Change in unrealized appreciation (depreciation) on investments	43,653	3,327,756	(802,734)	16,482,230	84,785,443

Net gain (loss) on investments	20,205	2,650,984	(9,048)	3,384,723	99,559,827

Net increase (decrease) in net assets resulting from operations	$40,888	$5,529,017	$78,277	$3,304,633	$105,264,982

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Small Cap Growth— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$1,676,588	$—	$30,520	$22,687
Mortality and expense risk charges	—	(3,817)	—	—	—

Net investment income (loss)	—	1,672,771	—	30,520	22,687

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	671,383	32,372,453	9,662	3,763,339	387,165
Cost of investments sold	(766,987)	(32,372,452)	(14,829)	(7,001,318)	(680,347)

Net realized gain (loss) on investments	(95,604)	1	(5,167)	(3,237,979)	(293,182)
Realized gain distribution received	14,354	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	662,844	(1)	17,484	6,629,016	599,642

Net gain (loss) on investments	581,594	—	12,317	3,391,037	306,460

Net increase (decrease) in net assets resulting from operations	$581,594	$1,672,771	$12,317	$3,421,557	$329,147

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Discovery Value Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$12,185	$—	$17,035	$—	$—
Mortality and expense risk charges	(1,787)	(82)	—	—	—

Net investment income (loss)	10,398	(82)	17,035	—	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	524,928	1,087,690	708,900	5	850,518
Cost of investments sold	(707,265)	(1,211,910)	(809,847)	(6)	(878,138)

Net realized gain (loss) on investments	(182,337)	(124,220)	(100,947)	(1)	(27,620)
Realized gain distribution received	—	210,966	134,160	—	1,190,070
Change in unrealized appreciation (depreciation) on investments	454,123	2,008,917	228,594	7	3,805,519

Net gain (loss) on investments	271,786	2,095,663	261,807	6	4,967,969

Net increase (decrease) in net assets resulting from operations	$282,184	$2,095,581	$278,842	$6	$4,967,969

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	AB VPS Relative Value Portfolio— Class A	AB VPS Small Cap Growth Portfolio— Class A	Alger Small Cap Growth Portfolio— Class I-2 Shares(a)	Alger Weatherbie Specialized Growth Portfolio— Class I-2 Shares	American Century Investments® VP Inflation Protection Fund— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$4,546	$—	$—	$—	$761
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	4,546	—	—	—	761

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	168,743	31,910	438,696	1,052,248	303
Cost of investments sold	(172,589)	(86,008)	(449,209)	(1,630,167)	(354)

Net realized gain (loss) on investments	(3,846)	(54,098)	(10,513)	(577,919)	(51)
Realized gain distribution received	23,904	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	14,124	134,200	64,888	576,503	11

Net gain (loss) on investments	34,182	80,102	54,375	(1,416)	(40)

Net increase (decrease) in net assets resulting from operations	$38,728	$80,102	$54,375	$(1,416)	$721

(a) For the period September 29, 2023 (commencement of Investment Division) through December 31, 2023.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP Mid Cap Value Fund— Class I	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class I	American Century Investments® VP Value Fund— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$51,526	$755	$17,473	$1,505	$48,043
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	51,526	755	17,473	1,505	48,043

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	968,843	6,537	29,642	2,188	658,228
Cost of investments sold	(1,125,667)	(8,261)	(32,914)	(1,812)	(533,918)

Net realized gain (loss) on investments	(156,824)	(1,724)	(3,272)	376	124,310
Realized gain distribution received	—	3,688	89,486	4,304	179,071
Change in unrealized appreciation (depreciation) on investments	169,914	(462)	(56,923)	1,038	(162,457)

Net gain (loss) on investments	13,090	1,502	29,291	5,718	140,924

Net increase (decrease) in net assets resulting from operations	$64,616	$2,257	$46,764	$7,223	$188,967

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	American Funds IS American Funds Global Balanced Fund— Class 1	American Funds IS Asset Allocation Fund— Class 1	American Funds IS The Bond Fund of America®— Class 1	American Funds IS Capital World Bond Fund®— Class 1	American Funds IS Global Growth Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$1,070	$509,990	$677	$—	$46,901
Mortality and expense risk charges	—	(11,323)	—	—	—

Net investment income (loss)	1,070	498,667	677	—	46,901

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,916	1,143,688	32	19,274	662,078
Cost of investments sold	(2,238)	(1,156,876)	(32)	(24,148)	(654,286)

Net realized gain (loss) on investments	(322)	(13,188)	—	(4,874)	7,792
Realized gain distribution received	4,695	770,296	—	—	302,710
Change in unrealized appreciation (depreciation) on investments	1,438	1,526,713	717	10,042	474,113

Net gain (loss) on investments	5,811	2,283,821	717	5,168	784,615

Net increase (decrease) in net assets resulting from operations	$6,881	$2,782,488	$1,394	$5,168	$831,516

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	American Funds IS Global Small Capitalization Fund— Class 1	American Funds IS Growth Fund— Class 1	American Funds IS Growth- Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$4,037	$97,901	$58,421	$153,730	$292,339
Mortality and expense risk charges	—	(391)	—	(278)	(93)

Net investment income (loss)	4,037	97,510	58,421	153,452	292,246

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	90,425	3,621,018	157,726	2,418,375	1,288,032
Cost of investments sold	(142,420)	(3,180,338)	(150,966)	(2,581,973)	(1,348,527)

Net realized gain (loss) on investments	(51,995)	440,680	6,760	(163,598)	(60,495)
Realized gain distribution received	10,167	937,359	183,109	—	—
Change in unrealized appreciation (depreciation) on investments	161,319	3,926,078	585,727	1,585,618	2,107,959

Net gain (loss) on investments	119,491	5,304,117	775,596	1,422,020	2,047,464

Net increase (decrease) in net assets resulting from operations	$123,528	$5,401,627	$834,017	$1,575,472	$2,339,710

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	American Funds IS Washington Mutual Investors FundSM— Class 1	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$21,577	$154,305	$59,643	$—	$43
Mortality and expense risk charges	—	(190)	—	—	—

Net investment income (loss)	21,577	154,115	59,643	—	43

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	179,521	309,879	425,506	410,211	155
Cost of investments sold	(204,931)	(359,621)	(491,982)	(349,542)	(171)

Net realized gain (loss) on investments	(25,410)	(49,742)	(66,476)	60,669	(16)
Realized gain distribution received	8,648	—	—	—	694
Change in unrealized appreciation (depreciation) on investments	158,799	710,667	115,399	1,513,129	562

Net gain (loss) on investments	142,037	660,925	48,923	1,573,798	1,240

Net increase (decrease) in net assets resulting from operations	$163,614	$815,040	$108,566	$1,573,798	$1,283

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$30	$492	$—	$—	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	30	492	—	—	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	633	1,805	62,450	275,352	557
Cost of investments sold	(388)	(1,530)	(63,212)	(336,258)	(609)

Net realized gain (loss) on investments	245	275	(762)	(60,906)	(52)
Realized gain distribution received	199	1,374	10,110	—	—
Change in unrealized appreciation (depreciation) on investments	322	5,265	361,638	(5,621)	6,933

Net gain (loss) on investments	766	6,914	370,986	(66,527)	6,881

Net increase (decrease) in net assets resulting from operations	$796	$7,406	$370,986	$(66,527)	$6,881

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Value Portfolio	Delaware VIP® Emerging Markets Series— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,270	$260	$115,503	$4,254	$54,425
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	1,270	260	115,503	4,254	54,425

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	565	2,031	1,035,611	21,408	764,217
Cost of investments sold	(721)	(2,051)	(996,467)	(24,794)	(775,405)

Net realized gain (loss) on investments	(156)	(20)	39,144	(3,386)	(11,188)
Realized gain distribution received	—	—	—	33,982	—
Change in unrealized appreciation (depreciation) on investments	1,278	1,269	77,578	53,639	365,429

Net gain (loss) on investments	1,122	1,249	116,722	84,235	354,241

Net increase (decrease) in net assets resulting from operations	$2,392	$1,509	$232,225	$88,489	$408,666

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Delaware VIP® International Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$1,839	$63,235	$212,397	$51,858	$200,530
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	1,839	63,235	212,397	51,858	200,530

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	56,693	1,379,023	353,891	171,948	714,033
Cost of investments sold	(61,811)	(880,795)	(373,297)	(153,128)	(540,697)

Net realized gain (loss) on investments	(5,118)	498,228	(19,406)	18,820	173,336
Realized gain distribution received	—	279,348	—	21,103	—
Change in unrealized appreciation (depreciation) on investments	21,539	(293,043)	70,524	178,292	490,099

Net gain (loss) on investments	16,421	484,533	51,118	218,215	663,435

Net increase (decrease) in net assets resulting from operations	$18,260	$547,768	$263,515	$270,073	$863,965

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	DFA VA International Value Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DFA VIT Inflation- Protected Securities Portfolio	DWS Alternative Asset Allocation VIP— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$81,352	$456,447	$131,480	$623,451	$7,665
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	81,352	456,447	131,480	623,451	7,665

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	362,362	1,474,195	863,169	3,396,421	19,712
Cost of investments sold	(320,999)	(1,510,526)	(715,698)	(4,004,240)	(21,151)

Net realized gain (loss) on investments	41,363	(36,331)	147,471	(607,819)	(1,439)
Realized gain distribution received	16,235	278,191	585,061	—	1,023
Change in unrealized appreciation (depreciation) on investments	149,103	1,524,332	705,369	557,420	(1,305)

Net gain (loss) on investments	206,701	1,766,192	1,437,901	(50,399)	(1,721)

Net increase (decrease) in net assets resulting from operations	$288,053	$2,222,639	$1,569,381	$573,052	$5,944

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Balanced Portfolio— Initial Class	Fidelity® VIP Bond Index Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$293	$345,081	$7,143	$9,907	$513,760
Mortality and expense risk charges	—	(122)	—	—	—

Net investment income (loss)	293	344,959	7,143	9,907	513,760

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,808	7,783,621	68,077	845,431	3,039,159
Cost of investments sold	(1,907)	(8,676,305)	(78,733)	(953,492)	(3,618,272)

Net realized gain (loss) on investments	(99)	(892,684)	(10,656)	(108,061)	(579,113)
Realized gain distribution received	193	739,738	23,987	31,876	—
Change in unrealized appreciation (depreciation) on investments	6,939	4,472,871	62,903	200,356	1,208,351

Net gain (loss) on investments	7,033	4,319,925	76,234	124,171	629,238

Net increase (decrease) in net assets resulting from operations	$7,326	$4,664,884	$83,377	$134,078	$1,142,998

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Extended Market Index Portfolio— Initial Class	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$75,933	$53,534	$36,105	$55,268	$21,502
Mortality and expense risk charges	(2,903)	(580)	(107)	—	—

Net investment income (loss)	73,030	52,954	35,998	55,268	21,502

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,356,037	192,498	381,553	522,811	86,319
Cost of investments sold	(1,746,693)	(241,328)	(317,561)	(521,309)	(98,761)

Net realized gain (loss) on investments	609,344	(48,830)	63,992	1,502	(12,442)
Realized gain distribution received	547,516	—	54,195	—	39,628
Change in unrealized appreciation (depreciation) on investments	3,251,551	210,299	25,000	453,420	(1,067)

Net gain (loss) on investments	4,408,411	161,469	143,187	454,922	26,119

Net increase (decrease) in net assets resulting from operations	$4,481,441	$214,423	$179,185	$510,190	$47,621

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2025 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2035 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$372,075	$519	$554,088	$2,611	$186,007
Mortality and expense risk charges	(110)	—	—	—	—

Net investment income (loss)	371,965	519	554,088	2,611	186,007

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,334,840	5,669	4,325,203	4,174	1,864,583
Cost of investments sold	(9,159,760)	(5,703)	(4,387,375)	(3,931)	(1,733,259)

Net realized gain (loss) on investments	(1,824,920)	(34)	(62,172)	243	131,324
Realized gain distribution received	94,661	—	—	19	136,739
Change in unrealized appreciation (depreciation) on investments	2,705,757	918	2,477,512	7,846	1,451,046

Net gain (loss) on investments	975,498	884	2,415,340	8,108	1,719,109

Net increase (decrease) in net assets resulting from operations	$1,347,463	$1,403	$2,969,428	$10,719	$1,905,116

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$396	$41,510	$188	$703	$229
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	396	41,510	188	703	229

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	133	484,360	368	402	160,125
Cost of investments sold	(118)	(575,006)	(308)	(360)	(158,272)

Net realized gain (loss) on investments	15	(90,646)	60	42	1,853
Realized gain distribution received	86	37,505	48	107	246
Change in unrealized appreciation (depreciation) on investments	2,579	491,555	1,143	5,177	2,235

Net gain (loss) on investments	2,680	438,414	1,251	5,326	4,334

Net increase (decrease) in net assets resulting from operations	$3,076	$479,924	$1,439	$6,029	$4,563

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,397,994	$—	$4,219	$—	$4,257,164
Mortality and expense risk charges	—	—	(81)	—	(6,362)

Net investment income (loss)	2,397,994	—	4,138	—	4,250,802

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	32,324,954	360,983	176,896	160,223	20,946,630
Cost of investments sold	(32,324,954)	(545,178)	(146,223)	(179,873)	(11,400,865)

Net realized gain (loss) on investments	—	(184,195)	30,673	(19,650)	9,545,765
Realized gain distribution received	—	—	151,503	—	2,476,987
Change in unrealized appreciation (depreciation) on investments	—	1,053,593	802,495	46,056	49,198,412

Net gain (loss) on investments	—	869,398	984,671	26,406	61,221,164

Net increase (decrease) in net assets resulting from operations	$2,397,994	$869,398	$988,809	$26,406	$65,471,966

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$12,559	$568,281	$1,191,644	$53,559	$55,282
Mortality and expense risk charges	—	—	(2,827)	(189)	—

Net investment income (loss)	12,559	568,281	1,188,817	53,370	55,282

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	777,902	425,259	7,599,163	881,420	466,705
Cost of investments sold	(851,867)	(468,564)	(9,179,999)	(909,117)	(364,570)

Net realized gain (loss) on investments	(73,965)	(43,305)	(1,580,836)	(27,697)	102,135
Realized gain distribution received	—	—	—	244,712	13,982
Change in unrealized appreciation (depreciation) on investments	769,431	2,422,197	3,020,698	987,461	823,838

Net gain (loss) on investments	695,466	2,378,892	1,439,862	1,204,476	939,955

Net increase (decrease) in net assets resulting from operations	$708,025	$2,947,173	$2,628,679	$1,257,846	$995,237

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Technology Portfolio— Initial Class	Fidelity® VIP Total Market Index Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$279,848	$21,883	$1,847	$2,867	$19,229
Mortality and expense risk charges	—	—	—	—	(2,952)

Net investment income (loss)	279,848	21,883	1,847	2,867	16,277

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,987,237	280,630	306,201	46,759	76,549
Cost of investments sold	(2,937,329)	(304,863)	(290,516)	(44,032)	(68,631)

Net realized gain (loss) on investments	49,908	(24,233)	15,685	2,727	7,918
Realized gain distribution received	411,786	—	37,496	—	54,578
Change in unrealized appreciation (depreciation) on investments	673,107	41,216	536,179	46,822	192,553

Net gain (loss) on investments	1,134,801	16,983	589,360	49,549	255,049

Net increase (decrease) in net assets resulting from operations	$1,414,649	$38,866	$591,207	$52,416	$271,326

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. Capital Appreciation Fund— Series I Shares	Invesco V.I. Core Plus Bond Fund— Series I Shares	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$219	$—	$5,516	$24,283	$37,319
Mortality and expense risk charges	—	—	—	—	(315)

Net investment income (loss)	219	—	5,516	24,283	37,004

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,950	20,907	6,996	882,719	313,598
Cost of investments sold	(1,707)	(31,166)	(8,655)	(1,105,512)	(405,139)

Net realized gain (loss) on investments	1,243	(10,259)	(1,659)	(222,793)	(91,541)
Realized gain distribution received	924	—	—	9,092	—
Change in unrealized appreciation (depreciation) on investments	2,276	25,566	8,492	2,197,094	277,113

Net gain (loss) on investments	4,443	15,307	6,833	1,983,393	185,572

Net increase (decrease) in net assets resulting from operations	$4,662	$15,307	$12,349	$2,007,676	$222,576

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$680	$34,609	$30,898	$8,707	$4,907
Mortality and expense risk charges	—	—	—	—	(257)

Net investment income (loss)	680	34,609	30,898	8,707	4,650

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,833	3,234,952	10,269	86,300	30,763
Cost of investments sold	(5,441)	(3,219,492)	(11,932)	(89,679)	(23,028)

Net realized gain (loss) on investments	(1,608)	15,460	(1,663)	(3,379)	7,735
Realized gain distribution received	—	1,518,509	—	—	14,788
Change in unrealized appreciation (depreciation) on investments	32,634	1,977,348	9,619	1,451,959	96,968

Net gain (loss) on investments	31,026	3,511,317	7,956	1,448,580	119,491

Net increase (decrease) in net assets resulting from operations	$31,706	$3,545,926	$38,854	$1,457,287	$124,141

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Baron Growth Opportunities Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$4,462	$—	$4,500	$—	$—
Mortality and expense risk charges	(240)	—	(37)	(435)	—

Net investment income (loss)	4,222	—	4,463	(435)	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	65,446	5,308	66,235	684,249	11,074
Cost of investments sold	(55,397)	(6,869)	(60,128)	(429,112)	(9,416)

Net realized gain (loss) on investments	10,049	(1,561)	6,107	255,137	1,658
Realized gain distribution received	—	—	27,737	91,314	2,393
Change in unrealized appreciation (depreciation) on investments	34,260	10,262	98,802	517,774	11,170

Net gain (loss) on investments	44,309	8,701	132,646	864,225	15,221

Net increase (decrease) in net assets resulting from operations	$48,531	$8,701	$137,109	$863,790	$15,221

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	LVIP Delaware Limited-Term Diversified Income Fund— Standard Class	LVIP Delaware Value Fund— Standard Class	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund— Standard Class	LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$51,739	$180	$115,982	$162,530	$10,913
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	51,739	180	115,982	162,530	10,913

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	15,495	146	684,426	87,378	2,960
Cost of investments sold	(16,189)	(145)	(661,985)	(101,554)	(3,222)

Net realized gain (loss) on investments	(694)	1	22,441	(14,176)	(262)
Realized gain distribution received	—	444	—	—	—
Change in unrealized appreciation (depreciation) on investments	8,175	27	146,459	504,488	44,436

Net gain (loss) on investments	7,481	472	168,900	490,312	44,174

Net increase (decrease) in net assets resulting from operations	$59,220	$652	$284,882	$652,842	$55,087

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	MFS® Global Growth Portfolio— Initial Class	MFS® Global Real Estate Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$326,581	$1,874	$553,690	$97	$22,675
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	326,581	1,874	553,690	97	22,675

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,998,764	268,861	5,513,715	3,555	291,634
Cost of investments sold	(3,419,037)	(368,129)	(5,109,321)	(4,095)	(348,442)

Net realized gain (loss) on investments	(420,273)	(99,268)	404,394	(540)	(56,808)
Realized gain distribution received	—	—	—	3,310	184,605
Change in unrealized appreciation (depreciation) on investments	734,261	107,559	1,737,787	9,551	134,619

Net gain (loss) on investments	313,988	8,291	2,142,181	12,321	262,416

Net increase (decrease) in net assets resulting from operations	$640,569	$10,165	$2,695,871	$12,418	$285,091

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Growth Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$10,078	$25,857	$164,851	$2	$—
Mortality and expense risk charges	—	—	—	(131)	—

Net investment income (loss)	10,078	25,857	164,851	(129)	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	91,399	259,645	2,780,264	128,034	146,117
Cost of investments sold	(103,687)	(260,331)	(2,716,896)	(95,457)	(243,509)

Net realized gain (loss) on investments	(12,288)	(686)	63,368	32,577	(97,392)
Realized gain distribution received	87,846	73,738	1,712,975	14	6,498
Change in unrealized appreciation (depreciation) on investments	132,695	134,356	1,650,539	(25,463)	181,644

Net gain (loss) on investments	208,253	207,408	3,426,882	7,128	90,750

Net increase (decrease) in net assets resulting from operations	$218,331	$233,265	$3,591,733	$6,999	$90,750

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® New Discovery Value Portfolio— Initial Class	MFS® Research International Portfolio— Initial Class	MFS® Value Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$110,983	$—	$37,117	$138	$1,317,603
Mortality and expense risk charges	—	—	—	—	(456)

Net investment income (loss)	110,983	—	37,117	138	1,317,147

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,043,949	378	954,734	383	10,521,255
Cost of investments sold	(6,066,449)	(523)	(839,158)	(369)	(9,694,036)

Net realized gain (loss) on investments	(22,500)	(145)	115,576	14	827,219
Realized gain distribution received	210,480	—	268,385	—	5,538,262
Change in unrealized appreciation (depreciation) on investments	422,903	772	(105,979)	5,834	(1,606,880)

Net gain (loss) on investments	610,883	627	277,982	5,848	4,758,601

Net increase (decrease) in net assets resulting from operations	$721,866	$627	$315,099	$5,986	$6,075,748

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Neuberger Berman AMT Sustainable Equity Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$53,356	$20,579	$17,314	$641	$930
Mortality and expense risk charges	—	—	(62)	—	—

Net investment income (loss)	53,356	20,579	17,252	641	930

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	37,769	41,640	479,217	6,303	9,994
Cost of investments sold	(54,615)	(49,749)	(687,686)	(7,674)	(8,994)

Net realized gain (loss) on investments	(16,846)	(8,109)	(208,469)	(1,371)	1,000
Realized gain distribution received	—	113,470	—	3,234	4,389
Change in unrealized appreciation (depreciation) on investments	33,190	(87,114)	288,286	4,267	58,516

Net gain (loss) on investments	16,344	18,247	79,817	6,130	63,905

Net increase (decrease) in net assets resulting from operations	$69,700	$38,826	$97,069	$6,771	$64,835

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT High Yield Portfolio— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$82,393	$88,272	$911	$122,221	$4,495
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	82,393	88,272	911	122,221	4,495

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	209,155	409,568	1,035	699,058	11,489
Cost of investments sold	(245,755)	(487,023)	(1,334)	(827,084)	(13,296)

Net realized gain (loss) on investments	(36,600)	(77,455)	(299)	(128,026)	(1,807)
Realized gain distribution received	—	42,712	404	—	—
Change in unrealized appreciation (depreciation) on investments	109,465	151,630	1,376	225,297	6,702

Net gain (loss) on investments	72,865	116,887	1,481	97,271	4,895

Net increase (decrease) in net assets resulting from operations	$155,258	$205,159	$2,392	$219,492	$9,390

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$17,382	$1,472	$414,498	$787	$396,761
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	17,382	1,472	414,498	787	396,761

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	72,779	22,966	3,376,214	453	1,509,287
Cost of investments sold	(78,606)	(26,208)	(6,057,422)	(907)	(1,624,660)

Net realized gain (loss) on investments	(5,827)	(3,242)	(2,681,208)	(454)	(115,373)
Realized gain distribution received	—	1,401	—	—	—
Change in unrealized appreciation (depreciation) on investments	9,667	5,561	3,046,601	498	259,476

Net gain (loss) on investments	3,840	3,720	365,393	44	144,103

Net increase (decrease) in net assets resulting from operations	$21,222	$5,192	$779,891	$831	$540,864

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$6,944	$281,240	$2,449	$630,220	$8,780
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	6,944	281,240	2,449	630,220	8,780

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	158,958	1,975,207	24,277	3,745,950	86,227
Cost of investments sold	(162,590)	(2,182,940)	(29,728)	(4,665,906)	(101,440)

Net realized gain (loss) on investments	(3,632)	(207,733)	(5,451)	(919,956)	(15,213)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	8,155	250,152	6,075	1,307,942	19,238

Net gain (loss) on investments	4,523	42,419	624	387,986	4,025

Net increase (decrease) in net assets resulting from operations	$11,467	$323,659	$3,073	$1,018,206	$12,805

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Schwab® S&P 500 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$21,808	$14,185	$—	$20,335	$33,167
Mortality and expense risk charges	—	—	—	(1,340)	(1,040)

Net investment income (loss)	21,808	14,185	—	18,995	32,127

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	90,992	137,210	17,070,270	73,332	202,285
Cost of investments sold	(95,044)	(169,962)	(17,118,250)	(55,313)	(214,837)

Net realized gain (loss) on investments	(4,052)	(32,752)	(47,980)	18,019	(12,552)
Realized gain distribution received	—	407,596	—	6,635	—
Change in unrealized appreciation (depreciation) on investments	351,139	1,014,685	30,387,427	325,403	469,979

Net gain (loss) on investments	347,087	1,389,529	30,339,447	350,057	457,427

Net increase (decrease) in net assets resulting from operations	$368,895	$1,403,714	$30,339,447	$369,052	$489,554

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Moderate Allocation Portfolio	Thrivent Aggressive Allocation Portfolio	Thrivent Diversified Income Plus Portfolio	Thrivent Global Stock Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$29,893	$48,716	$872	$4,461	$356
Mortality and expense risk charges	(855)	—	—	—	—

Net investment income (loss)	29,038	48,716	872	4,461	356

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	30,421	149,120	6,254	59,747	1,956
Cost of investments sold	(31,563)	(147,263)	(6,821)	(69,586)	(2,290)

Net realized gain (loss) on investments	(1,142)	1,857	(567)	(9,839)	(334)
Realized gain distribution received	—	6,027	802	—	—
Change in unrealized appreciation (depreciation) on investments	14,898	246,427	5,833	17,217	9,889

Net gain (loss) on investments	13,756	254,311	6,068	7,378	9,555

Net increase (decrease) in net assets resulting from operations	$42,794	$303,027	$6,940	$11,839	$9,911

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio	Thrivent Mid Cap Stock Portfolio	Thrivent Small Cap Index Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares
INVESTMENT INCOME (LOSS):
Dividend income	$188	$143,981	$6,854	$407,462	$2,255
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	188	143,981	6,854	407,462	2,255

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,791	1,245,532	65,879	3,018,201	3,583
Cost of investments sold	(3,589)	(1,350,590)	(72,025)	(3,049,744)	(3,146)

Net realized gain (loss) on investments	(798)	(105,058)	(6,146)	(31,543)	437
Realized gain distribution received	9,818	377,162	79,899	915,311	1,053
Change in unrealized appreciation (depreciation) on investments	24,620	718,029	84,886	3,927,912	29,104

Net gain (loss) on investments	33,640	990,133	158,639	4,811,680	30,594

Net increase (decrease) in net assets resulting from operations	$33,828	$1,134,114	$165,493	$5,219,142	$32,849

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares
INVESTMENT INCOME (LOSS):
Dividend income	$423	$3,049	$1,073	$141	$102
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	423	3,049	1,073	141	102

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	189,840	5,875	2,773	2,351	624
Cost of investments sold	(174,075)	(5,066)	(2,335)	(4,513)	(2,950)

Net realized gain (loss) on investments	15,765	809	438	(2,162)	(2,326)
Realized gain distribution received	307	3,747	873	45	71
Change in unrealized appreciation (depreciation) on investments	(7,481)	5,409	10,191	5,241	4,672

Net gain (loss) on investments	8,591	9,965	11,502	3,124	2,417

Net increase (decrease) in net assets resulting from operations	$9,014	$13,014	$12,575	$3,265	$2,519

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares	Voya High Yield Portfolio— Class I	Voya Index Solution 2030 Portfolio— Class Z
INVESTMENT INCOME (LOSS):
Dividend income	$3,862	$15,506	$—	$2,059	$3,341
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	3,862	15,506	—	2,059	3,341

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	11,212	11,151	2,189,106	7,338	33,727
Cost of investments sold	(10,332)	(11,690)	(4,052,096)	(8,481)	(43,017)

Net realized gain (loss) on investments	880	(539)	(1,862,990)	(1,143)	(9,290)
Realized gain distribution received	2,873	—	—	—	7,285
Change in unrealized appreciation (depreciation) on investments	21,128	25,207	2,162,678	2,694	17,248

Net gain (loss) on investments	24,881	24,668	299,688	1,551	15,243

Net increase (decrease) in net assets resulting from operations	$28,743	$40,174	$299,688	$3,610	$18,584

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I	Voya MidCap Opportunities Portfolio— Class I	Voya Russell™ Mid Cap Index Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$3,327	$1,296	$142,734	$—	$361,828
Mortality and expense risk charges	—	—	—	—	(147)

Net investment income (loss)	3,327	1,296	142,734	—	361,681

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	22,136	10,760	412,182	33,765	8,130,572
Cost of investments sold	(26,586)	(12,711)	(448,497)	(92,501)	(9,262,464)

Net realized gain (loss) on investments	(4,450)	(1,951)	(36,315)	(58,736)	(1,131,892)
Realized gain distribution received	10,337	4,637	—	—	1,937,525
Change in unrealized appreciation (depreciation) on investments	15,778	9,179	59,861	133,040	1,285,378

Net gain (loss) on investments	21,665	11,865	23,546	74,304	2,091,011

Net increase (decrease) in net assets resulting from operations	$24,992	$13,161	$166,280	$74,304	$2,452,692

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I	VY® JPMorgan Small Cap Core Equity Portfolio— Class I	VY® Morgan Stanley Global Franchise Portfolio— Class R6	VY® T. Rowe Price Capital Appreciation Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$5,979	$3,479	$13,352	$970	$34,047
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	5,979	3,479	13,352	970	34,047

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,214,843	4,975	140,856	1,889	207,465
Cost of investments sold	(1,377,454)	(4,552)	(182,682)	(2,202)	(235,015)

Net realized gain (loss) on investments	(162,611)	423	(41,826)	(313)	(27,550)
Realized gain distribution received	—	24,596	238,433	9,520	146,184
Change in unrealized appreciation (depreciation) on investments	396,927	(1,240)	216,350	8,856	70,647

Net gain (loss) on investments	234,316	23,779	412,957	18,063	189,281

Net increase (decrease) in net assets resulting from operations	$240,295	$27,258	$426,309	$19,033	$223,328

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2023

Western Asset Core Plus VIT Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$139,052
Mortality and expense risk charges	—

Net investment income (loss)	139,052

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	381,796
Cost of investments sold	(473,116)

Net realized gain (loss) on investments	(91,320)
Realized gain distribution received	—
Change in unrealized appreciation (depreciation) on investments	190,010

Net gain (loss) on investments	98,690

Net increase (decrease) in net assets resulting from operations	$237,742

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class		MainStay VP Bond— Initial Class		MainStay VP Candriam Emerging Markets Equity— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$29,394	$41,596	$894,786	$495,088	$32,245	$19,523
Net realized gain (loss) on investments	(31,185)	14,857	(142,247)	(401,741)	(38,560)	(7,358)
Realized gain distribution received	772,251	273,776	—	—	—	271,029
Change in unrealized appreciation (depreciation) on investments	(246,146)	(534,584)	833,933	(4,333,447)	132,061	(1,019,961)

Net increase (decrease) in net assets resulting from operations	524,314	(204,355)	1,586,472	(4,240,100)	125,746	(736,767)

Contributions and (Withdrawals):
Payments received from policyowners	3,609	208	92,403	169,210	—	—
Cost of insurance	(79,642)	(77,423)	(362,058)	(313,807)	(38,297)	(41,362)
Policyowners’ surrenders	(343,530)	(61,595)	(15,023)	(74,529)	(5,890)	(21,560)
Net transfers from (to) Fixed Account	(13,375)	(12,479)	4,956,342	(177,956)	(30,243)	(9,952)
Transfers between Investment Divisions	(9,353)	(27,427)	3,656,268	(5,811,585)	—	(2,521)
Policyowners’ death benefits	(831)	(840)	(42,692)	(129,753)	—	(5,579)

Net contributions and (withdrawals)	(443,122)	(179,556)	8,285,240	(6,338,420)	(74,430)	(80,974)

Increase (decrease) in net assets	81,192	(383,911)	9,871,712	(10,578,520)	51,316	(817,741)
NET ASSETS:
Beginning of period	2,377,313	2,761,224	23,834,373	34,412,893	1,794,220	2,611,961

End of period	$2,458,505	$2,377,313	$33,706,085	$23,834,373	$1,845,536	$1,794,220

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Floating Rate— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$43,295	$41,312	$61,496	$71,575	$340,853	$184,962
Net realized gain (loss) on investments	62,317	33,876	32,391	38,066	(1,032)	(17,365)
Realized gain distribution received	103,878	44,364	429,617	172,994	—	—
Change in unrealized appreciation (depreciation) on investments	(56,524)	(170,549)	(591,838)	(99,903)	119,885	(213,220)

Net increase (decrease) in net assets resulting from operations	152,966	(50,997)	(68,334)	182,732	459,706	(45,623)

Contributions and (Withdrawals):
Payments received from policyowners	61,416	104,418	68,932	51,538	257,663	258,083
Cost of insurance	(50,021)	(51,075)	(83,061)	(95,064)	(101,476)	(87,061)
Policyowners’ surrenders	(39,107)	(113,000)	(325,627)	(76,548)	(154,764)	(175,961)
Net transfers from (to) Fixed Account	21,395	6,616	(37,188)	21,583	(3,809)	128,151
Transfers between Investment Divisions	(428,072)	(43,018)	25,104	(17,188)	(6,084)	(85,385)
Policyowners’ death benefits	—	(19,809)	(763)	(29,155)	(6,373)	(2,590)

Net contributions and (withdrawals)	(434,389)	(115,868)	(352,603)	(144,834)	(14,843)	35,237

Increase (decrease) in net assets	(281,423)	(166,865)	(420,937)	37,898	444,863	(10,386)
NET ASSETS:
Beginning of period	1,971,852	2,138,717	3,507,661	3,469,763	3,864,150	3,874,536

End of period	$1,690,429	$1,971,852	$3,086,724	$3,507,661	$4,309,013	$3,864,150

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Income Builder— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Initial Class		MainStay VP Janus Henderson Balanced— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(639)	$286,208	$8,718	$2,792	$110,525	$90,828
Net realized gain (loss) on investments	(1,665,653)	20,923	(50)	(464)	90,883	267,981
Realized gain distribution received	—	1,097,934	—	—	303,293	604,872
Change in unrealized appreciation (depreciation) on investments	2,040,988	(3,160,729)	6,484	(16,397)	669,098	(2,648,374)

Net increase (decrease) in net assets resulting from operations	374,696	(1,755,664)	15,152	(14,069)	1,173,799	(1,684,693)

Contributions and (Withdrawals):
Payments received from policyowners	16,290	11,984	8,845	9,319	373,704	200,552
Cost of insurance	(25,062)	(131,261)	(6,336)	(6,012)	(169,953)	(182,809)
Policyowners’ surrenders	(17,573)	(2,561)	(3,287)	—	(697,074)	(37,158)
Net transfers from (to) Fixed Account	(11,509,189)	222,302	23,514	(13,554)	(21,993)	18,061
Transfers between Investment Divisions	(320,299)	210,612	(7)	(4,580)	(361,272)	(1,112,905)
Policyowners’ death benefits	—	—	—	—	(2,225)	(39,403)

Net contributions and (withdrawals)	(11,855,833)	311,076	22,729	(14,827)	(878,813)	(1,153,662)

Increase (decrease) in net assets	(11,481,137)	(1,444,588)	37,881	(28,896)	294,986	(2,838,355)
NET ASSETS:
Beginning of period	11,556,276	13,000,864	137,478	166,374	8,043,153	10,881,508

End of period	$75,139	$11,556,276	$175,359	$137,478	$8,338,139	$8,043,153

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP MacKay Convertible— Initial Class		MainStay VP MacKay Government— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$11,788,174	$19,272,877	$20,683	$15,786	$2,878,033	$2,220,949
Net realized gain (loss) on investments	(2,586,193)	(1,640,600)	(23,448)	(32,393)	(676,772)	(817,312)
Realized gain distribution received	—	70,542,948	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	42,259,639	(178,747,847)	43,653	(80,090)	3,327,756	(5,341,018)

Net increase (decrease) in net assets resulting from operations	51,461,620	(90,572,622)	40,888	(96,697)	5,529,017	(3,937,381)

Contributions and (Withdrawals):
Payments received from policyowners	99,598	99,537	125,075	142,064	634,592	591,881
Cost of insurance	(7,220,909)	(7,130,804)	(32,899)	(30,407)	(864,607)	(752,371)
Policyowners’ surrenders	(36,618)	(99,065)	(65,922)	(174)	(401,699)	(320,328)
Net transfers from (to) Fixed Account	(60,511)	(1,563)	115,601	(68,894)	3,052,690	1,126,648
Transfers between Investment Divisions	(17,961)	(65,347)	126,709	2,798	4,939,186	(1,312,525)
Policyowners’ death benefits	(1,063,473)	(3,796,898)	(124)	—	(180,353)	(200,813)

Net contributions and (withdrawals)	(8,299,874)	(10,994,140)	268,440	45,387	7,179,809	(867,508)

Increase (decrease) in net assets	43,161,746	(101,566,762)	309,328	(51,310)	12,708,826	(4,804,889)
NET ASSETS:
Beginning of period	604,207,393	705,774,155	719,796	771,106	42,607,588	47,412,477

End of period	$647,369,139	$604,207,393	$1,029,124	$719,796	$55,316,414	$42,607,588

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Natural Resources— Initial Class		MainStay VP PineStone International Equity— Initial Class		MainStay VP S&P 500 Index— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$87,325	$49,311	$(80,090)	$11,025	$5,705,155	$5,147,208
Net realized gain (loss) on investments	793,686	756,538	(13,097,507)	(452,072)	7,222,998	6,921,895
Realized gain distribution received	—	—	—	10,696,359	7,551,386	13,460,373
Change in unrealized appreciation (depreciation) on investments	(802,734)	600,377	16,482,230	(30,019,923)	84,785,443	(117,591,902)

Net increase (decrease) in net assets resulting from operations	78,277	1,406,226	3,304,633	(19,764,611)	105,264,982	(92,062,426)

Contributions and (Withdrawals):
Payments received from policyowners	168,396	102,126	34,835	148,326	(51,959)	3,641
Cost of insurance	(87,780)	(82,457)	(380,773)	(597,690)	(3,710,243)	(3,679,529)
Policyowners’ surrenders	(29,344)	(47,287)	(190,249)	(31,488)	(51,999)	(164,979)
Net transfers from (to) Fixed Account	(24,864)	6,225	(41,882,332)	624,075	43,446,789	(97,240)
Transfers between Investment Divisions	(606,127)	(393,715)	225,445	(10,798)	(42,323)	(29,261)
Policyowners’ death benefits	(13,345)	(3,323)	(510,481)	(790,793)	(5,753,266)	(5,273,870)

Net contributions and (withdrawals)	(593,064)	(418,431)	(42,703,555)	(658,368)	33,836,999	(9,241,238)

Increase (decrease) in net assets	(514,787)	987,795	(39,398,922)	(20,422,979)	139,101,981	(101,303,664)
NET ASSETS:
Beginning of period	4,824,833	3,837,038	54,067,330	74,490,309	403,027,694	504,331,358

End of period	$4,310,046	$4,824,833	$14,668,408	$54,067,330	$542,129,675	$403,027,694

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Small Cap Growth— Initial Class		MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$1,672,771	$393,821	$—	$—
Net realized gain (loss) on investments	(95,604)	(129,993)	1	1	(5,167)	503
Realized gain distribution received	14,354	1,099,732	—	—	—	12,932
Change in unrealized appreciation (depreciation) on investments	662,844	(2,509,017)	(1)	(1)	17,484	(36,601)

Net increase (decrease) in net assets resulting from operations	581,594	(1,539,278)	1,672,771	393,821	12,317	(23,166)

Contributions and (Withdrawals):
Payments received from policyowners	118,923	202,826	4,177,856	5,604,158	—	—
Cost of insurance	(98,431)	(106,413)	(1,146,802)	(1,340,714)	(2,638)	(2,168)
Policyowners’ surrenders	(220,018)	(392,174)	(2,315,137)	(2,437,916)	—	(7,561)
Net transfers from (to) Fixed Account	(14,779)	(28,136)	11,780,615	1,368,278	—	(10)
Transfers between Investment Divisions	(19,299)	(150,931)	(2,293,254)	(5,716,395)	(7,023)	(8,838)
Policyowners’ death benefits	(20,726)	(49,655)	(281,426)	(87,879)	—	—

Net contributions and (withdrawals)	(254,330)	(524,483)	9,921,852	(2,610,468)	(9,661)	(18,577)

Increase (decrease) in net assets	327,264	(2,063,761)	11,594,623	(2,216,647)	2,656	(41,743)
NET ASSETS:
Beginning of period	3,910,128	5,973,889	30,727,733	32,944,380	38,108	79,851

End of period	$4,237,392	$3,910,128	$42,322,356	$30,727,733	$40,764	$38,108

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Wellington Mid Cap— Initial Class		MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$30,520	$—	$22,687	$31,023	$10,398	$7,192
Net realized gain (loss) on investments	(3,237,979)	(154,285)	(293,182)	(112,258)	(182,337)	(35,603)
Realized gain distribution received	—	9,871,901	—	714,689	—	263,456
Change in unrealized appreciation (depreciation) on investments	6,629,016	(15,749,292)	599,642	(1,258,632)	454,123	(616,538)

Net increase (decrease) in net assets resulting from operations	3,421,557	(6,031,676)	329,147	(625,178)	282,184	(381,493)

Contributions and (Withdrawals):
Payments received from policyowners	129,678	159,886	51,327	175,578	19,205	25,014
Cost of insurance	(303,043)	(303,682)	(61,606)	(55,865)	(34,075)	(36,749)
Policyowners’ surrenders	(58,119)	(106,458)	(111,312)	(63,064)	(176,727)	(212,206)
Net transfers from (to) Fixed Account	2,246,089	3,298,223	(274)	737	737	3,584
Transfers between Investment Divisions	(2,104,019)	(1,452,483)	40,448	97,643	(130,072)	(20,158)
Policyowners’ death benefits	(28,801)	(192,567)	(9,773)	(20,705)	(15,911)	(24)

Net contributions and (withdrawals)	(118,215)	1,402,919	(91,190)	134,324	(336,843)	(240,539)

Increase (decrease) in net assets	3,303,342	(4,628,757)	237,957	(490,854)	(54,659)	(622,032)
NET ASSETS:
Beginning of period	25,588,039	30,216,796	2,502,736	2,993,590	1,292,451	1,914,483

End of period	$28,891,381	$25,588,039	$2,740,693	$2,502,736	$1,237,792	$1,292,451

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Winslow Large Cap Growth— Initial Class		AB VPS Discovery Value Portfolio— Class A		AB VPS International Value Portfolio— Class A
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(82)	$(115)	$17,035	$27,005	$—	$2
Net realized gain (loss) on investments	(124,220)	91,699	(100,947)	258,986	(1)	(1)
Realized gain distribution received	210,966	1,306,469	134,160	364,157	—	—
Change in unrealized appreciation (depreciation) on investments	2,008,917	(3,724,580)	228,594	(1,088,810)	7	(9)

Net increase (decrease) in net assets resulting from operations	2,095,581	(2,326,527)	278,842	(438,662)	6	(8)

Contributions and (Withdrawals):
Payments received from policyowners	209,291	341,162	104,749	186,737	—	—
Cost of insurance	(102,205)	(111,490)	(45,022)	(47,247)	(4)	(4)
Policyowners’ surrenders	(464,824)	(128,013)	(207,830)	(105,097)	—	—
Net transfers from (to) Fixed Account	(81,006)	(15,842)	(23,805)	(18,342)	—	—
Transfers between Investment Divisions	(362,534)	164,089	(110,616)	(663,773)	—	—
Policyowners’ death benefits	(6,223)	(52,270)	—	(12,530)	—	—

Net contributions and (withdrawals)	(807,501)	197,636	(282,524)	(660,252)	(4)	(4)

Increase (decrease) in net assets	1,288,080	(2,128,891)	(3,682)	(1,098,914)	2	(12)
NET ASSETS:
Beginning of period	5,238,793	7,367,684	1,760,606	2,859,520	44	56

End of period	$6,526,873	$5,238,793	$1,756,924	$1,760,606	$46	$44

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	AB VPS Large Cap Growth Portfolio— Class A		AB VPS Relative Value Portfolio— Class A		AB VPS Small Cap Growth Portfolio— Class A
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$4,546	$1,396	$—	$—
Net realized gain (loss) on investments	(27,620)	98,709	(3,846)	3,707	(54,098)	(54,778)
Realized gain distribution received	1,190,070	778,413	23,904	15,889	—	207,980
Change in unrealized appreciation (depreciation) on investments	3,805,519	(3,404,850)	14,124	(25,587)	134,200	(426,641)

Net increase (decrease) in net assets resulting from operations	4,967,969	(2,527,728)	38,728	(4,595)	80,102	(273,439)

Contributions and (Withdrawals):
Payments received from policyowners	390,404	122,251	87,874	14,210	16,200	21,434
Cost of insurance	(296,611)	(137,580)	(3,357)	(1,949)	(8,488)	(8,522)
Policyowners’ surrenders	(9,509)	(45,049)	—	—	(15,187)	(4,161)
Net transfers from (to) Fixed Account	44	37,152	1,194	(11,088)	1,143	(7,151)
Transfers between Investment Divisions	3,426,597	5,352,791	18,872	58,988	16,456	27,935
Policyowners’ death benefits	—	—	—	—	(154)	—

Net contributions and (withdrawals)	3,510,925	5,329,565	104,583	60,161	9,970	29,535

Increase (decrease) in net assets	8,478,894	2,801,837	143,311	55,566	90,072	(243,904)
NET ASSETS:
Beginning of period	11,784,443	8,982,606	139,996	84,430	439,370	683,274

End of period	$20,263,337	$11,784,443	$283,307	$139,996	$529,442	$439,370

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Alger Small Cap Growth Portfolio— Class I-2 Shares	Alger Weatherbie Specialized Growth Portfolio— Class I-2 Shares		American Century Investments® VP Inflation Protection Fund— Class I
	2023(a)	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$—	$761	$575
Net realized gain (loss) on investments	(10,513)	(577,919)	(149,820)	(51)	(11)
Realized gain distribution received	—	—	25,136	—	45
Change in unrealized appreciation (depreciation) on investments	64,888	576,503	(497,253)	11	(1,940)

Net increase (decrease) in net assets resulting from operations	54,375	(1,416)	(621,937)	721	(1,331)

Contributions and (Withdrawals):
Payments received from policyowners	5,290	59,175	115,609	9,941	6,352
Cost of insurance	(3,032)	(13,992)	(21,366)	(461)	(267)
Policyowners’ surrenders	—	(3,173)	(5,135)	—	—
Net transfers from (to) Fixed Account	(11,405)	(1,580)	(29,314)	904	2,042
Transfers between Investment Divisions	580,370	(1,023,913)	(118,236)	—	—
Policyowners’ death benefits	—	(333)	—	—	—

Net contributions and (withdrawals)	571,223	(983,816)	(58,442)	10,384	8,127

Increase (decrease) in net assets	625,598	(985,232)	(680,379)	11,105	6,796
NET ASSETS:
Beginning of period	—	985,232	1,665,611	13,679	6,883

End of period	$625,598	$—	$985,232	$24,784	$13,679

(a) For the period September 29, 2023 (commencement of Investment Division) through December 31, 2023.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	American Century Investments® VP Inflation Protection Fund— Class II		American Century Investments® VP Mid Cap Value Fund— Class I		American Century Investments® VP Mid Cap Value Fund— Class II
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$51,526	$104,982	$755	$458	$17,473	$19,100
Net realized gain (loss) on investments	(156,824)	10,595	(1,724)	(103)	(3,272)	(1,719)
Realized gain distribution received	—	11,667	3,688	1,619	89,486	122,851
Change in unrealized appreciation (depreciation) on investments	169,914	(420,076)	(462)	(1,070)	(56,923)	(153,623)

Net increase (decrease) in net assets resulting from operations	64,616	(292,832)	2,257	904	46,764	(13,391)

Contributions and (Withdrawals):
Payments received from policyowners	28,306	38,725	4,041	6,046	—	—
Cost of insurance	(28,184)	(31,360)	(694)	(412)	(9,990)	(11,127)
Policyowners’ surrenders	(102,414)	(8,288)	(3,880)	(619)	(19,630)	(98,403)
Net transfers from (to) Fixed Account	(3,575)	(29,363)	1,206	1,351	(21)	(19)
Transfers between Investment Divisions	(587,007)	385,750	5,819	9,687	—	25,375
Policyowners’ death benefits	(35,575)	(6,607)	—	—	—	(44,601)

Net contributions and (withdrawals)	(728,449)	348,857	6,492	16,053	(29,641)	(128,775)

Increase (decrease) in net assets	(663,833)	56,025	8,749	16,957	17,123	(142,166)
NET ASSETS:
Beginning of period	2,129,070	2,073,045	26,461	9,504	812,191	954,357

End of period	$1,465,237	$2,129,070	$35,210	$26,461	$829,314	$812,191

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	American Century Investments® VP Value Fund— Class I		American Century Investments® VP Value Fund— Class II		American Funds IS American Funds Global Balanced Fund— Class 1
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,505	$361	$48,043	$41,351	$1,070	$—
Net realized gain (loss) on investments	376	62	124,310	23,523	(322)	(36)
Realized gain distribution received	4,304	1,040	179,071	165,380	4,695	67
Change in unrealized appreciation (depreciation) on investments	1,038	(1,266)	(162,457)	(234,062)	1,438	(452)

Net increase (decrease) in net assets resulting from operations	7,223	197	188,967	(3,808)	6,881	(421)

Contributions and (Withdrawals):
Payments received from policyowners	12,465	7,272	26,136	34,938	29,345	8,680
Cost of insurance	(868)	(277)	(51,306)	(45,169)	(1,541)	(502)
Policyowners’ surrenders	(1,367)	—	(31,016)	(23,696)	(496)	—
Net transfers from (to) Fixed Account	2,036	5,433	(8,745)	4,021	7,072	3,520
Transfers between Investment Divisions	33,649	—	(157,667)	580,083	3,740	10,629
Policyowners’ death benefits	—	—	(46,856)	(17,486)	—	—

Net contributions and (withdrawals)	45,915	12,428	(269,454)	532,691	38,120	22,327

Increase (decrease) in net assets	53,138	12,625	(80,487)	528,883	45,001	21,906
NET ASSETS:
Beginning of period	22,489	9,864	2,150,688	1,621,805	27,000	5,094

End of period	$75,627	$22,489	$2,070,201	$2,150,688	$72,001	$27,000

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	American Funds IS Asset Allocation Fund— Class 1		American Funds IS The Bond Fund of America®— Class 1	American Funds IS Capital World Bond Fund®— Class 1
	2023	2022	2023	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$498,667	$393,033	$677	$—	$266
Net realized gain (loss) on investments	(13,188)	51,306	—	(4,874)	(1,753)
Realized gain distribution received	770,296	1,887,169	—	—	1,455
Change in unrealized appreciation (depreciation) on investments	1,526,713	(5,054,297)	717	10,042	(17,358)

Net increase (decrease) in net assets resulting from operations	2,782,488	(2,722,789)	1,394	5,168	(17,390)

Contributions and (Withdrawals):
Payments received from policyowners	1,664,672	1,585,639	1,437	7,583	14,093
Cost of insurance	(405,042)	(368,462)	(42)	(2,901)	(2,956)
Policyowners’ surrenders	(187,743)	(378,860)	—	(12,133)	(4,008)
Net transfers from (to) Fixed Account	136,711	39,289	1,528	—	1,793
Transfers between Investment Divisions	(49,963)	(146,810)	34,079	(1,960)	3,360
Policyowners’ death benefits	(39,499)	(162,694)	—	(41)	—

Net contributions and (withdrawals)	1,119,136	568,102	37,002	(9,452)	12,282

Increase (decrease) in net assets	3,901,624	(2,154,687)	38,396	(4,284)	(5,108)
NET ASSETS:
Beginning of period	18,373,400	20,528,087	—	87,616	92,724

End of period	$22,275,024	$18,373,400	$38,396	$83,332	$87,616

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	American Funds IS Global Growth Fund— Class 1		American Funds IS Global Small Capitalization Fund— Class 1		American Funds IS Growth Fund— Class 1
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$46,901	$37,683	$4,037	$—	$97,510	$92,936
Net realized gain (loss) on investments	7,792	46,713	(51,995)	(36,029)	440,680	871,477
Realized gain distribution received	302,710	450,823	10,167	244,013	937,359	2,246,998
Change in unrealized appreciation (depreciation) on investments	474,113	(1,776,883)	161,319	(513,347)	3,926,078	(8,933,300)

Net increase (decrease) in net assets resulting from operations	831,516	(1,241,664)	123,528	(305,363)	5,401,627	(5,721,889)

Contributions and (Withdrawals):
Payments received from policyowners	285,410	277,148	71,140	40,290	362,135	457,606
Cost of insurance	(69,114)	(69,978)	(13,624)	(15,855)	(276,293)	(262,958)
Policyowners’ surrenders	(340,830)	(479,108)	(32,265)	(39,590)	(198,218)	(373,383)
Net transfers from (to) Fixed Account	(7,994)	4,407	(22,480)	(6,618)	19,734	6,706
Transfers between Investment Divisions	99,017	288,768	85,128	(46,072)	(985,788)	1,437,261
Policyowners’ death benefits	(25,321)	(13,779)	—	—	(131,055)	(136,151)

Net contributions and (withdrawals)	(58,832)	7,458	87,899	(67,845)	(1,209,485)	1,129,081

Increase (decrease) in net assets	772,684	(1,234,206)	211,427	(373,208)	4,192,142	(4,592,808)
NET ASSETS:
Beginning of period	3,704,464	4,938,670	690,307	1,063,515	14,136,545	18,729,353

End of period	$4,477,148	$3,704,464	$901,734	$690,307	$18,328,687	$14,136,545

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	American Funds IS Growth-Income Fund— Class 1		American Funds IS International Fund— Class 1		American Funds IS New World Fund®— Class 1
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$58,421	$44,411	$153,452	$226,190	$292,246	$222,471
Net realized gain (loss) on investments	6,760	45,455	(163,598)	(408,869)	(60,495)	241,509
Realized gain distribution received	183,109	287,562	—	1,575,323	—	1,263,090
Change in unrealized appreciation (depreciation) on investments	585,727	(937,151)	1,585,618	(4,165,482)	2,107,959	(5,715,804)

Net increase (decrease) in net assets resulting from operations	834,017	(559,723)	1,575,472	(2,772,838)	2,339,710	(3,988,734)

Contributions and (Withdrawals):
Payments received from policyowners	147,677	169,487	458,409	463,637	96,636	85,893
Cost of insurance	(121,585)	(105,790)	(265,274)	(253,604)	(177,585)	(158,313)
Policyowners’ surrenders	(10,931)	(220,492)	(221,416)	(270,609)	(16,788)	(104,422)
Net transfers from (to) Fixed Account	(20,239)	19,333	(51,220)	130,693	1,283,052	253,042
Transfers between Investment Divisions	426,971	69,822	(1,375,577)	229,039	2,215,778	(1,307,079)
Policyowners’ death benefits	—	(74)	(104,930)	(67,430)	(97,890)	(127,706)

Net contributions and (withdrawals)	421,893	(67,714)	(1,560,008)	231,726	3,303,203	(1,358,585)

Increase (decrease) in net assets	1,255,910	(627,437)	15,464	(2,541,112)	5,642,913	(5,347,319)
NET ASSETS:
Beginning of period	2,816,570	3,444,007	10,293,696	12,834,808	13,360,882	18,708,201

End of period	$4,072,480	$2,816,570	$10,309,160	$10,293,696	$19,003,795	$13,360,882

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	American Funds IS Washington Mutual Investors FundSM— Class 1		BlackRock® Global Allocation V.I. Fund— Class I		BlackRock® High Yield V.I. Fund— Class I
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$21,577	$14,563	$154,115	$(190)	$59,643	$76,889
Net realized gain (loss) on investments	(25,410)	37,721	(49,742)	(59,986)	(66,476)	(150,073)
Realized gain distribution received	8,648	136,471	—	79,985	—	—
Change in unrealized appreciation (depreciation) on investments	158,799	(232,860)	710,667	(1,187,531)	115,399	(191,241)

Net increase (decrease) in net assets resulting from operations	163,614	(44,105)	815,040	(1,167,722)	108,566	(264,425)

Contributions and (Withdrawals):
Payments received from policyowners	259,612	187,927	427,434	398,944	42,793	71,518
Cost of insurance	(12,980)	(9,979)	(220,605)	(199,782)	(22,247)	(30,019)
Policyowners’ surrenders	(819)	(4,918)	(28,172)	(176,576)	(18,350)	(1,020,141)
Net transfers from (to) Fixed Account	65,859	(53,146)	(18,808)	(79,436)	(3,133)	5,204
Transfers between Investment Divisions	(24,704)	67,526	136,676	(10,015)	(35,983)	(119,383)
Policyowners’ death benefits	—	—	(81,000)	—	(150)	(1,169)

Net contributions and (withdrawals)	286,968	187,410	215,525	(66,865)	(37,070)	(1,093,990)

Increase (decrease) in net assets	450,582	143,305	1,030,565	(1,234,587)	71,496	(1,358,415)
NET ASSETS:
Beginning of period	686,376	543,071	6,208,588	7,443,175	851,373	2,209,788

End of period	$1,136,958	$686,376	$7,239,153	$6,208,588	$922,869	$851,373

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares		BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares
	2023	2022	2023	2022(b)	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$43	$—	$30	$—
Net realized gain (loss) on investments	60,669	8,365	(16)	(1)	245	251
Realized gain distribution received	—	317,907	694	—	199	2,021
Change in unrealized appreciation (depreciation) on investments	1,513,129	(2,570,725)	562	(343)	322	(4,143)

Net increase (decrease) in net assets resulting from operations	1,573,798	(2,244,453)	1,283	(344)	796	(1,871)

Contributions and (Withdrawals):
Payments received from policyowners	117,117	155,868	—	—	—	—
Cost of insurance	(72,323)	(63,685)	(155)	(30)	(634)	(674)
Policyowners’ surrenders	(24,170)	(238,362)	—	—	—	—
Net transfers from (to) Fixed Account	(77,621)	(49,108)	—	—	—	—
Transfers between Investment Divisions	136,080	(2,341)	—	5,845	—	—
Policyowners’ death benefits	—	(15,804)	—	—	—	—

Net contributions and (withdrawals)	79,083	(213,432)	(155)	5,815	(634)	(674)

Increase (decrease) in net assets	1,652,881	(2,457,885)	1,128	5,471	162	(2,545)
NET ASSETS:
Beginning of period	2,564,179	5,022,064	5,471	—	8,962	11,507

End of period	$4,217,060	$2,564,179	$6,599	$5,471	$9,124	$8,962

(b) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	ClearBridge Variable Appreciation Portfolio— Class I		ClearBridge Variable Large Cap Growth Portfolio— Class I		ClearBridge Variable Small Cap Growth Portfolio— Class I
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$492	$288	$—	$—	$—	$—
Net realized gain (loss) on investments	275	505	(762)	7,722	(60,906)	(17,726)
Realized gain distribution received	1,374	1,274	10,110	44,822	—	2,617
Change in unrealized appreciation (depreciation) on investments	5,265	(5,100)	361,638	(253,092)	(5,621)	(33,405)

Net increase (decrease) in net assets resulting from operations	7,406	(3,033)	370,986	(200,548)	(66,527)	(48,514)

Contributions and (Withdrawals):
Payments received from policyowners	13,018	5,983	30,528	24,614	28,685	21,897
Cost of insurance	(736)	(340)	(12,569)	(7,960)	(24,639)	(3,208)
Policyowners’ surrenders	—	—	(15,539)	(17,649)	(3,922)	(2,345)
Net transfers from (to) Fixed Account	1,755	1,194	(11,211)	1,159	(15,153)	(754)
Transfers between Investment Divisions	7,651	(834)	340,471	478,983	2,335,674	1,033
Policyowners’ death benefits	—	—	—	—	(35,685)	—

Net contributions and (withdrawals)	21,688	6,003	331,680	479,147	2,284,960	16,623

Increase (decrease) in net assets	29,094	2,970	702,666	278,599	2,218,433	(31,891)
NET ASSETS:
Beginning of period	26,757	23,787	744,500	465,901	136,477	168,368

End of period	$55,851	$26,757	$1,447,166	$744,500	$2,354,910	$136,477

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Columbia Variable Portfolio— Disciplined Core Fund— Class 1		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1		Columbia Variable Portfolio— Intermediate Bond Fund— Class 1
	2023	2022	2023	2022	2023	2022(b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$1,270	$881	$260	$—
Net realized gain (loss) on investments	(52)	(78)	(156)	(133)	(20)	1
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	6,933	(5,685)	1,278	(4,402)	1,269	186

Net increase (decrease) in net assets resulting from operations	6,881	(5,763)	2,392	(3,654)	1,509	187

Contributions and (Withdrawals):
Payments received from policyowners	17,672	—	4,140	2,222	17,888	—
Cost of insurance	(557)	(472)	(653)	(579)	(477)	(69)
Policyowners’ surrenders	—	—	—	—	(1,530)	—
Net transfers from (to) Fixed Account	—	—	208	—	397	—
Transfers between Investment Divisions	—	30,801	—	(9)	859	10,202
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	17,115	30,329	3,695	1,634	17,137	10,133

Increase (decrease) in net assets	23,996	24,566	6,087	(2,020)	18,646	10,320
NET ASSETS:
Beginning of period	24,566	—	20,301	22,321	10,320	—

End of period	$48,562	$24,566	$26,388	$20,301	$28,966	$10,320

(b) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Columbia Variable Portfolio— Strategic Income Fund— Class 1		Davis Value Portfolio		Delaware VIP® Emerging Markets Series— Standard Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$115,503	$1,650	$4,254	$3,951	$54,425	$141,190
Net realized gain (loss) on investments	39,144	(1,962)	(3,386)	1,093	(11,188)	(16,428)
Realized gain distribution received	—	2,298	33,982	69,541	—	—
Change in unrealized appreciation (depreciation) on investments	77,578	74,457	53,639	(149,709)	365,429	(1,274,422)

Net increase (decrease) in net assets resulting from operations	232,225	76,443	88,489	(75,124)	408,666	(1,149,660)

Contributions and (Withdrawals):
Payments received from policyowners	13,465	1,006	—	—	74,062	74,276
Cost of insurance	(51,128)	(8,108)	(10,249)	(9,446)	(49,634)	(49,443)
Policyowners’ surrenders	(195)	—	—	—	(23,819)	(97,554)
Net transfers from (to) Fixed Account	193	244	(11,158)	(14,571)	(35,834)	(4,148)
Transfers between Investment Divisions	20,958	2,248,759	—	(5,171)	(213,402)	165,367
Policyowners’ death benefits	—	—	—	—	(2,586)	(44,962)

Net contributions and (withdrawals)	(16,707)	2,241,901	(21,407)	(29,188)	(251,213)	43,536

Increase (decrease) in net assets	215,518	2,318,344	67,082	(104,312)	157,453	(1,106,124)
NET ASSETS:
Beginning of period	2,329,795	11,451	283,390	387,702	3,128,481	4,234,605

End of period	$2,545,313	$2,329,795	$350,472	$283,390	$3,285,934	$3,128,481

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Delaware VIP® International Series— Standard Class		Delaware VIP® Small Cap Value Series— Standard Class		DFA VA Global Bond Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,839	$1,890	$63,235	$59,380	$212,397	$82,050
Net realized gain (loss) on investments	(5,118)	(894)	498,228	638,057	(19,406)	(276,048)
Realized gain distribution received	—	10,452	279,348	491,283	—	—
Change in unrealized appreciation (depreciation) on investments	21,539	(39,137)	(293,043)	(2,151,123)	70,524	(314,599)

Net increase (decrease) in net assets resulting from operations	18,260	(27,689)	547,768	(962,403)	263,515	(508,597)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	185,133	160,970	14,606	16,980
Cost of insurance	(1,898)	(2,163)	(104,883)	(107,727)	(61,114)	(69,919)
Policyowners’ surrenders	(3,173)	(20,763)	(143,617)	(528,343)	(149)	—
Net transfers from (to) Fixed Account	—	—	(10,445)	13,863	(15,341)	(2,922)
Transfers between Investment Divisions	(49,904)	—	14,636	139,257	206,291	(2,516,933)
Policyowners’ death benefits	—	—	(43,280)	(65,234)	(6,318)	(31,124)

Net contributions and (withdrawals)	(54,975)	(22,926)	(102,456)	(387,214)	137,975	(2,603,918)

Increase (decrease) in net assets	(36,715)	(50,615)	445,312	(1,349,617)	401,490	(3,112,515)
NET ASSETS:
Beginning of period	122,267	172,882	6,660,456	8,010,073	5,029,366	8,141,881

End of period	$85,552	$122,267	$7,105,768	$6,660,456	$5,430,856	$5,029,366

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	DFA VA Global Moderate Allocation Portfolio		DFA VA International Small Portfolio		DFA VA International Value Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$51,858	$28,362	$200,530	$165,238	$81,352	$68,751
Net realized gain (loss) on investments	18,820	13,899	173,336	37,464	41,363	17,896
Realized gain distribution received	21,103	27,680	—	112,494	16,235	19,106
Change in unrealized appreciation (depreciation) on investments	178,292	(319,789)	490,099	(1,631,184)	149,103	(151,925)

Net increase (decrease) in net assets resulting from operations	270,073	(249,848)	863,965	(1,315,988)	288,053	(46,172)

Contributions and (Withdrawals):
Payments received from policyowners	18,834	21,774	38,234	67,681	57,446	11,834
Cost of insurance	(27,893)	(28,443)	(79,659)	(78,708)	(26,749)	(21,461)
Policyowners’ surrenders	(4,805)	—	(3,423)	—	(3,386)	(76)
Net transfers from (to) Fixed Account	13,021	(5,774)	(17,507)	4,509	(857)	13,122
Transfers between Investment Divisions	(103,281)	(132,744)	(314,827)	(618,416)	(285,937)	101,989
Policyowners’ death benefits	(535)	—	(9,808)	(13,850)	—	—

Net contributions and (withdrawals)	(104,659)	(145,187)	(386,990)	(638,784)	(259,483)	105,408

Increase (decrease) in net assets	165,414	(395,035)	476,975	(1,954,772)	28,570	59,236
NET ASSETS:
Beginning of period	1,878,575	2,273,610	6,264,653	8,219,425	1,766,582	1,707,346

End of period	$2,043,989	$1,878,575	$6,741,628	$6,264,653	$1,795,152	$1,766,582

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	DFA VA U.S. Large Value Portfolio		DFA VA U.S. Targeted Value Portfolio		DFA VIT Inflation- Protected Securities Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$456,447	$258,112	$131,480	$124,947	$623,451	$1,256,788
Net realized gain (loss) on investments	(36,331)	71,313	147,471	702,813	(607,819)	95,805
Realized gain distribution received	278,191	139,511	585,061	740,105	—	—
Change in unrealized appreciation (depreciation) on investments	1,524,332	(1,745,110)	705,369	(1,845,473)	557,420	(3,513,501)

Net increase (decrease) in net assets resulting from operations	2,222,639	(1,276,174)	1,569,381	(277,608)	573,052	(2,160,908)

Contributions and (Withdrawals):
Payments received from policyowners	162,048	175,419	78,063	124,667	35,844	32,932
Cost of insurance	(230,792)	(275,640)	(104,764)	(97,957)	(190,492)	(184,442)
Policyowners’ surrenders	(286,191)	(276,547)	(16,430)	(35,933)	(12,449)	(160,885)
Net transfers from (to) Fixed Account	(66,457)	3,766	128,509	9,733	(41,744)	81,140
Transfers between Investment Divisions	8,141,542	(11,313,373)	162,109	(53,158)	1,370,351	(94,215)
Policyowners’ death benefits	(50,784)	(31,937)	(24,108)	(38,362)	(96,939)	(49,766)

Net contributions and (withdrawals)	7,669,366	(11,718,312)	223,379	(91,010)	1,064,571	(375,236)

Increase (decrease) in net assets	9,892,005	(12,994,486)	1,792,760	(368,618)	1,637,623	(2,536,144)
NET ASSETS:
Beginning of period	11,516,618	24,511,104	7,497,554	7,866,172	14,765,582	17,301,726

End of period	$21,408,623	$11,516,618	$9,290,314	$7,497,554	$16,403,205	$14,765,582

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	DWS Alternative Asset Allocation VIP— Class A		DWS Global Small Cap VIP— Class A		DWS Small Cap Index VIP— Class A
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,665	$5,891	$293	$189	$344,959	$284,507
Net realized gain (loss) on investments	(1,439)	1,043	(99)	3	(892,684)	(509,536)
Realized gain distribution received	1,023	81	193	6,066	739,738	5,354,080
Change in unrealized appreciation (depreciation) on investments	(1,305)	(13,393)	6,939	(16,349)	4,472,871	(12,834,104)

Net increase (decrease) in net assets resulting from operations	5,944	(6,378)	7,326	(10,091)	4,664,884	(7,705,053)

Contributions and (Withdrawals):
Payments received from policyowners	2,341	6,937	—	—	217,283	248,983
Cost of insurance	(2,790)	(2,217)	(1,347)	(1,406)	(379,873)	(402,081)
Policyowners’ surrenders	(15,073)	(9,986)	(378)	—	(227,255)	(314,045)
Net transfers from (to) Fixed Account	24	—	(10)	(22)	1,286,459	1,564,218
Transfers between Investment Divisions	40,664	11,773	—	—	(4,087,340)	(106,523)
Policyowners’ death benefits	—	—	—	—	(202,812)	(224,279)

Net contributions and (withdrawals)	25,166	6,507	(1,735)	(1,428)	(3,393,538)	766,273

Increase (decrease) in net assets	31,110	129	5,591	(11,519)	1,271,346	(6,938,780)
NET ASSETS:
Beginning of period	82,466	82,337	30,867	42,386	30,425,240	37,364,020

End of period	$113,576	$82,466	$36,458	$30,867	$31,696,586	$30,425,240

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	DWS Small Mid Cap Value VIP— Class A		Fidelity® VIP Balanced Portfolio— Initial Class		Fidelity® VIP Bond Index Portfolio— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,143	$5,577	$9,907	$9,592	$513,760	$381,930
Net realized gain (loss) on investments	(10,656)	(2,778)	(108,061)	(16,121)	(579,113)	(278,647)
Realized gain distribution received	23,987	9,594	31,876	31,035	—	—
Change in unrealized appreciation (depreciation) on investments	62,903	(130,402)	200,356	(162,223)	1,208,351	(3,303,494)

Net increase (decrease) in net assets resulting from operations	83,377	(118,009)	134,078	(137,717)	1,142,998	(3,200,211)

Contributions and (Withdrawals):
Payments received from policyowners	21,957	32,234	125,615	98,399	100,249	90,314
Cost of insurance	(13,242)	(13,238)	(13,866)	(10,078)	(262,261)	(259,282)
Policyowners’ surrenders	—	(28,623)	(4,347)	(491)	(206)	—
Net transfers from (to) Fixed Account	(42,218)	(8,084)	22,864	14,590	(22,158)	4,275
Transfers between Investment Divisions	(6,129)	(46,985)	(501,820)	208,758	(1,493,767)	2,491,646
Policyowners’ death benefits	—	—	(19,810)	—	—	(132,173)

Net contributions and (withdrawals)	(39,632)	(64,696)	(391,364)	311,178	(1,678,143)	2,194,780

Increase (decrease) in net assets	43,745	(182,705)	(257,286)	173,461	(535,145)	(1,005,431)
NET ASSETS:
Beginning of period	598,077	780,782	764,982	591,521	21,670,004	22,675,435

End of period	$641,822	$598,077	$507,696	$764,982	$21,134,859	$21,670,004

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$73,030	$72,782	$52,954	$44,168	$35,998	$33,269
Net realized gain (loss) on investments	609,344	381,832	(48,830)	22,924	63,992	64,911
Realized gain distribution received	547,516	710,755	—	—	54,195	58,528
Change in unrealized appreciation (depreciation) on investments	3,251,551	(6,047,137)	210,299	(666,713)	25,000	(243,025)

Net increase (decrease) in net assets resulting from operations	4,481,441	(4,881,768)	214,423	(599,621)	179,185	(86,317)

Contributions and (Withdrawals):
Payments received from policyowners	362,459	432,420	133,245	146,333	39,028	54,108
Cost of insurance	(270,285)	(258,002)	(47,547)	(42,552)	(29,672)	(27,671)
Policyowners’ surrenders	(547,143)	(406,071)	(120,849)	(245,781)	(73,147)	(230,386)
Net transfers from (to) Fixed Account	(3,553)	72,483	5,999	53,454	1,481	(3,541)
Transfers between Investment Divisions	(136,151)	314,949	(2,112)	32,829	139,389	245,083
Policyowners’ death benefits	(130,182)	(159,657)	(388)	(10,879)	(14,679)	(15,427)

Net contributions and (withdrawals)	(724,855)	(3,878)	(31,652)	(66,596)	62,400	22,166

Increase (decrease) in net assets	3,756,586	(4,885,646)	182,771	(666,217)	241,585	(64,151)
NET ASSETS:
Beginning of period	13,477,179	18,362,825	2,278,153	2,944,370	1,705,240	1,769,391

End of period	$17,233,765	$13,477,179	$2,460,924	$2,278,153	$1,946,825	$1,705,240

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Extended Market Index Portfolio— Initial Class		Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$55,268	$42,113	$21,502	$13,738	$371,965	$307,047
Net realized gain (loss) on investments	1,502	(14,373)	(12,442)	(2,935)	(1,824,920)	(87,433)
Realized gain distribution received	—	58,521	39,628	40,047	94,661	1,457,469
Change in unrealized appreciation (depreciation) on investments	453,420	(632,865)	(1,067)	(151,622)	2,705,757	(4,209,134)

Net increase (decrease) in net assets resulting from operations	510,190	(546,604)	47,621	(100,772)	1,347,463	(2,532,051)

Contributions and (Withdrawals):
Payments received from policyowners	146,829	170,092	—	—	362,140	207,302
Cost of insurance	(33,150)	(28,753)	(13,027)	(14,096)	(241,396)	(250,236)
Policyowners’ surrenders	(128,660)	(7,711)	(73,058)	(56,938)	(981,892)	(955,300)
Net transfers from (to) Fixed Account	119,190	26,976	(233)	(89)	(63,613)	26,843
Transfers between Investment Divisions	(164,078)	30,204	—	—	(3,369,221)	492,660
Policyowners’ death benefits	(6,204)	(37,140)	—	(8,661)	(143,547)	(104,267)

Net contributions and (withdrawals)	(66,073)	153,668	(86,318)	(79,784)	(4,437,529)	(582,998)

Increase (decrease) in net assets	444,117	(392,936)	(38,697)	(180,556)	(3,090,066)	(3,115,049)
NET ASSETS:
Beginning of period	2,765,680	3,158,616	574,167	754,723	14,026,780	17,141,829

End of period	$3,209,797	$2,765,680	$535,470	$574,167	$10,936,714	$14,026,780

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Freedom 2025 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2035 PortfolioSM— Initial Class
	2023	2023	2022	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$519	$554,088	$375,391	$2,611
Net realized gain (loss) on investments	(34)	(62,172)	139,557	243
Realized gain distribution received	—	—	1,225,789	19
Change in unrealized appreciation (depreciation) on investments	918	2,477,512	(5,349,672)	7,846

Net increase (decrease) in net assets resulting from operations	1,403	2,969,428	(3,608,935)	10,719

Contributions and (Withdrawals):
Payments received from policyowners	911	887,604	1,221,801	40,573
Cost of insurance	(282)	(583,880)	(509,328)	(1,340)
Policyowners’ surrenders	—	(1,004,542)	(902,921)	—
Net transfers from (to) Fixed Account	(4,761)	(247,584)	(148,372)	15,247
Transfers between Investment Divisions	31,477	4,154,444	2,129,523	99,156
Policyowners’ death benefits	—	(159,156)	(111,857)	—

Net contributions and (withdrawals)	27,345	3,046,886	1,678,846	153,636

Increase (decrease) in net assets	28,748	6,016,314	(1,930,089)	164,355
NET ASSETS:
Beginning of period	—	18,842,949	20,773,038	—

End of period	$28,748	$24,859,263	$18,842,949	$164,355

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class
	2023	2022	2023	2022(b)	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$186,007	$151,068	$396	$60	$41,510	$38,548
Net realized gain (loss) on investments	131,324	89,044	15	—	(90,646)	(45,532)
Realized gain distribution received	136,739	698,352	86	1	37,505	190,312
Change in unrealized appreciation (depreciation) on investments	1,451,046	(2,807,703)	2,579	185	491,555	(616,345)

Net increase (decrease) in net assets resulting from operations	1,905,116	(1,869,239)	3,076	246	479,924	(433,017)

Contributions and (Withdrawals):
Payments received from policyowners	768,651	629,701	7,672	—	328,952	313,152
Cost of insurance	(243,282)	(224,814)	(282)	(5)	(56,456)	(52,879)
Policyowners’ surrenders	(649,962)	(464,050)	—	—	(124,834)	(83,860)
Net transfers from (to) Fixed Account	(56,445)	118,672	3,808	4,631	20,562	75,488
Transfers between Investment Divisions	2,000,515	1,444,179	12,903	—	183,120	229,394
Policyowners’ death benefits	(36,632)	(16,612)	—	—	(10,177)	(5,123)

Net contributions and (withdrawals)	1,782,845	1,487,076	24,101	4,626	341,167	476,172

Increase (decrease) in net assets	3,687,961	(382,163)	27,177	4,872	821,091	43,155
NET ASSETS:
Beginning of period	9,095,405	9,477,568	4,872	—	2,270,585	2,227,430

End of period	$12,783,366	$9,095,405	$32,049	$4,872	$3,091,676	$2,270,585

(b) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class
	2023	2022(b)	2023	2022(b)	2023	2022(b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$188	$34	$703	$52	$229	$268
Net realized gain (loss) on investments	60	—	42	1	1,853	(7)
Realized gain distribution received	48	4	107	17	246	49
Change in unrealized appreciation (depreciation) on investments	1,143	85	5,177	43	2,235	(945)

Net increase (decrease) in net assets resulting from operations	1,439	123	6,029	113	4,563	(635)

Contributions and (Withdrawals):
Payments received from policyowners	6,581	—	11,841	1,254	13,180	6,504
Cost of insurance	(135)	(2)	(487)	(13)	(428)	(85)
Policyowners’ surrenders	—	—	—	—	—	—
Net transfers from (to) Fixed Account	4,937	2,312	7,333	2,312	10,146	—
Transfers between Investment Divisions	(77)	—	25,993	—	(29,450)	13,088
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	11,306	2,310	44,680	3,553	(6,552)	19,507

Increase (decrease) in net assets	12,745	2,433	50,709	3,666	(1,989)	18,872
NET ASSETS:
Beginning of period	2,433	—	3,666	—	18,872	—

End of period	$15,178	$2,433	$54,375	$3,666	$16,883	$18,872

(b) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Government Money Market Portfolio— Initial Class		Fidelity® VIP Growth Opportunities Portfolio— Initial Class		Fidelity® VIP Growth Portfolio— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,397,994	$699,922	$—	$—	$4,138	$19,563
Net realized gain (loss) on investments	—	—	(184,195)	(64,816)	30,673	25,158
Realized gain distribution received	—	—	—	312,639	151,503	236,819
Change in unrealized appreciation (depreciation) on investments	—	—	1,053,593	(1,071,855)	802,495	(1,234,800)

Net increase (decrease) in net assets resulting from operations	2,397,994	699,922	869,398	(824,032)	988,809	(953,260)

Contributions and (Withdrawals):
Payments received from policyowners	10,605,359	14,297,918	378,873	337,206	—	—
Cost of insurance	(1,353,311)	(1,073,410)	(61,593)	(42,117)	(41,640)	(41,412)
Policyowners’ surrenders	(3,119,714)	(3,163,672)	(67,539)	(27,897)	(120,786)	(132,319)
Net transfers from (to) Fixed Account	3,086,736	(291,359)	155,945	(195,562)	(14,068)	(1,151)
Transfers between Investment Divisions	(11,169,660)	(1,310,075)	(79,795)	298,164	—	—
Policyowners’ death benefits	(488,220)	(219,002)	(4,110)	(81)	—	(61,125)

Net contributions and (withdrawals)	(2,438,810)	8,240,400	321,781	369,713	(176,494)	(236,007)

Increase (decrease) in net assets	(40,816)	8,940,322	1,191,179	(454,319)	812,315	(1,189,267)
NET ASSETS:
Beginning of period	49,384,922	40,444,600	1,621,869	2,076,188	2,784,290	3,973,557

End of period	$49,344,106	$49,384,922	$2,813,048	$1,621,869	$3,596,605	$2,784,290

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Health Care Portfolio— Initial Class		Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity® VIP International Capital Appreciation Portfolio— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$4,250,802	$3,831,630	$12,559	$7,239
Net realized gain (loss) on investments	(19,650)	(1,462)	9,545,765	9,406,800	(73,965)	(60,876)
Realized gain distribution received	—	24,548	2,476,987	1,906,079	—	216,783
Change in unrealized appreciation (depreciation) on investments	46,056	(67,438)	49,198,412	(68,936,924)	769,431	(1,117,066)

Net increase (decrease) in net assets resulting from operations	26,406	(44,352)	65,471,966	(53,792,415)	708,025	(953,920)

Contributions and (Withdrawals):
Payments received from policyowners	105,247	76,192	6,495,051	7,431,853	157,168	63,358
Cost of insurance	(15,489)	(7,315)	(4,342,967)	(3,944,227)	(57,255)	(49,303)
Policyowners’ surrenders	(39,578)	(14,214)	(3,763,904)	(6,885,560)	(1,714)	(2,323)
Net transfers from (to) Fixed Account	59,227	109,693	14,959,332	7,872,612	7,211	15,307
Transfers between Investment Divisions	7,929	9,737	4,637,628	6,635,713	211,930	(247,929)
Policyowners’ death benefits	(3,012)	—	(1,562,239)	(1,409,162)	—	—

Net contributions and (withdrawals)	114,324	174,093	16,422,901	9,701,229	317,340	(220,890)

Increase (decrease) in net assets	140,730	129,741	81,894,867	(44,091,186)	1,025,365	(1,174,810)
NET ASSETS:
Beginning of period	525,731	395,990	246,352,605	290,443,791	2,527,009	3,701,819

End of period	$666,461	$525,731	$328,247,472	$246,352,605	$3,552,374	$2,527,009

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP International Index Portfolio— Initial Class		Fidelity® VIP Investment Grade Bond Portfolio— Initial Class		Fidelity® VIP Mid Cap Portfolio— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$568,281	$421,727	$1,188,817	$921,362	$53,370	$44,092
Net realized gain (loss) on investments	(43,305)	(199,398)	(1,580,836)	(1,067,766)	(27,697)	11,738
Realized gain distribution received	—	—	—	2,048,370	244,712	582,961
Change in unrealized appreciation (depreciation) on investments	2,422,197	(3,718,998)	3,020,698	(7,291,134)	987,461	(2,171,618)

Net increase (decrease) in net assets resulting from operations	2,947,173	(3,496,669)	2,628,679	(5,389,168)	1,257,846	(1,532,827)

Contributions and (Withdrawals):
Payments received from policyowners	162,379	160,910	802,708	685,727	309,084	244,689
Cost of insurance	(229,527)	(218,020)	(762,628)	(664,812)	(197,181)	(189,434)
Policyowners’ surrenders	(1,104)	(2,236)	(543,933)	(2,162,334)	(253,529)	(128,020)
Net transfers from (to) Fixed Account	(21,185)	79,241	41,103	(150,878)	11,462	(28,498)
Transfers between Investment Divisions	15,469	(985,961)	3,368,698	6,202,505	(225,913)	(321,036)
Policyowners’ death benefits	—	(136,993)	(320,009)	(290,977)	(23,312)	—

Net contributions and (withdrawals)	(73,968)	(1,103,059)	2,585,939	3,619,231	(379,389)	(422,299)

Increase (decrease) in net assets	2,873,205	(4,599,728)	5,214,618	(1,769,937)	878,457	(1,955,126)
NET ASSETS:
Beginning of period	18,323,485	22,923,213	40,338,955	42,108,892	8,532,411	10,487,537

End of period	$21,196,690	$18,323,485	$45,553,573	$40,338,955	$9,410,868	$8,532,411

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Overseas Portfolio— Initial Class		Fidelity® VIP Real Estate Portfolio— Initial Class		Fidelity® VIP Strategic Income Portfolio— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$55,282	$57,501	$279,848	$177,468	$21,883	$11,260
Net realized gain (loss) on investments	102,135	38,619	49,908	114,524	(24,233)	(8,179)
Realized gain distribution received	13,982	49,451	411,786	346,304	—	255
Change in unrealized appreciation (depreciation) on investments	823,838	(1,840,620)	673,107	(4,547,207)	41,216	(33,697)

Net increase (decrease) in net assets resulting from operations	995,237	(1,695,049)	1,414,649	(3,908,911)	38,866	(30,361)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	100,340	127,673	39,750	28,669
Cost of insurance	(163,628)	(151,723)	(127,149)	(137,159)	(8,954)	(7,574)
Policyowners’ surrenders	(33,342)	(16,439)	(70,793)	(44,347)	(34,304)	(28,448)
Net transfers from (to) Fixed Account	(7)	(43)	21,136	1,466,302	759	1,028
Transfers between Investment Divisions	(261,654)	—	(334,971)	510,991	205,765	67,399
Policyowners’ death benefits	—	(5,850)	—	(102,895)	—	—

Net contributions and (withdrawals)	(458,631)	(174,055)	(411,437)	1,820,565	203,016	61,074

Increase (decrease) in net assets	536,606	(1,869,104)	1,003,212	(2,088,346)	241,882	30,713
NET ASSETS:
Beginning of period	5,086,035	6,955,139	11,683,814	13,772,160	296,732	266,019

End of period	$5,622,641	$5,086,035	$12,687,026	$11,683,814	$538,614	$296,732

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Technology Portfolio— Initial Class		Fidelity® VIP Total Market Index Portfolio— Initial Class		Fidelity® VIP Value Portfolio— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,847	$—	$2,867	$2,390	$16,277	$16,405
Net realized gain (loss) on investments	15,685	13,974	2,727	1,088	7,918	15,245
Realized gain distribution received	37,496	99,585	—	215	54,578	49,735
Change in unrealized appreciation (depreciation) on investments	536,179	(607,988)	46,822	(31,098)	192,553	(150,783)

Net increase (decrease) in net assets resulting from operations	591,207	(494,429)	52,416	(27,405)	271,326	(69,398)

Contributions and (Withdrawals):
Payments received from policyowners	225,974	153,073	54,338	54,501	—	—
Cost of insurance	(42,059)	(29,464)	(4,335)	(2,905)	(21,116)	(20,763)
Policyowners’ surrenders	(41,371)	(8,320)	(24,138)	—	(52,370)	(38,810)
Net transfers from (to) Fixed Account	58,810	33,574	4,056	4,849	(110)	(97)
Transfers between Investment Divisions	(32,659)	(11,691)	65,825	27,649	—	(13,777)
Policyowners’ death benefits	—	—	—	—	—	(32,750)

Net contributions and (withdrawals)	168,695	137,172	95,746	84,094	(73,596)	(106,197)

Increase (decrease) in net assets	759,902	(357,257)	148,162	56,689	197,730	(175,595)
NET ASSETS:
Beginning of period	964,905	1,322,162	164,799	108,110	1,441,951	1,617,546

End of period	$1,724,807	$964,905	$312,961	$164,799	$1,639,681	$1,441,951

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Value Strategies Portfolio— Service Class 2		Invesco V.I. Capital Appreciation Fund— Series I Shares		Invesco V.I. Core Plus Bond Fund— Series I Shares
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$219	$220	$—	$—	$5,516	$1,089
Net realized gain (loss) on investments	1,243	25,030	(10,259)	59	(1,659)	(2,565)
Realized gain distribution received	924	1,599	—	21,365	—	118
Change in unrealized appreciation (depreciation) on investments	2,276	(30,220)	25,566	(45,723)	8,492	(27,974)

Net increase (decrease) in net assets resulting from operations	4,662	(3,371)	15,307	(24,299)	12,349	(29,332)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	16,225	16,701
Cost of insurance	(2,880)	(3,364)	(1,380)	(1,571)	(4,432)	(3,725)
Policyowners’ surrenders	—	(50,270)	(11,428)	—	(2,944)	—
Net transfers from (to) Fixed Account	—	(9)	(8,099)	(1,159)	(24)	905
Transfers between Investment Divisions	—	—	—	—	14,061	(643)
Policyowners’ death benefits	—	—	—	—	(156)	—

Net contributions and (withdrawals)	(2,880)	(53,643)	(20,907)	(2,730)	22,730	13,238

Increase (decrease) in net assets	1,782	(57,014)	(5,600)	(27,029)	35,079	(16,094)
NET ASSETS:
Beginning of period	24,472	81,486	52,947	79,976	184,512	200,606

End of period	$26,254	$24,472	$47,347	$52,947	$219,591	$184,512

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Invesco V.I. EQV International Equity Fund— Series I Shares		Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. Main Street Mid Cap Fund®— Series I Shares
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$24,283	$196,520	$37,004	$69,995	$680	$817
Net realized gain (loss) on investments	(222,793)	(339,837)	(91,541)	(5,486)	(1,608)	(1,285)
Realized gain distribution received	9,092	1,253,551	—	—	—	48,790
Change in unrealized appreciation (depreciation) on investments	2,197,094	(3,526,528)	277,113	(770,014)	32,634	(86,337)

Net increase (decrease) in net assets resulting from operations	2,007,676	(2,416,294)	222,576	(705,505)	31,706	(38,015)

Contributions and (Withdrawals):
Payments received from policyowners	309,925	293,937	21,266	30,465	—	—
Cost of insurance	(261,772)	(225,114)	(41,363)	(40,849)	(3,833)	(3,725)
Policyowners’ surrenders	(36,478)	(191,216)	(91,074)	(10,202)	—	(5,145)
Net transfers from (to) Fixed Account	(4,390)	(68,977)	(28,575)	(30,408)	—	—
Transfers between Investment Divisions	179,373	885,098	87,288	369,251	—	—
Policyowners’ death benefits	(101,819)	(89,450)	—	(4,600)	—	—

Net contributions and (withdrawals)	84,839	604,278	(52,458)	313,657	(3,833)	(8,870)

Increase (decrease) in net assets	2,092,515	(1,812,016)	170,118	(391,848)	27,873	(46,885)
NET ASSETS:
Beginning of period	11,118,043	12,930,059	2,521,770	2,913,618	221,450	268,335

End of period	$13,210,558	$11,118,043	$2,691,888	$2,521,770	$249,323	$221,450

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Janus Henderson Enterprise Portfolio— Institutional Shares		Janus Henderson Flexible Bond Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$34,609	$40,633	$30,898	$18,743	$8,707	$8,082
Net realized gain (loss) on investments	15,460	(127,058)	(1,663)	(660)	(3,379)	59,376
Realized gain distribution received	1,518,509	3,286,687	—	14,172	—	658,312
Change in unrealized appreciation (depreciation) on investments	1,977,348	(6,913,870)	9,619	(146,424)	1,451,959	(2,701,027)

Net increase (decrease) in net assets resulting from operations	3,545,926	(3,713,608)	38,854	(114,169)	1,457,287	(1,975,257)

Contributions and (Withdrawals):
Payments received from policyowners	295,354	285,989	—	—	—	123
Cost of insurance	(272,920)	(251,280)	(8,785)	(9,354)	(74,345)	(74,990)
Policyowners’ surrenders	(219,003)	(519,470)	—	(3,048)	(6,041)	(182,746)
Net transfers from (to) Fixed Account	(180,434)	(17,396)	(22)	(21)	(5,914)	(72,673)
Transfers between Investment Divisions	346,933	384,841	(1,461)	—	—	(18,407)
Policyowners’ death benefits	(178,679)	(132,296)	—	—	—	(55,127)

Net contributions and (withdrawals)	(208,749)	(249,612)	(10,268)	(12,423)	(86,300)	(403,820)

Increase (decrease) in net assets	3,337,177	(3,963,220)	28,586	(126,592)	1,370,987	(2,379,077)
NET ASSETS:
Beginning of period	19,585,855	23,549,075	714,588	841,180	3,688,242	6,067,319

End of period	$22,923,032	$19,585,855	$743,174	$714,588	$5,059,229	$3,688,242

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Janus Henderson Global Research Portfolio— Institutional Shares		Lazard Retirement International Equity Portfolio— Service Shares		Lord Abbett Series Fund Developing Growth Portfolio— Class VC
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,650	$5,026	$4,222	$12,597	$—	$—
Net realized gain (loss) on investments	7,735	18,917	10,049	8,139	(1,561)	(17,121)
Realized gain distribution received	14,788	56,623	—	39,422	—	—
Change in unrealized appreciation (depreciation) on investments	96,968	(201,586)	34,260	(127,000)	10,262	(54,318)

Net increase (decrease) in net assets resulting from operations	124,141	(121,020)	48,531	(66,842)	8,701	(71,439)

Contributions and (Withdrawals):
Payments received from policyowners	10,774	12,893	—	—	—	170
Cost of insurance	(15,245)	(15,544)	(10,047)	(9,947)	(3,309)	(3,615)
Policyowners’ surrenders	(15,187)	(19,720)	(43,621)	(7,525)	(1,987)	(20,480)
Net transfers from (to) Fixed Account	—	3,133	(11,538)	(33,842)	(13)	(3,878)
Transfers between Investment Divisions	5,175	(52)	—	(1,899)	—	—
Policyowners’ death benefits	(139)	(18,739)	—	—	—	—

Net contributions and (withdrawals)	(14,622)	(38,029)	(65,206)	(53,213)	(5,309)	(27,803)

Increase (decrease) in net assets	109,519	(159,049)	(16,675)	(120,055)	3,392	(99,242)
NET ASSETS:
Beginning of period	472,264	631,313	340,060	460,115	108,384	207,626

End of period	$581,783	$472,264	$323,385	$340,060	$111,776	$108,384

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC		LVIP Baron Growth Opportunities Fund— Service Class		LVIP Baron Growth Opportunities Fund— Standard Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,463	$7,903	$(435)	$(420)	$—	$—
Net realized gain (loss) on investments	6,107	1,380	255,137	118,715	1,658	717
Realized gain distribution received	27,737	60,732	91,314	389,372	2,393	4,663
Change in unrealized appreciation (depreciation) on investments	98,802	(193,911)	517,774	(2,299,494)	11,170	(19,864)

Net increase (decrease) in net assets resulting from operations	137,109	(123,896)	863,790	(1,791,827)	15,221	(14,484)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	86,481	34,352	87,625	2,791
Cost of insurance	(17,417)	(16,786)	(112,933)	(99,850)	(2,002)	(1,102)
Policyowners’ surrenders	(34,363)	(11,633)	(236,440)	(94,236)	—	(68)
Net transfers from (to) Fixed Account	(13,974)	(29)	1,476	(1,976)	24	18,718
Transfers between Investment Divisions	(444)	—	281,254	(86,439)	1,865	(3,624)
Policyowners’ death benefits	—	(9,320)	(9,239)	(20,192)	—	—

Net contributions and (withdrawals)	(66,198)	(37,768)	10,599	(268,341)	87,512	16,715

Increase (decrease) in net assets	70,911	(161,664)	874,389	(2,060,168)	102,733	2,231
NET ASSETS:
Beginning of period	947,092	1,108,756	4,943,960	7,004,128	61,719	59,488

End of period	$1,018,003	$947,092	$5,818,349	$4,943,960	$164,452	$61,719

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	LVIP Delaware Limited-Term Diversified Income Fund— Standard Class		LVIP Delaware Value Fund— Standard Class		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund— Standard Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$51,739	$578	$180	$—	$115,982	$250,300
Net realized gain (loss) on investments	(694)	(30)	1	(3)	22,441	(34,134)
Realized gain distribution received	—	—	444	1	—	—
Change in unrealized appreciation (depreciation) on investments	8,175	(1,085)	27	1	146,459	(536,505)

Net increase (decrease) in net assets resulting from operations	59,220	(537)	652	(1)	284,882	(320,339)

Contributions and (Withdrawals):
Payments received from policyowners	150,582	12,202	1,276	—	39,360	60,846
Cost of insurance	(13,420)	(598)	(66)	(2)	(38,816)	(34,059)
Policyowners’ surrenders	—	—	—	—	(34,803)	(105,023)
Net transfers from (to) Fixed Account	175	393	1,261	—	(9,108)	13,173
Transfers between Investment Divisions	1,257,814	1	7,790	(12)	1,139,933	(41,426)
Policyowners’ death benefits	—	—	—	—	(31,190)	(56,182)

Net contributions and (withdrawals)	1,395,151	11,998	10,261	(14)	1,065,376	(162,671)

Increase (decrease) in net assets	1,454,371	11,461	10,913	(15)	1,350,258	(483,010)
NET ASSETS:
Beginning of period	22,663	11,202	—	15	2,372,383	2,855,393

End of period	$1,477,034	$22,663	$10,913	$—	$3,722,641	$2,372,383

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class		LVIP Mondrian International Value Fund— Standard Class		LVIP SSgA Bond Index Fund— Standard Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$162,530	$272,494	$10,913	$7,538	$326,581	$289,388
Net realized gain (loss) on investments	(14,176)	(35,699)	(262)	(2,051)	(420,273)	(84,566)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	504,488	(502,437)	44,436	(37,718)	734,261	(2,221,641)

Net increase (decrease) in net assets resulting from operations	652,842	(265,642)	55,087	(32,231)	640,569	(2,016,819)

Contributions and (Withdrawals):
Payments received from policyowners	3,677	7,776	43,964	43,876	247,466	272,294
Cost of insurance	(82,841)	(73,606)	(2,382)	(2,102)	(231,849)	(235,998)
Policyowners’ surrenders	(6,604)	(39,379)	(348)	(239)	(225,263)	(292,618)
Net transfers from (to) Fixed Account	(275)	(270)	24	—	49,260	(27,176)
Transfers between Investment Divisions	18,383	(17,674)	(17)	(23,733)	(948,536)	322,115
Policyowners’ death benefits	—	(69,238)	—	—	(235,366)	(73,126)

Net contributions and (withdrawals)	(67,660)	(192,391)	41,241	17,802	(1,344,288)	(34,509)

Increase (decrease) in net assets	585,182	(458,033)	96,328	(14,429)	(703,719)	(2,051,328)
NET ASSETS:
Beginning of period	3,488,525	3,946,558	257,299	271,728	12,731,368	14,782,696

End of period	$4,073,707	$3,488,525	$353,627	$257,299	$12,027,649	$12,731,368

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class		LVIP SSgA International Index Fund— Standard Class		MFS® Global Growth Portfolio— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,874	$8,797	$553,690	$713,613	$97	$73
Net realized gain (loss) on investments	(99,268)	491	404,394	(2,544)	(540)	(34)
Realized gain distribution received	—	—	—	—	3,310	4,440
Change in unrealized appreciation (depreciation) on investments	107,559	(79,773)	1,737,787	(3,276,489)	9,551	(13,615)

Net increase (decrease) in net assets resulting from operations	10,165	(70,485)	2,695,871	(2,565,420)	12,418	(9,136)

Contributions and (Withdrawals):
Payments received from policyowners	14,701	14,519	187,583	203,199	8,242	9,223
Cost of insurance	(630)	(1,862)	(201,165)	(188,969)	(1,108)	(769)
Policyowners’ surrenders	(3,117)	(1,540)	(239,070)	(96,533)	(1,964)	—
Net transfers from (to) Fixed Account	31,283	2,805	2,748,257	540,630	3,244	7,907
Transfers between Investment Divisions	(236,505)	3,910	(1,758,929)	608,404	2,066	(1,559)
Policyowners’ death benefits	—	—	(149,026)	(88,010)	—	—

Net contributions and (withdrawals)	(194,268)	17,832	587,650	978,721	10,480	14,802

Increase (decrease) in net assets	(184,103)	(52,653)	3,283,521	(1,586,699)	22,898	5,666
NET ASSETS:
Beginning of period	273,449	326,102	16,106,863	17,693,562	54,692	49,026

End of period	$89,346	$273,449	$19,390,384	$16,106,863	$77,590	$54,692

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MFS® Global Real Estate Portfolio— Initial Class		MFS® Global Tactical Allocation Portfolio— Initial Class		MFS® International Growth Portfolio— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,675	$43,594	$10,078	$51,391	$25,857	$6,668
Net realized gain (loss) on investments	(56,808)	157,176	(12,288)	(5,770)	(686)	(3,424)
Realized gain distribution received	184,605	190,337	87,846	154,616	73,738	63,262
Change in unrealized appreciation (depreciation) on investments	134,619	(1,271,840)	132,695	(383,094)	134,356	(253,107)

Net increase (decrease) in net assets resulting from operations	285,091	(880,733)	218,331	(182,857)	233,265	(186,601)

Contributions and (Withdrawals):
Payments received from policyowners	98,356	115,973	36,585	34,740	109,132	45,031
Cost of insurance	(48,780)	(44,789)	(61,852)	(58,903)	(52,613)	(25,863)
Policyowners’ surrenders	(148,405)	(52,072)	(5,303)	—	—	—
Net transfers from (to) Fixed Account	1,318	38,149	(8,554)	1,014	5,209	70,150
Transfers between Investment Divisions	221,650	(220,907)	(17,471)	(8,198)	1,146,381	(8,089)
Policyowners’ death benefits	(17,124)	(3,555)	—	—	(6,469)	—

Net contributions and (withdrawals)	107,015	(167,201)	(56,595)	(31,347)	1,201,640	81,229

Increase (decrease) in net assets	392,106	(1,047,934)	161,736	(214,204)	1,434,905	(105,372)
NET ASSETS:
Beginning of period	2,428,713	3,476,647	2,314,466	2,528,670	1,155,322	1,260,694

End of period	$2,820,819	$2,428,713	$2,476,202	$2,314,466	$2,590,227	$1,155,322

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MFS® International Intrinsic Value Portfolio— Initial Class		MFS® Investors Trust Series— Initial Class		MFS® Mid Cap Growth Series— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$164,851	$181,923	$(129)	$544	$—	$—
Net realized gain (loss) on investments	63,368	407,128	32,577	1,576	(97,392)	(24,059)
Realized gain distribution received	1,712,975	1,011,625	14	16,540	6,498	54,152
Change in unrealized appreciation (depreciation) on investments	1,650,539	(8,873,722)	(25,463)	(43,331)	181,644	(178,973)

Net increase (decrease) in net assets resulting from operations	3,591,733	(7,273,046)	6,999	(24,671)	90,750	(148,880)

Contributions and (Withdrawals):
Payments received from policyowners	916,671	893,454	—	—	59,772	67,117
Cost of insurance	(462,352)	(436,315)	(1,206)	(2,720)	(6,988)	(6,219)
Policyowners’ surrenders	(602,420)	(701,528)	(126,696)	—	(17,244)	(41,718)
Net transfers from (to) Fixed Account	150,758	(53,096)	—	—	54,974	(68,333)
Transfers between Investment Divisions	(193,609)	(1,776,174)	—	—	(55,798)	92,099
Policyowners’ death benefits	(123,098)	(86,532)	—	—	—	—

Net contributions and (withdrawals)	(314,050)	(2,160,191)	(127,902)	(2,720)	34,716	42,946

Increase (decrease) in net assets	3,277,683	(9,433,237)	(120,903)	(27,391)	125,466	(105,934)
NET ASSETS:
Beginning of period	20,775,129	30,208,366	121,175	148,566	426,025	531,959

End of period	$24,052,812	$20,775,129	$272	$121,175	$551,491	$426,025

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MFS® Mid Cap Value Portfolio— Initial Class		MFS® New Discovery Series— Initial Class		MFS® New Discovery Value Portfolio— Initial Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$110,983	$69,842	$—	$—	$37,117	$23,579
Net realized gain (loss) on investments	(22,500)	(233,538)	(145)	(26)	115,576	63,952
Realized gain distribution received	210,480	582,235	—	1,537	268,385	795,864
Change in unrealized appreciation (depreciation) on investments	422,903	(966,412)	772	(3,553)	(105,979)	(1,324,492)

Net increase (decrease) in net assets resulting from operations	721,866	(547,873)	627	(2,042)	315,099	(441,097)

Contributions and (Withdrawals):
Payments received from policyowners	151,819	176,418	—	—	130,550	10,248
Cost of insurance	(124,742)	(118,435)	(378)	(410)	(59,366)	(62,980)
Policyowners’ surrenders	(93,627)	(469,050)	—	—	(2,080)	—
Net transfers from (to) Fixed Account	(75,355)	(28,022)	—	—	3,955	20,792
Transfers between Investment Divisions	(640,121)	2,497,642	—	—	(706,857)	306,629
Policyowners’ death benefits	(8,114)	(27,474)	—	—	—	—

Net contributions and (withdrawals)	(790,140)	2,031,079	(378)	(410)	(633,798)	274,689

Increase (decrease) in net assets	(68,274)	1,483,206	249	(2,452)	(318,699)	(166,408)
NET ASSETS:
Beginning of period	6,767,927	5,284,721	4,539	6,991	3,652,352	3,818,760

End of period	$6,699,653	$6,767,927	$4,788	$4,539	$3,333,653	$3,652,352

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MFS® Research International Portfolio— Initial Class		MFS® Value Series— Initial Class		Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I
	2023	2022(b)	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$138	$—	$1,317,147	$1,108,093	$53,356	$49,313
Net realized gain (loss) on investments	14	—	827,219	745,669	(16,846)	(15,421)
Realized gain distribution received	—	—	5,538,262	4,724,612	—	—
Change in unrealized appreciation (depreciation) on investments	5,834	(78)	(1,606,880)	(11,394,610)	33,190	(186,242)

Net increase (decrease) in net assets resulting from operations	5,986	(78)	6,075,748	(4,816,236)	69,700	(152,350)

Contributions and (Withdrawals):
Payments received from policyowners	5,861	—	1,085,057	826,870	—	—
Cost of insurance	(435)	—	(1,127,290)	(1,052,171)	(10,659)	(11,232)
Policyowners’ surrenders	—	—	(366,631)	(432,445)	(13,368)	(49,638)
Net transfers from (to) Fixed Account	571	7,251	1,585,751	3,339,422	(11,149)	(6,473)
Transfers between Investment Divisions	40,073	—	(4,586,040)	1,836,357	(2,564)	—
Policyowners’ death benefits	—	—	(258,750)	(492,409)	—	—

Net contributions and (withdrawals)	46,070	7,251	(3,667,903)	4,025,624	(37,740)	(67,343)

Increase (decrease) in net assets	52,056	7,173	2,407,845	(790,612)	31,960	(219,693)
NET ASSETS:
Beginning of period	7,173	—	81,579,186	82,369,798	620,165	839,858

End of period	$59,229	$7,173	$83,987,031	$81,579,186	$652,125	$620,165

(b) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Morgan Stanley VIF Global Infrastructure Portfolio— Class I		Morgan Stanley VIF U.S. Real Estate Portfolio— Class I		Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$20,579	$18,709	$17,252	$18,741	$641	$400
Net realized gain (loss) on investments	(8,109)	(2,888)	(208,469)	(195,271)	(1,371)	(61)
Realized gain distribution received	113,470	36,548	—	330,840	3,234	9,797
Change in unrealized appreciation (depreciation) on investments	(87,114)	(95,167)	288,286	(636,620)	4,267	(17,157)

Net increase (decrease) in net assets resulting from operations	38,826	(42,798)	97,069	(482,310)	6,771	(7,021)

Contributions and (Withdrawals):
Payments received from policyowners	117,512	83,309	22,251	43,070	—	—
Cost of insurance	(12,563)	(8,729)	(15,157)	(24,963)	(1,032)	(1,070)
Policyowners’ surrenders	(6,810)	—	(158,542)	(32,566)	(592)	—
Net transfers from (to) Fixed Account	4,729	82,659	497	6,173	—	—
Transfers between Investment Divisions	51,567	202,360	(243,565)	(114,559)	—	—
Policyowners’ death benefits	—	(20,731)	(15,992)	—	(4,680)	—

Net contributions and (withdrawals)	154,435	338,868	(410,508)	(122,845)	(6,304)	(1,070)

Increase (decrease) in net assets	193,261	296,070	(313,439)	(605,155)	467	(8,091)
NET ASSETS:
Beginning of period	724,011	427,941	865,854	1,471,009	64,264	72,355

End of period	$917,272	$724,011	$552,415	$865,854	$64,731	$64,264

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Neuberger Berman AMT Sustainable Equity Portfolio— Class I		PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$930	$1,162	$82,393	$77,997	$88,272	$59,059
Net realized gain (loss) on investments	1,000	813	(36,600)	(87,697)	(77,455)	(59,803)
Realized gain distribution received	4,389	24,679	—	—	42,712	58,927
Change in unrealized appreciation (depreciation) on investments	58,516	(83,486)	109,465	(308,931)	151,630	(541,441)

Net increase (decrease) in net assets resulting from operations	64,835	(56,832)	155,258	(318,631)	205,159	(483,258)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	49,019	64,044	102,264	124,040
Cost of insurance	(5,617)	(5,248)	(27,782)	(24,940)	(72,705)	(67,935)
Policyowners’ surrenders	(4,112)	—	(95,346)	(25,317)	(147,384)	(111,617)
Net transfers from (to) Fixed Account	(12)	(40)	(30,767)	4,173	(1,682)	(1,917)
Transfers between Investment Divisions	—	—	95,838	(409,439)	88,220	28,862
Policyowners’ death benefits	—	—	(14,455)	(1,910)	—	(32,435)

Net contributions and (withdrawals)	(9,741)	(5,288)	(23,493)	(393,389)	(31,287)	(61,002)

Increase (decrease) in net assets	55,094	(62,120)	131,765	(712,020)	173,872	(544,260)
NET ASSETS:
Beginning of period	247,241	309,361	1,384,732	2,096,752	3,954,735	4,498,995

End of period	$302,335	$247,241	$1,516,497	$1,384,732	$4,128,607	$3,954,735

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class		PIMCO VIT High Yield Portfolio— Administrative Class		PIMCO VIT High Yield Portfolio— Institutional Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$911	$466	$122,221	$98,986	$4,495	$2,219
Net realized gain (loss) on investments	(299)	(2,524)	(128,026)	(90,222)	(1,807)	(1,278)
Realized gain distribution received	404	407	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,376	(1,294)	225,297	(186,061)	6,702	(4,479)

Net increase (decrease) in net assets resulting from operations	2,392	(2,945)	219,492	(177,297)	9,390	(3,538)

Contributions and (Withdrawals):
Payments received from policyowners	17,160	13,300	58,615	69,696	9,461	8,901
Cost of insurance	(799)	(912)	(38,956)	(31,332)	(1,722)	(1,067)
Policyowners’ surrenders	—	(8,504)	(83,590)	(27,102)	(1,957)	—
Net transfers from (to) Fixed Account	2,139	3,339	(4,645)	8,779	3,775	18,976
Transfers between Investment Divisions	1,117	(140)	(485,041)	482,343	(4,443)	13,751
Policyowners’ death benefits	—	—	(15,873)	(1,508)	—	—

Net contributions and (withdrawals)	19,617	7,083	(569,490)	500,876	5,114	40,561

Increase (decrease) in net assets	22,009	4,138	(349,998)	323,579	14,504	37,023
NET ASSETS:
Beginning of period	26,296	22,158	2,180,239	1,856,660	73,676	36,653

End of period	$48,305	$26,296	$1,830,241	$2,180,239	$88,180	$73,676

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	PIMCO VIT Income Portfolio— Institutional Class		PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class		PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$17,382	$2,435	$1,472	$1,007	$414,498	$342,247
Net realized gain (loss) on investments	(5,827)	(188)	(3,242)	(854)	(2,681,208)	(183,914)
Realized gain distribution received	—	5	1,401	23	—	—
Change in unrealized appreciation (depreciation) on investments	9,667	(6,283)	5,561	(6,446)	3,046,601	(5,959,164)

Net increase (decrease) in net assets resulting from operations	21,222	(4,031)	5,192	(6,270)	779,891	(5,800,831)

Contributions and (Withdrawals):
Payments received from policyowners	21,267	1,870	1,408	3,044	15,840	17,964
Cost of insurance	(2,415)	(1,097)	(1,082)	(1,133)	(162,683)	(143,198)
Policyowners’ surrenders	—	—	(2,564)	(4,970)	(644,263)	(69,927)
Net transfers from (to) Fixed Account	(12,740)	—	1,122	—	474,936	1,649,107
Transfers between Investment Divisions	248,289	16,443	(8,643)	17,778	2,271,755	1,342,837
Policyowners’ death benefits	—	—	—	—	(28,775)	(243,424)

Net contributions and (withdrawals)	254,401	17,216	(9,759)	14,719	1,926,810	2,553,359

Increase (decrease) in net assets	275,623	13,185	(4,567)	8,449	2,706,701	(3,247,472)
NET ASSETS:
Beginning of period	67,899	54,714	69,609	61,160	16,018,317	19,265,789

End of period	$343,522	$67,899	$65,042	$69,609	$18,725,018	$16,018,317

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class		PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Institutional Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$787	$519	$396,761	$189,575	$6,944	$1,823
Net realized gain (loss) on investments	(454)	(293)	(115,373)	(75,682)	(3,632)	(618)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	498	(8,347)	259,476	(808,257)	8,155	(3,945)

Net increase (decrease) in net assets resulting from operations	831	(8,121)	540,864	(694,364)	11,467	(2,740)

Contributions and (Withdrawals):
Payments received from policyowners	10,863	13,188	171,296	154,689	198,818	102,661
Cost of insurance	(549)	(409)	(302,633)	(440,248)	(8,439)	(3,591)
Policyowners’ surrenders	—	—	(116,490)	(369,441)	(493)	(6,075)
Net transfers from (to) Fixed Account	1,936	—	(42,130)	5,374	(102,740)	52,847
Transfers between Investment Divisions	—	—	168,640	(24,630)	(2,360)	2,379
Policyowners’ death benefits	—	—	(7,669)	(70,656)	—	—

Net contributions and (withdrawals)	12,250	12,779	(128,986)	(744,912)	84,786	148,221

Increase (decrease) in net assets	13,081	4,658	411,878	(1,439,276)	96,253	145,481
NET ASSETS:
Beginning of period	23,341	18,683	10,958,197	12,397,473	184,614	39,133

End of period	$36,422	$23,341	$11,370,075	$10,958,197	$280,867	$184,614

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	PIMCO VIT Real Return Portfolio— Administrative Class		PIMCO VIT Real Return Portfolio— Institutional Class		PIMCO VIT Total Return Portfolio— Administrative Class
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$281,240	$744,056	$2,449	$3,273	$630,220	$542,201
Net realized gain (loss) on investments	(207,733)	(9,453)	(5,451)	(361)	(919,956)	(556,248)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	250,152	(2,116,924)	6,075	(8,809)	1,307,942	(3,337,199)

Net increase (decrease) in net assets resulting from operations	323,659	(1,382,321)	3,073	(5,897)	1,018,206	(3,351,246)

Contributions and (Withdrawals):
Payments received from policyowners	132,788	147,083	61,245	4,620	162,170	285,887
Cost of insurance	(265,205)	(266,692)	(1,496)	(983)	(291,383)	(319,208)
Policyowners’ surrenders	(203,300)	(224,502)	—	—	(491,223)	(1,018,619)
Net transfers from (to) Fixed Account	(74,980)	(25,043)	24	14,485	(74,410)	(22,630)
Transfers between Investment Divisions	(628,694)	118,688	(16,661)	4,400	(1,751,582)	(2,714,153)
Policyowners’ death benefits	(9,650)	(97,596)	—	—	(53,110)	(85,187)

Net contributions and (withdrawals)	(1,049,041)	(348,062)	43,112	22,522	(2,499,538)	(3,873,910)

Increase (decrease) in net assets	(725,382)	(1,730,383)	46,185	16,625	(1,481,332)	(7,225,156)
NET ASSETS:
Beginning of period	9,584,960	11,315,343	58,124	41,499	18,990,625	26,215,781

End of period	$8,859,578	$9,584,960	$104,309	$58,124	$17,509,293	$18,990,625

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	PIMCO VIT Total Return Portfolio— Institutional Class		Schwab® S&P 500 Index Portfolio		T. Rowe Price All-Cap Opportunities Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,780	$3,831	$21,808	$6,142	$14,185	$—
Net realized gain (loss) on investments	(15,213)	(13,099)	(4,052)	(74)	(32,752)	(65,968)
Realized gain distribution received	—	—	—	3,817	407,596	273,089
Change in unrealized appreciation (depreciation) on investments	19,238	(13,160)	351,139	(97,510)	1,014,685	(1,603,183)

Net increase (decrease) in net assets resulting from operations	12,805	(22,428)	368,895	(87,625)	1,403,714	(1,396,062)

Contributions and (Withdrawals):
Payments received from policyowners	120,863	102,755	932,447	531,860	—	—
Cost of insurance	(7,599)	(6,105)	(46,002)	(17,058)	(69,770)	(67,455)
Policyowners’ surrenders	(8,717)	—	(26,080)	(28,691)	(44,234)	(21,608)
Net transfers from (to) Fixed Account	71,962	(70,108)	259,528	182,938	(23,206)	(191,618)
Transfers between Investment Divisions	(56,453)	(29,723)	16,886	22,171	—	(28,977)
Policyowners’ death benefits	—	—	—	—	—	(61,780)

Net contributions and (withdrawals)	120,056	(3,181)	1,136,779	691,220	(137,210)	(371,438)

Increase (decrease) in net assets	132,861	(25,609)	1,505,674	603,595	1,266,504	(1,767,500)
NET ASSETS:
Beginning of period	140,847	166,456	922,112	318,517	4,910,423	6,677,923

End of period	$273,708	$140,847	$2,427,786	$922,112	$6,176,927	$4,910,423

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Index 500 Portfolio		T. Rowe Price International Stock Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$18,995	$18,204	$32,127	$23,630
Net realized gain (loss) on investments	(47,980)	1,387,611	18,019	85,292	(12,552)	(3,151)
Realized gain distribution received	—	3,667,943	6,635	8,313	—	74,405
Change in unrealized appreciation (depreciation) on investments	30,387,427	(50,902,014)	325,403	(473,211)	469,979	(686,655)

Net increase (decrease) in net assets resulting from operations	30,339,447	(45,846,460)	369,052	(361,402)	489,554	(591,771)

Contributions and (Withdrawals):
Payments received from policyowners	1,360,992	1,305,556	—	—	154,861	71,537
Cost of insurance	(1,106,574)	(1,199,202)	(32,608)	(32,026)	(44,246)	(40,635)
Policyowners’ surrenders	(1,335,048)	(2,265,181)	(26,243)	(26,643)	(25,187)	(178,708)
Net transfers from (to) Fixed Account	2,633,288	4,301,772	(13,141)	(181,976)	(763)	1,092
Transfers between Investment Divisions	(7,468,907)	(2,866,435)	—	(36,680)	(127,245)	18,154
Policyowners’ death benefits	(236,655)	(599,565)	—	—	(5,576)	(54,304)

Net contributions and (withdrawals)	(6,152,904)	(1,323,055)	(71,992)	(277,325)	(48,156)	(182,864)

Increase (decrease) in net assets	24,186,543	(47,169,515)	297,060	(638,727)	441,398	(774,635)
NET ASSETS:
Beginning of period	69,077,933	116,247,448	1,477,124	2,115,851	3,050,504	3,825,139

End of period	$93,264,476	$69,077,933	$1,774,184	$1,477,124	$3,491,902	$3,050,504

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price Moderate Allocation Portfolio		Thrivent Aggressive Allocation Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$29,038	$18,050	$48,716	$34,995	$872	$29
Net realized gain (loss) on investments	(1,142)	(1,340)	1,857	12,510	(567)	(372)
Realized gain distribution received	—	1,431	6,027	42,516	802	398
Change in unrealized appreciation (depreciation) on investments	14,898	(68,090)	246,427	(578,492)	5,833	(1,103)

Net increase (decrease) in net assets resulting from operations	42,794	(49,949)	303,027	(488,471)	6,940	(1,048)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	4,409	5,538
Cost of insurance	(15,113)	(17,529)	(76,774)	(79,096)	(1,733)	(548)
Policyowners’ surrenders	(3,866)	(5,605)	(44,477)	(84,151)	—	—
Net transfers from (to) Fixed Account	(4,036)	(167,498)	(24,393)	(2,162)	(162)	(2,322)
Transfers between Investment Divisions	—	—	(3,476)	(30,848)	46,331	—
Policyowners’ death benefits	(6,550)	(10,236)	—	—	—	—

Net contributions and (withdrawals)	(29,565)	(200,868)	(149,120)	(196,257)	48,845	2,668

Increase (decrease) in net assets	13,229	(250,817)	153,907	(684,728)	55,785	1,620
NET ASSETS:
Beginning of period	903,381	1,154,198	2,069,821	2,754,549	5,967	4,347

End of period	$916,610	$903,381	$2,223,728	$2,069,821	$61,752	$5,967

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Thrivent Diversified Income Plus Portfolio		Thrivent Global Stock Portfolio		Thrivent Large Cap Growth Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,461	$1,486	$356	$23	$188	$—
Net realized gain (loss) on investments	(9,839)	(87)	(334)	(736)	(798)	(914)
Realized gain distribution received	—	3,121	—	252	9,818	5,633
Change in unrealized appreciation (depreciation) on investments	17,217	(12,495)	9,889	(817)	24,620	(32,569)

Net increase (decrease) in net assets resulting from operations	11,839	(7,975)	9,911	(1,278)	33,828	(27,850)

Contributions and (Withdrawals):
Payments received from policyowners	34,309	31,836	50,929	7,882	21,072	9,845
Cost of insurance	(3,527)	(1,886)	(1,973)	(190)	(1,591)	(1,152)
Policyowners’ surrenders	—	—	—	—	—	—
Net transfers from (to) Fixed Account	189	903	(31)	(4,802)	481	(1,453)
Transfers between Investment Divisions	48,340	(4)	67,390	—	7,866	2,276
Policyowners’ death benefits	(3,040)	—	—	—	—	—

Net contributions and (withdrawals)	76,271	30,849	116,315	2,890	27,828	9,516

Increase (decrease) in net assets	88,110	22,874	126,226	1,612	61,656	(18,334)
NET ASSETS:
Beginning of period	75,017	52,143	5,701	4,089	58,983	77,317

End of period	$163,127	$75,017	$131,927	$5,701	$120,639	$58,983

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Thrivent Mid Cap Index Portfolio		Thrivent Mid Cap Stock Portfolio		Thrivent Small Cap Index Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$143,981	$17,566	$6,854	$88	$407,462	$412,916
Net realized gain (loss) on investments	(105,058)	(2,867)	(6,146)	410	(31,543)	60,293
Realized gain distribution received	377,162	146,901	79,899	4,967	915,311	2,930,041
Change in unrealized appreciation (depreciation) on investments	718,029	(408,804)	84,886	(9,779)	3,927,912	(10,039,476)

Net increase (decrease) in net assets resulting from operations	1,134,114	(247,204)	165,493	(4,314)	5,219,142	(6,636,226)

Contributions and (Withdrawals):
Payments received from policyowners	81,917	77,774	139,989	15,771	68,664	57,866
Cost of insurance	(87,087)	(30,559)	(15,838)	(717)	(384,290)	(387,981)
Policyowners’ surrenders	(170,864)	(42,014)	(1,825)	(4,650)	(32,770)	(9,712)
Net transfers from (to) Fixed Account	6,148	1,105	(4,234)	770	(3,237)	5,797
Transfers between Investment Divisions	8,258,677	(6,867)	1,458,372	17,712	(1,093,156)	(354,682)
Policyowners’ death benefits	—	(3,420)	—	—	(113,159)	(211,661)

Net contributions and (withdrawals)	8,088,791	(3,981)	1,576,464	28,886	(1,557,948)	(900,373)

Increase (decrease) in net assets	9,222,905	(251,185)	1,741,957	24,572	3,661,194	(7,536,599)
NET ASSETS:
Beginning of period	1,553,549	1,804,734	51,375	26,803	33,423,451	40,960,050

End of period	$10,776,454	$1,553,549	$1,793,332	$51,375	$37,084,645	$33,423,451

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares		TOPS® Balanced ETF Portfolio— Class 2 Shares		TOPS® Conservative ETF Portfolio— Class 2 Shares
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,255	$2,356	$423	$3,288	$3,049	$2,663
Net realized gain (loss) on investments	437	435	15,765	309	809	1,716
Realized gain distribution received	1,053	130	307	3,209	3,747	2,378
Change in unrealized appreciation (depreciation) on investments	29,104	(39,459)	(7,481)	(33,038)	5,409	(21,428)

Net increase (decrease) in net assets resulting from operations	32,849	(36,538)	9,014	(26,232)	13,014	(14,671)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(3,579)	(3,515)	(1,960)	(4,888)	(2,650)	(2,570)
Policyowners’ surrenders	—	—	(163,115)	—	(3,225)	(1,603)
Net transfers from (to) Fixed Account	(3)	(3)	(24,765)	—	—	(11)
Transfers between Investment Divisions	—	—	—	—	—	—
Policyowners’ death benefits	—	—	—	—	—	(6,510)

Net contributions and (withdrawals)	(3,582)	(3,518)	(189,840)	(4,888)	(5,875)	(10,694)

Increase (decrease) in net assets	29,267	(40,056)	(180,826)	(31,120)	7,139	(25,365)
NET ASSETS:
Beginning of period	191,179	231,235	205,161	236,281	145,080	170,445

End of period	$220,446	$191,179	$24,335	$205,161	$152,219	$145,080

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	TOPS® Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,073	$1,137	$141	$2,679	$102	$3,976
Net realized gain (loss) on investments	438	256	(2,162)	(36)	(2,326)	35
Realized gain distribution received	873	477	45	13,318	71	16,003
Change in unrealized appreciation (depreciation) on investments	10,191	(15,922)	5,241	(20,950)	4,672	(24,357)

Net increase (decrease) in net assets resulting from operations	12,575	(14,052)	3,265	(4,989)	2,519	(4,343)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(2,773)	(2,529)	(346)	(459)	(621)	(679)
Policyowners’ surrenders	—	—	(2,004)	—	—	(6,048)
Net transfers from (to) Fixed Account	—	—	—	—	(3)	(55)
Transfers between Investment Divisions	—	—	—	—	—	—
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(2,773)	(2,529)	(2,350)	(459)	(624)	(6,782)

Increase (decrease) in net assets	9,802	(16,581)	915	(5,448)	1,895	(11,125)
NET ASSETS:
Beginning of period	79,672	96,253	31,036	36,484	24,792	35,917

End of period	$89,474	$79,672	$31,951	$31,036	$26,687	$24,792

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares		VanEck VIP Emerging Markets Bond Fund— Initial Class Shares		Victory RS Small Cap Growth Equity VIP Series— Class I Shares
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,862	$3,420	$15,506	$15,980	$—	$—
Net realized gain (loss) on investments	880	1,073	(539)	(789)	(1,862,990)	(178,033)
Realized gain distribution received	2,873	2,833	—	—	—	616,135
Change in unrealized appreciation (depreciation) on investments	21,128	(41,154)	25,207	(42,917)	2,162,678	(1,635,521)

Net increase (decrease) in net assets resulting from operations	28,743	(33,828)	40,174	(27,726)	299,688	(1,197,419)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	6,818	6,375
Cost of insurance	(11,135)	(11,872)	(11,147)	(9,762)	(9,521)	(27,419)
Policyowners’ surrenders	—	—	—	—	(2,423)	(3,497)
Net transfers from (to) Fixed Account	(77)	(145)	(3)	(3)	(11,276)	7,131
Transfers between Investment Divisions	—	—	—	—	(2,015,151)	570,849
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(11,212)	(12,017)	(11,150)	(9,765)	(2,031,553)	553,439

Increase (decrease) in net assets	17,531	(45,845)	29,024	(37,491)	(1,731,865)	(643,980)
NET ASSETS:
Beginning of period	219,696	265,541	358,433	395,924	2,416,713	3,060,693

End of period	$237,227	$219,696	$387,457	$358,433	$684,848	$2,416,713

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Voya High Yield Portfolio— Class I		Voya Index Solution 2030 Portfolio— Class Z		Voya Index Solution 2040 Portfolio— Class Z
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,059	$1,078	$3,341	$1,739	$3,327	$1,893
Net realized gain (loss) on investments	(1,143)	(18)	(9,290)	36	(4,450)	268
Realized gain distribution received	—	—	7,285	6,818	10,337	10,481
Change in unrealized appreciation (depreciation) on investments	2,694	(3,227)	17,248	(19,132)	15,778	(29,183)

Net increase (decrease) in net assets resulting from operations	3,610	(2,167)	18,584	(10,539)	24,992	(16,541)

Contributions and (Withdrawals):
Payments received from policyowners	15,382	11,017	73,222	55,550	63,590	53,879
Cost of insurance	(723)	(388)	(3,820)	(1,619)	(3,397)	(1,735)
Policyowners’ surrenders	(6,783)	—	(8,194)	—	(19,025)	—
Net transfers from (to) Fixed Account	1,805	733	(18,968)	19,930	104	5,173
Transfers between Investment Divisions	74	—	(2,735)	(85)	1	—
Policyowners’ death benefits	—	—	—	(1,126)	—	—

Net contributions and (withdrawals)	9,755	11,362	39,505	72,650	41,273	57,317

Increase (decrease) in net assets	13,365	9,195	58,089	62,111	66,265	40,776
NET ASSETS:
Beginning of period	22,435	13,240	104,362	42,251	111,693	70,917

End of period	$35,800	$22,435	$162,451	$104,362	$177,958	$111,693

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Voya Index Solution 2050 Portfolio— Class Z		Voya Limited Maturity Bond Portfolio— Class I		Voya MidCap Opportunities Portfolio— Class I
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,296	$336	$142,734	$59,617	$—	$—
Net realized gain (loss) on investments	(1,951)	(30)	(36,315)	(37,043)	(58,736)	(14,469)
Realized gain distribution received	4,637	2,192	—	—	—	67,577
Change in unrealized appreciation (depreciation) on investments	9,179	(4,012)	59,861	(171,233)	133,040	(56,631)

Net increase (decrease) in net assets resulting from operations	13,161	(1,514)	166,280	(148,659)	74,304	(3,523)

Contributions and (Withdrawals):
Payments received from policyowners	52,708	28,268	55,757	69,969	19,580	17,095
Cost of insurance	(962)	(316)	(38,815)	(33,403)	(3,738)	(2,456)
Policyowners’ surrenders	(3,675)	—	(642)	(24,599)	—	—
Net transfers from (to) Fixed Account	(370)	12,416	2,346	26,503	(2,941)	2,314
Transfers between Investment Divisions	—	—	123,821	378,793	360,435	65,412
Policyowners’ death benefits	—	—	(22,929)	(8,381)	—	—

Net contributions and (withdrawals)	47,701	40,368	119,538	408,882	373,336	82,365

Increase (decrease) in net assets	60,862	38,854	285,818	260,223	447,640	78,842
NET ASSETS:
Beginning of period	43,077	4,223	3,383,867	3,123,644	111,205	32,363

End of period	$103,939	$43,077	$3,669,685	$3,383,867	$558,845	$111,205

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Voya Russell™ Mid Cap Index Portfolio— Class I		Voya Small Company Portfolio— Class I		VY® JPMorgan Mid Cap Value Portfolio— Class I
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$361,681	$203,708	$5,979	$—	$3,479	$2,814
Net realized gain (loss) on investments	(1,131,892)	(623,807)	(162,611)	(63,261)	423	403
Realized gain distribution received	1,937,525	1,583,063	—	647,013	24,596	33,679
Change in unrealized appreciation (depreciation) on investments	1,285,378	(5,212,999)	396,927	(1,054,438)	(1,240)	(53,548)

Net increase (decrease) in net assets resulting from operations	2,452,692	(4,050,035)	240,295	(470,686)	27,258	(16,652)

Contributions and (Withdrawals):
Payments received from policyowners	250,016	219,846	19,386	41,676	24,349	105,635
Cost of insurance	(209,862)	(261,250)	(21,645)	(33,659)	(2,640)	(2,317)
Policyowners’ surrenders	(322,718)	(247,589)	(2,921)	(26,531)	(1,813)	—
Net transfers from (to) Fixed Account	91,137	66,575	(1,882)	(2,040)	24	353
Transfers between Investment Divisions	(5,703,845)	431,061	(957,688)	(293,246)	1,823	—
Policyowners’ death benefits	(434,840)	(79,367)	(23,324)	—	—	—

Net contributions and (withdrawals)	(6,330,112)	129,276	(988,074)	(313,800)	21,743	103,671

Increase (decrease) in net assets	(3,877,420)	(3,920,759)	(747,779)	(784,486)	49,001	87,019
NET ASSETS:
Beginning of period	18,985,488	22,906,247	2,095,940	2,880,426	232,437	145,418

End of period	$15,108,068	$18,985,488	$1,348,161	$2,095,940	$281,438	$232,437

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	VY® JPMorgan Small Cap Core Equity Portfolio— Class I		VY® Morgan Stanley Global Franchise Portfolio— Class R6		VY® T. Rowe Price Capital Appreciation Portfolio— Class I
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$13,352	$158	$970	$1,062	$34,047	$11,683
Net realized gain (loss) on investments	(41,826)	(22,126)	(313)	(720)	(27,550)	(11,376)
Realized gain distribution received	238,433	461,538	9,520	10,129	146,184	93,188
Change in unrealized appreciation (depreciation) on investments	216,350	(971,249)	8,856	(34,121)	70,647	(173,961)

Net increase (decrease) in net assets resulting from operations	426,309	(531,679)	19,033	(23,650)	223,328	(80,466)

Contributions and (Withdrawals):
Payments received from policyowners	96,878	18,031	4,359	7,154	74,970	13,225
Cost of insurance	(41,875)	(30,780)	(2,116)	(1,884)	(18,735)	(13,695)
Policyowners’ surrenders	(3,031)	(2,368)	—	(1,890)	(7,261)	(597)
Net transfers from (to) Fixed Account	903	(208)	8	(2,263)	1,347	7,127
Transfers between Investment Divisions	1,047,068	134,487	3,770	14,451	551,082	265,705
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	1,099,943	119,162	6,021	15,568	601,403	271,765

Increase (decrease) in net assets	1,526,252	(412,517)	25,054	(8,082)	824,731	191,299
NET ASSETS:
Beginning of period	2,534,184	2,946,701	112,939	121,021	732,876	541,577

End of period	$4,060,436	$2,534,184	$137,993	$112,939	$1,557,607	$732,876

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Western Asset Core Plus VIT Portfolio— Class I
	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$139,052	$69,180
Net realized gain (loss) on investments	(91,320)	(704,363)
Realized gain distribution received	—	—
Change in unrealized appreciation (depreciation) on investments	190,010	(490,204)

Net increase (decrease) in net assets resulting from operations	237,742	(1,125,387)

Contributions and (Withdrawals):
Payments received from policyowners	242,181	256,868
Cost of insurance	(72,204)	(88,322)
Policyowners’ surrenders	(262,765)	(74,258)
Net transfers from (to) Fixed Account	(1,250)	420,559
Transfers between Investment Divisions	(4,959)	518,368
Policyowners’ death benefits	—	(5,716)

Net contributions and (withdrawals)	(98,997)	1,027,499

Increase (decrease) in net assets	138,745	(97,888)
NET ASSETS:
Beginning of period	3,575,419	3,673,307

End of period	$3,714,164	$3,575,419

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”) (“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”) (“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”) (“Series 3 policies”), NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”) (“Series 3 policies”), and NYLIAC CorpExec Variable Universal Life Insurance Plus Policies (“CEVUL Plus”) (“Series 3 policies”). The policies are designed for group and/or sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and are sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is an indirect, wholly-owned subsidiary of NYLIC. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance of ASC 946.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, AB® Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock® Variable Series Funds, Inc., BlackRock® Variable Series Funds II, Inc., BNY Mellon Sustainable U.S. Equity Portfolio, Inc., BNY Mellon Investment Fund, BNY Mellon Investment Portfolios, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Insurance Trust II, Davis Variable Account Fund, Inc., Delaware VIP® Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, DFA Investment Dimensions Group Inc., Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Variable Income Trust, Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, Morgan Stanley Variable Insurance Fund, Inc., Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Schwab Annuity Portfolios, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Thrivent Series Fund, Inc., VanEck VIP Trust, Victory Variable Insurance Funds, and the Voya Variable Portfolios, Inc., (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

As of September 29, 2023 the Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares was reorganized into the Alger Small Cap Growth Portfolio—Class I-2 Shares.

The following Investment Divisions, with their respective Fund portfolios, are available in CSVUL Separate Account-I:

MainStay VP American Century Sustainable Equity—Initial Class

MainStay VP Bond—Initial Class

MainStay VP Candriam Emerging Markets Equity—Initial Class

MainStay VP Epoch U.S. Equity Yield—Initial Class

MainStay VP Fidelity Institutional AM® Utilities—Initial Class

MainStay VP Floating Rate—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP IQ Hedge Multi-Strategy—Initial Class

MainStay VP Janus Henderson Balanced—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP MacKay Convertible—Initial Class

MainStay VP MacKay Government—Initial Class

MainStay VP MacKay High Yield Corporate Bond—Initial Class

MainStay VP Natural Resources—Initial Class

Mainstay VP PineStone International Equity—Initial Class (formerly Mainstay VP MacKay International Equity—Initial Class)

MainStay VP S&P 500 Index—Initial Class

MainStay VP Small Cap Growth—Initial Class

MainStay VP U.S. Government Money Market—Initial Class

MainStay VP Wellington Growth—Initial Class

MainStay VP Wellington Mid Cap—Initial Class

MainStay VP Wellington Small Cap—Initial Class

MainStay VP Wellington U.S. Equity—Initial Class

MainStay VP Winslow Large Cap Growth—Initial Class

AB VPS Discovery Value Portfolio—Class A (formerly AB VPS Small/Mid Cap Value Portfolio—Class A)

AB VPS International Value Portfolio—Class A

AB VPS Large Cap Growth Portfolio—Class A

AB VPS Relative Value Portfolio—Class A (formerly AB VPS Growth and Income Portfolio—Class A)

AB VPS Small Cap Growth Portfolio—Class A

Alger Small Cap Growth Portfolio—Class I-2 Shares

American Century Investments® VP Inflation Protection Fund—Class I

American Century Investments® VP Inflation Protection Fund—Class II

American Century Investments® VP Mid Cap Value Fund—Class I

American Century Investments® VP Mid Cap Value Fund—Class II

American Century Investments® VP Value Fund—Class I

American Century Investments® VP Value Fund—Class II

American Funds IS American Funds Global Balanced Fund—Class 1

American Funds IS Asset Allocation Fund—Class 1

American Funds IS The Bond Fund of America®—Class 1

American Funds IS Capital World Bond Fund®—Class 1

American Funds IS Global Growth Fund—Class 1

American Funds IS Global Small Capitalization Fund—Class 1

American Funds IS Growth Fund—Class 1

American Funds IS Growth-Income Fund—Class 1

American Funds IS International Fund—Class 1

American Funds IS New World Fund®—Class 1

American Funds IS Washington Mutual Investors FundSM—Class 1

BlackRock® Global Allocation V.I. Fund—Class I

BlackRock® High Yield V.I. Fund—Class I

BNY Mellon IP Technology Growth Portfolio—Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares

ClearBridge Variable Appreciation Portfolio—Class I

ClearBridge Variable Large Cap Growth Portfolio—Class I

ClearBridge Variable Small Cap Growth Portfolio—Class I

Columbia Variable Portfolio—Disciplined Core Fund—Class 1

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1

Columbia Variable Portfolio—Strategic Income Fund—Class 1

Davis Value Portfolio

Delaware VIP® Emerging Markets Series—Standard Class

Delaware VIP® International Series—Standard Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Delaware VIP® Small Cap Value Series—Standard Class

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value Portfolio

DFA VIT Inflation-Protected Securities Portfolio

DWS Alternative Asset Allocation VIP—Class A

DWS Global Small Cap VIP—Class A

DWS Small Cap Index VIP—Class A

DWS Small Mid Cap Value VIP—Class A

Fidelity® VIP Balanced Portfolio—Initial Class

Fidelity® VIP Bond Index Portfolio—Initial Class

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP Emerging Markets Portfolio—Initial Class

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

Fidelity® VIP Extended Market Index Portfolio—Initial Class

Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class

Fidelity® VIP Government Money Market Portfolio—Initial Class

Fidelity® VIP Growth Opportunities Portfolio—Initial Class

Fidelity® VIP Growth Portfolio—Initial Class

Fidelity® VIP Health Care Portfolio—Initial Class

Fidelity® VIP Index 500 Portfolio—Initial Class

Fidelity® VIP International Capital Appreciation Portfolio—Initial Class

Fidelity® VIP International Index Portfolio—Initial Class

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class

Fidelity® VIP Mid Cap Portfolio—Initial Class

Fidelity® VIP Overseas Portfolio—Initial Class

Fidelity® VIP Real Estate Portfolio—Initial Class

Fidelity® VIP Strategic Income Portfolio—Initial Class

Fidelity® VIP Technology Portfolio—Initial Class

Fidelity® VIP Total Market Index Portfolio—Initial Class

Fidelity® VIP Value Portfolio—Initial Class

Fidelity® VIP Value Strategies Portfolio—Service Class 2

Invesco V.I. Capital Appreciation Fund—Series I Shares

Invesco V.I. Core Plus Bond Fund—Series I Shares

Invesco V.I. EQV International Equity Fund—Series I Shares

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. Main Street Mid Cap Fund®—Series I Shares

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Janus Henderson Enterprise Portfolio—Institutional Shares

Janus Henderson Flexible Bond Portfolio—Institutional Shares

Janus Henderson Forty Portfolio—Institutional Shares

Janus Henderson Global Research Portfolio—Institutional Shares

Lazard Retirement International Equity Portfolio—Service Shares

Lord Abbett Series Fund Developing Growth Portfolio—Class VC

Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC

LVIP Baron Growth Opportunities Fund—Service Class

LVIP Baron Growth Opportunities Fund—Standard Class

LVIP Delaware Limited-Term Diversified Income Fund—Standard Class

LVIP Delaware Value Fund—Standard Class

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class (formerly LVIP SSgA Emerging Markets 100 Fund—Standard Class)

LVIP Franklin Templeton Multi-Factor International Equity Fund—Standard Class (formerly LVIP SSgA Developed International 150 Fund—Standard Class)

LVIP Mondrian International Value Fund—Standard Class

LVIP SSgA Bond Index Fund—Standard Class

LVIP SSgA Emerging Markets Equity Index Fund—Standard Class

LVIP SSgA International Index Fund—Standard Class

MFS® Global Growth Portfolio—Initial Class

MFS® Global Real Estate Portfolio—Initial Class

MFS® Global Tactical Allocation Portfolio—Initial Class

MFS® International Growth Portfolio—Initial Class

MFS® International Intrinsic Value Portfolio—Initial Class

MFS® Investors Trust Series—Initial Class

MFS® Mid Cap Growth Series—Initial Class

MFS® Mid Cap Value Portfolio—Initial Class

MFS® New Discovery Series—Initial Class

MFS® New Discovery Value Portfolio—Initial Class

MFS® Research International Portfolio—Initial Class

MFS® Value Series—Initial Class

Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I

Morgan Stanley VIF Global Infrastructure Portfolio—Class I

Morgan Stanley VIF U.S. Real Estate Portfolio—Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I

Neuberger Berman AMT Sustainable Equity Portfolio—Class I

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class

PIMCO VIT High Yield Portfolio—Administrative Class

PIMCO VIT High Yield Portfolio—Institutional Class

PIMCO VIT Income Portfolio—Institutional Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class

PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class

PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class

PIMCO VIT Low Duration Portfolio—Administrative Class

PIMCO VIT Low Duration Portfolio—Institutional Class

PIMCO VIT Real Return Portfolio—Administrative Class

PIMCO VIT Real Return Portfolio—Institutional Class

PIMCO VIT Total Return Portfolio—Administrative Class

PIMCO VIT Total Return Portfolio—Institutional Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Schwab® S&P 500 Index Portfolio

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Moderate Allocation Portfolio

Thrivent Aggressive Allocation Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Global Stock Portfolio

Thrivent Large Cap Growth Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares

TOPS® Balanced ETF Portfolio—Class 2 Shares

TOPS® Conservative ETF Portfolio—Class 2 Shares

TOPS® Growth ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares

TOPS® Moderate Growth ETF Portfolio—Class 2 Shares

VanEck VIP Emerging Markets Bond Fund—Initial Class Shares

Victory RS International VIP Series—Class I Shares

Victory RS Small Cap Growth Equity VIP Series—Class I Shares

Voya High Yield Portfolio—Class I

Voya Index Solution 2030 Portfolio—Class Z

Voya Index Solution 2040 Portfolio—Class Z

Voya Index Solution 2050 Portfolio—Class Z

Voya Limited Maturity Bond Portfolio—Class I

Voya MidCap Opportunities Portfolio—Class I

Voya Russell™ Mid Cap Index Portfolio—Class I

Voya Small Company Portfolio—Class I

VY® JPMorgan Mid Cap Value Portfolio—Class I

VY® JPMorgan Small Cap Core Equity Portfolio—Class I

VY® Morgan Stanley Global Franchise Portfolio—Class R6

VY® T. Rowe Price Capital Appreciation Portfolio—Class I

Western Asset Core Plus VIT Portfolio—Class I

Not all investment options are available under all policies.

No new investments may be added to the MainStay VP Candriam Emerging Markets Equity—Initial Class, MainStay VP S&P 500 Index—Initial Class (closed to new investments on CEAVUL and CEVUL 2-6), MainStay VP Wellington Growth—Initial Class, Davis Value Portfolio, Delaware VIP® International Series—Standard Class, DWS Global Small Cap VIP—Class A, Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class, Fidelity® VIP Growth Portfolio—Initial Class, Fidelity® VIP Overseas Portfolio—Initial Class, Fidelity® VIP Value Portfolio—Initial Class, Fidelity® VIP Value Strategies Portfolio—Service Class 2, Invesco V.I. Capital Appreciation Fund—Series I Shares, Invesco V.I. Main Street Mid Cap Fund®—Series I Shares, Janus Henderson Flexible Bond Portfolio—Institutional Shares, Janus Henderson Forty Portfolio—Institutional Shares, Lazard Retirement International Equity Portfolio—Service Shares, Lord Abbett Series Fund Developing Growth Portfolio—Class VC, Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC, Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I, Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I, Neuberger Berman AMT Sustainable Equity Portfolio—

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Class I, T. Rowe Price All-Cap Opportunities Portfolio, T. Rowe Price Equity Index 500 Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price Moderate Allocation Portfolio, TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares, TOPS® Balanced ETF Portfolio—Class 2 Shares, TOPS® Conservative ETF Portfolio—Class 2 Shares, TOPS® Growth ETF Portfolio —Class 2 Shares, TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares, TOPS® Moderate Growth ETF Portfolio—Class 2 Shares, or VanEck VIP Emerging Markets Bond Fund—Initial Class Shares. New investments in the AB VPS International Value Portfolio—Class A, American Century Investments® VP Mid Cap Value Fund—Class II, BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares, MFS® Investors Trust Series—Initial Class, and MFS® New Discovery Series—Initial Class Investment Divisions are restricted to those policyowners already invested in these Investment Divisions.

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of the CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policy owners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial premium is then allocated to the Investment Divisions of the Separate Account or the Fixed Account according to instructions on the Premium Allocation Form as of the end of the free look period on the later of the date the free look period ends or the date we receive the policy delivery receipt.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of shares held at the valuation date, which represents fair value, and are classified as level 1.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
MainStay VP American Century Sustainable Equity—Initial Class	$806	$448
MainStay VP Bond—Initial Class	10,105	925
MainStay VP Candriam Emerging Markets Equity—Initial Class	32	74
MainStay VP Epoch U.S. Equity Yield—Initial Class	413	701
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	734	596
MainStay VP Floating Rate—Initial Class	809	483
MainStay VP Income Builder—Initial Class	60	11,917
MainStay VP IQ Hedge Multi-Strategy—Initial Class	40	9
MainStay VP Janus Henderson Balanced—Initial Class	1,090	1,555
MainStay VP MacKay Convertible—Initial Class	13,453	9,965
MainStay VP MacKay Government—Initial Class	424	135
MainStay VP MacKay High Yield Corporate Bond—Initial Class	15,350	5,292
MainStay VP Natural Resources—Initial Class	911	1,417
MainStay VP PineStone International Equity—Initial Class	2,397	45,181
MainStay VP S&P 500 Index—Initial Class	57,726	10,633
MainStay VP Small Cap Growth—Initial Class	431	671
MainStay VP U.S. Government Money Market—Initial Class	43,967	32,372
MainStay VP Wellington Growth—Initial Class	—	10
MainStay VP Wellington Mid Cap—Initial Class	3,676	3,763
MainStay VP Wellington Small Cap—Initial Class	319	387
MainStay VP Wellington U.S. Equity—Initial Class	198	525
MainStay VP Winslow Large Cap Growth—Initial Class	491	1,088
AB VPS Discovery Value Portfolio—Class A	578	709
AB VPS International Value Portfolio—Class A	—	—
AB VPS Large Cap Growth Portfolio—Class A	5,552	851
AB VPS Relative Value Portfolio—Class A	302	169
AB VPS Small Cap Growth Portfolio—Class A	42	32
Alger Small Cap Growth Portfolio—Class I-2 Shares	1,010	439
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares	68	1,052
American Century Investments® VP Inflation Protection Fund—Class I	11	—
American Century Investments® VP Inflation Protection Fund—Class II	292	969
American Century Investments® VP Mid Cap Value Fund—Class I	17	7
American Century Investments® VP Mid Cap Value Fund—Class II	107	30
American Century Investments® VP Value Fund—Class I	54	2
American Century Investments® VP Value Fund—Class II	616	658
American Funds IS American Funds Global Balanced Fund—Class 1	46	2
American Funds IS Asset Allocation Fund—Class 1	3,532	1,144
American Funds IS The Bond Fund of America®—Class 1	38	—
American Funds IS Capital World Bond Fund®—Class 1	10	19
American Funds IS Global Growth Fund—Class 1	953	662
American Funds IS Global Small Capitalization Fund—Class 1	193	90

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
American Funds IS Growth Fund—Class 1	$3,446	$3,621
American Funds IS Growth-Income Fund—Class 1	821	158
American Funds IS International Fund—Class 1	1,012	2,418
American Funds IS New World Fund®—Class 1	4,883	1,288
American Funds IS Washington Mutual Investors FundSM—Class 1	497	180
BlackRock® Global Allocation V.I. Fund—Class I	680	310
BlackRock® High Yield V.I. Fund—Class I	448	426
BNY Mellon IP Technology Growth Portfolio—Initial Shares	489	410
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	1	—
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	—	1
ClearBridge Variable Appreciation Portfolio—Class I	25	2
ClearBridge Variable Large Cap Growth Portfolio—Class I	404	62
ClearBridge Variable Small Cap Growth Portfolio—Class I	2,560	275
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	18	1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	6	1
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	19	2
Columbia Variable Portfolio—Strategic Income Fund—Class 1	1,134	1,036
Davis Value Portfolio	38	21
Delaware VIP® Emerging Markets Series—Standard Class	567	764
Delaware VIP® International Series—Standard Class	4	57
Delaware VIP® Small Cap Value Series—Standard Class	1,619	1,379
DFA VA Global Bond Portfolio	704	354
DFA VA Global Moderate Allocation Portfolio	140	172
DFA VA International Small Portfolio	528	714
DFA VA International Value Portfolio	200	362
DFA VA U.S. Large Value Portfolio	9,878	1,474
DFA VA U.S. Targeted Value Portfolio	1,803	863
DFA VIT Inflation-Protected Securities Portfolio	5,084	3,396
DWS Alternative Asset Allocation VIP—Class A	54	20
DWS Global Small Cap VIP—Class A	1	2
DWS Small Cap Index VIP—Class A	5,475	7,784
DWS Small Mid Cap Value VIP—Class A	60	68
Fidelity® VIP Balanced Portfolio—Initial Class	496	845
Fidelity® VIP Bond Index Portfolio—Initial Class	1,875	3,039
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2,252	2,356
Fidelity® VIP Emerging Markets Portfolio—Initial Class	214	192
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	534	382
Fidelity® VIP Extended Market Index Portfolio—Initial Class	512	523
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	61	86
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	3,364	7,335
Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	34	6
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	7,926	4,325

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	$160	$4
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	3,970	1,865
Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	25	—
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	905	484
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	12	—
Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	46	—
Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	154	160
Fidelity® VIP Government Money Market Portfolio—Initial Class	32,284	32,325
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	683	361
Fidelity® VIP Growth Portfolio—Initial Class	156	177
Fidelity® VIP Health Care Portfolio—Initial Class	275	160
Fidelity® VIP Index 500 Portfolio—Initial Class	44,097	20,947
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	1,108	778
Fidelity® VIP International Index Portfolio—Initial Class	920	425
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	11,374	7,599
Fidelity® VIP Mid Cap Portfolio—Initial Class	800	881
Fidelity® VIP Overseas Portfolio—Initial Class	77	467
Fidelity® VIP Real Estate Portfolio—Initial Class	3,267	2,987
Fidelity® VIP Strategic Income Portfolio—Initial Class	506	281
Fidelity® VIP Technology Portfolio—Initial Class	514	306
Fidelity® VIP Total Market Index Portfolio—Initial Class	145	47
Fidelity® VIP Value Portfolio—Initial Class	74	77
Fidelity® VIP Value Strategies Portfolio—Service Class 2	1	3
Invesco V.I. Capital Appreciation Fund—Series I Shares	—	21
Invesco V.I. Core Plus Bond Fund—Series I Shares	35	7
Invesco V.I. EQV International Equity Fund—Series I Shares	1,001	883
Invesco V.I. Global Real Estate Fund—Series I Shares	298	314
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	1	4
Janus Henderson Enterprise Portfolio—Institutional Shares	4,579	3,235
Janus Henderson Flexible Bond Portfolio—Institutional Shares	31	10
Janus Henderson Forty Portfolio—Institutional Shares	9	86
Janus Henderson Global Research Portfolio—Institutional Shares	36	31
Lazard Retirement International Equity Portfolio—Service Shares	4	65
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	—	5
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	32	66
LVIP Baron Growth Opportunities Fund—Service Class	786	684
LVIP Baron Growth Opportunities Fund—Standard Class	101	11
LVIP Delaware Limited-Term Diversified Income Fund—Standard Class	1,462	15
LVIP Delaware Value Fund—Standard Class	11	—
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class	1,866	684
LVIP Franklin Templeton Multi-Factor International Equity Fund—Standard Class	182	87
LVIP Mondrian International Value Fund—Standard Class	55	3

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
LVIP SSgA Bond Index Fund—Standard Class	$1,981	$2,999
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	76	269
LVIP SSgA International Index Fund—Standard Class	6,655	5,514
MFS® Global Growth Portfolio—Initial Class	17	4
MFS® Global Real Estate Portfolio—Initial Class	606	292
MFS® Global Tactical Allocation Portfolio—Initial Class	133	91
MFS® International Growth Portfolio—Initial Class	1,561	260
MFS® International Intrinsic Value Portfolio—Initial Class	4,344	2,780
MFS® Investors Trust Series—Initial Class	—	128
MFS® Mid Cap Growth Series—Initial Class	187	146
MFS® Mid Cap Value Portfolio—Initial Class	5,575	6,044
MFS® New Discovery Series—Initial Class	—	—
MFS® New Discovery Value Portfolio—Initial Class	626	955
MFS® Research International Portfolio—Initial Class	47	—
MFS® Value Series—Initial Class	13,709	10,521
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	53	38
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	330	42
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	86	479
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	4	6
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	6	10
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	268	209
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	509	410
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	22	1
PIMCO VIT High Yield Portfolio—Administrative Class	252	699
PIMCO VIT High Yield Portfolio—Institutional Class	21	11
PIMCO VIT Income Portfolio—Institutional Class	345	73
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	16	23
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	5,718	3,376
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	13	—
PIMCO VIT Low Duration Portfolio—Administrative Class	1,777	1,509
PIMCO VIT Low Duration Portfolio—Institutional Class	251	159
PIMCO VIT Real Return Portfolio—Administrative Class	1,207	1,975
PIMCO VIT Real Return Portfolio—Institutional Class	70	24
PIMCO VIT Total Return Portfolio—Administrative Class	1,877	3,746
PIMCO VIT Total Return Portfolio—Institutional Class	215	86
Schwab® S&P 500 Index Portfolio	1,250	91
T. Rowe Price All-Cap Opportunities Portfolio	422	137
T. Rowe Price Blue Chip Growth Portfolio	10,917	17,070
T. Rowe Price Equity Index 500 Portfolio	27	73
T. Rowe Price International Stock Portfolio	186	202
T. Rowe Price Limited-Term Bond Portfolio	30	30
T. Rowe Price Moderate Allocation Portfolio	55	149

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Thrivent Aggressive Allocation Portfolio	$57	$6
Thrivent Diversified Income Plus Portfolio	140	60
Thrivent Global Stock Portfolio	119	2
Thrivent Large Cap Growth Portfolio	41	3
Thrivent Mid Cap Index Portfolio	9,855	1,246
Thrivent Mid Cap Stock Portfolio	1,729	66
Thrivent Small Cap Index Portfolio	2,783	3,018
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	3	4
TOPS® Balanced ETF Portfolio—Class 2 Shares	1	190
TOPS® Conservative ETF Portfolio—Class 2 Shares	7	6
TOPS® Growth ETF Portfolio—Class 2 Shares	2	3
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	—	2
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	—	1
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	7	11
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	16	11
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	158	2,189
Voya High Yield Portfolio—Class I	19	7
Voya Index Solution 2030 Portfolio—Class Z	84	34
Voya Index Solution 2040 Portfolio—Class Z	77	22
Voya Index Solution 2050 Portfolio—Class Z	64	11
Voya Limited Maturity Bond Portfolio—Class I	674	412
Voya MidCap Opportunities Portfolio—Class I	407	34
Voya Russell™ Mid Cap Index Portfolio—Class I	4,100	8,131
Voya Small Company Portfolio—Class I	233	1,215
VY® JPMorgan Mid Cap Value Portfolio—Class I	55	5
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	1,493	141
VY® Morgan Stanley Global Franchise Portfolio—Class R6	18	2
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	989	207
Western Asset Core Plus VIT Portfolio—Class I	422	382

Total	$423,758	$336,289

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including, American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam (“Candriam”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), IndexIQ Advisors LLC (“IndexIQ Advisors”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America, LLC (“NIMNA”), NYL Investors LLC (“NYLI”), PineStone Asset Management Inc. (“PineStone”), Segall Bryant & Hamill, LLC (“SBH”), Wellington Management Company LLP (“Wellington”), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, IndexIQ Advisors, MacKay, and NYLI are all wholly-owned direct and indirect subsidiaries of NYLIC. Candriam is an indirect majority-owned subsidiary of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PineStone is an independent advisory firm. SBH is a wholly-owned subsidiary of CI Financial Corp. Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, LLC.

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain CSVUL Separate Account-I policies.

Premium expense charges are expressed as a percentage of the premium payment received.

Sales Expense Charge:

NYLIAC deducts a Sales Expense Charge from all premium payments for CSVUL Separate Account-I policies to partially cover the expenses associated with selling the policies.

For CSVUL policies, currently 2.25% of any premium payment is deducted. This charge may increase in the future, but will never exceed 4.5%.

For CEVUL2 policies, currently 13.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL3 and CEVUL4 policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEVUL5 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL6 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEAVUL policies, currently 16.25% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 0.75% from any additional premiums paid in this Policy Year. During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 4.00% from any additional premiums paid in that Policy Year. During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 1.75% from any additional premiums paid in that Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is included, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL Plus policies, we currently deduct the Premium Expense Charge based on the Policy Charge Option (“PCO”) selected. For Policy Year 1: PCO A, we currently deduct 15.25%; PCO B, we currently deduct 12.25%; PCO C, we currently deduct 9.25%; PCO D, we currently deduct 6.25%; PCO E, we currently deduct 3.25%; PCO F, we currently deduct 15.25%. Once the Target Premium for the first Policy Year has been reached, we currently deduct a Premium Expense Charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years two through five, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 11.25%; for PCO B, we currently deduct 9.25%; for PCO C, we currently deduct 7.25%; for PCO D, we currently deduct 5.25%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 11.25%. Once the Target Premium for Policy Years two through five has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years six and seven, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 4.25%; for PCO B, we currently deduct 4.00%; for PCO C, we currently deduct 3.75%; for PCO D, we currently deduct 3.50%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 4.25%. Once the Target Premium for Policy Years six and seven has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). Beginning in the eighth Policy Year, we currently expect to deduct a Premium Expense Charge of 2.50% for any premium paid up to and over the Target Premium for all PCOs.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

State and Federal Premium Tax Charge:

NYLIAC deducts State and Federal Premium Tax Charges from all premium payments for CSVUL Separate Account-I policies. These charges may increase consistent with changes in the applicable tax law.

For CSVUL and CEVUL2 policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL3 and CEVUL4 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL5 and CEVUL6 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEAVUL policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEVUL Plus policies, during Policy Years one through seven, a state premium tax charge and federal premium tax charge of 3.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge and federal premium expense charge of 2.50% is deducted from all premium payments.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of CSVUL Separate Account-I policies. These charges include the cost of insurance charge, a monthly contract charge, a mortality and expense charge (deducted from the policy’s cash value for CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus), a partial withdrawal charge, a per thousand face amount charge, and a surrender charge. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Cost of Insurance Charge:

A charge to cover the cost of providing life insurance benefits is assessed monthly on all CSVUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included, and the cash value of the policy.

Monthly Contract Charge:

This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, a monthly contract charge of $7.50 is assessed each month.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEVUL2 policies, a monthly contract charge of $5.00 is assessed each month.

For CEVUL3, CEVUL4, CEVUL5 and CEVUL6 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEAVUL policies, beginning in the second Policy Year, a monthly contract charge of $10.00 is assessed each month.

For CEVUL Plus policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

Mortality & Expense Risk Charges:

The CSVUL Separate Account-I is assessed a charge for mortality and expense risks assumed by NYLIAC. These charges were in effect for each of the five periods presented in the Financial Highlights section. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Divisions and is recorded as mortality and expense risk charges in the Statement of Operations. For CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus, the mortality and expense charge is recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL and CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of 0.30% and 0.25%, respectively, of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90%.

For CEVUL3 and CEVUL4 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL5 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy years one through ten, the mortality and expense risk charge deducted is 0.50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL6 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through ten, the mortality and expense charge deducted is 0.45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to 0.25%.

For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the CSVUL Separate Account-I value, 0.37% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.20% of the CSVUL Separate Account-I value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the CSVUL Separate Account-I value, 0.32% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.15% of the CSVUL Separate Account-I value over $200,000.

For CEVUL Plus policies, NYLIAC deducts a mortality and expense charge from the Separate Account value. We deduct a monthly mortality and expense charge based on the policy’s Accumulation Units in the CSVUL Separate Account-I, the PCO selected, and the policy year. The monthly mortality and expense risk charge will vary based on the PCO that is applicable to the policy at the time of issue. In Policy Years one through fifteen, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.34% and PCO F is 0.53%. In Policy Years sixteen through twenty, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. In Policy Years twenty one through twenty five, the current mortality and

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

expense risk charge for PCO A is 0.53%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. Beginning in Policy Year twenty six, the current mortality and expense risk charge for PCO A is 0.15%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.15%.

Partial Withdrawal Charge

For CSVUL policies, NYLIAC may assess a Partial Withdrawal Charge of the lesser of $25.00 or 2.00% of amounts withdrawn. This charge is guaranteed not to exceed the lesser of $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6, CEVUL Plus, and CEAVUL policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

Per Thousand Face Amount Charge:

For CEAVUL policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The guaranteed maximum charge is $1.20 per $1,000 of the policy’s face amount.

For CEVUL Plus policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the Insured’s Issue Age and class of risk at the time of issue. The guaranteed maximum charge is $0.60 per $1,000 of the policy’s face amount.

Surrender Charge:

For CSVUL policies, NYLIAC assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by Investment Division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years one through five and declines each year thereafter to a minimum of 0% in year 10 and thereafter. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying Statement of Changes in Net Assets as policyowner’s surrenders are presented net of these charges.

Transfer Charge:

For CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL Plus policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $100.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

CSVUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.24%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 0.56%. These ranges are shown as a percentage of average net assets as of December 31, 2022, and approximate the ranges as of December 31, 2023.

NOTE 4—Distribution of Net Income:

CSVUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP American Century Sustainable Equity—Initial Class	—	(16)	(16)	—	(7)	(7)
MainStay VP Bond—Initial Class	453	(51)	402	111	(431)	(320)
MainStay VP Candriam Emerging Markets Equity—Initial Class	—	(8)	(8)	—	(7)	(7)
MainStay VP Epoch U.S. Equity Yield—Initial Class	7	(18)	(11)	5	(8)	(3)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	10	(26)	(16)	8	(14)	(6)
MainStay VP Floating Rate—Initial Class	26	(26)	—	40	(38)	2
MainStay VP Income Builder—Initial Class	5	(541)	(536)	79	(26)	53
MainStay VP IQ Hedge Multi-Strategy—Initial Class	4	(1)	3	1	(3)	(2)
MainStay VP Janus Henderson Balanced—Initial Class	27	(63)	(36)	31	(76)	(45)
MainStay VP MacKay Convertible—Initial Class	2	(163)	(161)	2	(214)	(212)
MainStay VP MacKay Government—Initial Class	26	(9)	17	18	(16)	2
MainStay VP MacKay High Yield Corporate Bond—Initial Class	402	(171)	231	210	(245)	(35)
MainStay VP Natural Resources—Initial Class	60	(103)	(43)	69	(97)	(28)
MainStay VP PineStone International Equity—Initial Class	90	(1,472)	(1,382)	36	(55)	(19)
MainStay VP S&P 500 Index—Initial Class	775	(180)	595	4	(186)	(182)
MainStay VP Small Cap Growth—Initial Class	17	(27)	(10)	45	(65)	(20)
MainStay VP U.S. Government Money Market—Initial Class	33,784	(25,841)	7,943	11,676	(13,908)	(2,232)
MainStay VP Wellington Growth—Initial Class	—	—	—	—	(1)	(1)
MainStay VP Wellington Mid Cap—Initial Class	78	(82)	(4)	98	(62)	36
MainStay VP Wellington Small Cap—Initial Class	22	(29)	(7)	27	(17)	10
MainStay VP Wellington U.S. Equity—Initial Class	4	(11)	(7)	5	(10)	(5)
MainStay VP Winslow Large Cap Growth—Initial Class	5	(18)	(13)	19	(16)	3
AB VPS Discovery Value Portfolio—Class A	13	(21)	(8)	17	(37)	(20)
AB VPS International Value Portfolio—Class A	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio—Class A	309	(56)	253	480	(59)	421
AB VPS Relative Value Portfolio—Class A	17	(10)	7	5	(1)	4
AB VPS Small Cap Growth Portfolio—Class A	4	(3)	1	6	(4)	2
Alger Small Cap Growth Portfolio—Class I-2 Shares	101	(45)	56	—	—	—
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares	2	(35)	(33)	6	(8)	(2)
American Century Investments® VP Inflation Protection Fund—Class I	1	—	1	—	—	—
American Century Investments® VP Inflation Protection Fund—Class II	21	(85)	(64)	82	(53)	29
American Century Investments® VP Mid Cap Value Fund—Class I	2	(1)	1	1	—	1
American Century Investments® VP Mid Cap Value Fund—Class II	—	(1)	(1)	4	(10)	(6)
American Century Investments® VP Value Fund—Class I	4	—	4	1	—	1
American Century Investments® VP Value Fund—Class II	10	(17)	(7)	19	(4)	15
American Funds IS American Funds Global Balanced Fund—Class 1	3	—	3	2	—	2
American Funds IS Asset Allocation Fund—Class 1	136	(68)	68	109	(73)	36
American Funds IS The Bond Fund of America®—Class 1	4	—	4	—	—	—
American Funds IS Capital World Bond Fund®—Class 1	1	(2)	(1)	2	(1)	1

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2023			2022
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Global Growth Fund—Class 1	16	(18)	(2)	22	(23)	(1)
American Funds IS Global Small Capitalization Fund—Class 1	11	(6)	5	8	(12)	(4)
American Funds IS Growth Fund—Class 1	86	(126)	(40)	187	(145)	42
American Funds IS Growth-Income Fund—Class 1	28	(7)	21	20	(23)	(3)
American Funds IS International Fund—Class 1	61	(171)	(110)	182	(175)	7
American Funds IS New World Fund®—Class 1	286	(83)	203	121	(206)	(85)
American Funds IS Washington Mutual Investors FundSM—Class 1	31	(12)	19	23	(10)	13
BlackRock® Global Allocation V.I. Fund—Class I	36	(21)	15	29	(32)	(3)
BlackRock® High Yield V.I. Fund—Class I	28	(30)	(2)	7	(91)	(84)
BNY Mellon IP Technology Growth Portfolio—Initial Shares	9	(7)	2	11	(14)	(3)
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	—	—	—	1	—	1
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	—	—	—	—	—	—
ClearBridge Variable Appreciation Portfolio—Class I	1	—	1	1	—	1
ClearBridge Variable Large Cap Growth Portfolio—Class I	19	(3)	16	30	(3)	27
ClearBridge Variable Small Cap Growth Portfolio—Class I	202	(24)	178	6	(4)	2
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	1	—	1	2	—	2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	1	—	1	—	—	—
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	2	—	2	1	—	1
Columbia Variable Portfolio—Strategic Income Fund—Class 1	102	(103)	(1)	241	(1)	240
Davis Value Portfolio	—	(1)	(1)	—	(1)	(1)
Delaware VIP® Emerging Markets Series—Standard Class	37	(55)	(18)	38	(33)	5
Delaware VIP® International Series—Standard Class	—	(6)	(6)	—	(2)	(2)
Delaware VIP® Small Cap Value Series—Standard Class	51	(57)	(6)	45	(61)	(16)
DFA VA Global Bond Portfolio	47	(33)	14	45	(297)	(252)
DFA VA Global Moderate Allocation Portfolio	5	(12)	(7)	2	(13)	(11)
DFA VA International Small Portfolio	21	(45)	(24)	78	(112)	(34)
DFA VA International Value Portfolio	9	(31)	(22)	21	(10)	11
DFA VA U.S. Large Value Portfolio	509	(79)	430	127	(778)	(651)
DFA VA U.S. Targeted Value Portfolio	51	(39)	12	127	(129)	(2)
DFA VIT Inflation-Protected Securities Portfolio	370	(285)	85	227	(260)	(33)
DWS Alternative Asset Allocation VIP—Class A	4	(2)	2	2	(1)	1
DWS Global Small Cap VIP—Class A	—	—	—	—	—	—
DWS Small Cap Index VIP—Class A	113	(203)	(90)	80	(59)	21
DWS Small Mid Cap Value VIP—Class A	1	(3)	(2)	2	(5)	(3)
Fidelity® VIP Balanced Portfolio—Initial Class	33	(60)	(27)	29	(7)	22
Fidelity® VIP Bond Index Portfolio—Initial Class	148	(327)	(179)	388	(171)	217
Fidelity® VIP ContrafundSM Portfolio—Initial Class	26	(37)	(11)	31	(31)	—
Fidelity® VIP Emerging Markets Portfolio—Initial Class	14	(17)	(3)	37	(44)	(7)
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	12	(10)	2	16	(16)	—
Fidelity® VIP Extended Market Index Portfolio—Initial Class	38	(40)	(2)	51	(36)	15

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2023			2022
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	1	(4)	(3)	—	(4)	(4)
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	111	(284)	(173)	146	(164)	(18)
Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	4	(1)	3	—	—	—
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	257	(152)	105	171	(112)	59
Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	15	—	15	—	—	—
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	110	(56)	54	73	(30)	43
Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	2	—	2	1	—	1
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	52	(30)	22	83	(54)	29
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	1	—	1	—	—	—
Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	5	—	5	—	—	—
Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	14	(15)	(1)	2	—	2
Fidelity® VIP Government Money Market Portfolio—Initial Class	2,734	(2,952)	(218)	4,007	(3,228)	779
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	52	(25)	27	52	(23)	29
Fidelity® VIP Growth Portfolio—Initial Class	—	(3)	(3)	—	(4)	(4)
Fidelity® VIP Health Care Portfolio—Initial Class	23	(13)	10	17	(2)	15
Fidelity® VIP Index 500 Portfolio—Initial Class	679	(392)	287	585	(402)	183
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	94	(68)	26	19	(39)	(20)
Fidelity® VIP International Index Portfolio—Initial Class	33	(40)	(7)	183	(277)	(94)
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	541	(400)	141	717	(516)	201
Fidelity® VIP Mid Cap Portfolio—Initial Class	10	(16)	(6)	8	(16)	(8)
Fidelity® VIP Overseas Portfolio—Initial Class	—	(18)	(18)	—	(7)	(7)
Fidelity® VIP Real Estate Portfolio—Initial Class	164	(182)	(18)	139	(31)	108
Fidelity® VIP Strategic Income Portfolio—Initial Class	39	(23)	16	17	(11)	6
Fidelity® VIP Technology Portfolio—Initial Class	27	(17)	10	13	(5)	8
Fidelity® VIP Total Market Index Portfolio—Initial Class	9	(3)	6	7	—	7
Fidelity® VIP Value Portfolio—Initial Class	—	(4)	(4)	—	(6)	(6)
Fidelity® VIP Value Strategies Portfolio—Service Class 2	—	—	—	—	(1)	(1)
Invesco V.I. Capital Appreciation Fund—Series I Shares	—	(1)	(1)	—	—	—
Invesco V.I. Core Plus Bond Fund—Series I Shares	3	(1)	2	4	(2)	2
Invesco V.I. EQV International Equity Fund—Series I Shares	43	(40)	3	158	(130)	28
Invesco V.I. Global Real Estate Fund—Series I Shares	17	(21)	(4)	44	(22)	22
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	—	—	—	—	—	—
Janus Henderson Enterprise Portfolio—Institutional Shares	38	(41)	(3)	40	(42)	(2)
Janus Henderson Flexible Bond Portfolio—Institutional Shares	—	(1)	(1)	—	(1)	(1)
Janus Henderson Forty Portfolio—Institutional Shares	—	(1)	(1)	—	(7)	(7)
Janus Henderson Global Research Portfolio—Institutional Shares	1	(1)	—	1	(2)	(1)
Lazard Retirement International Equity Portfolio—Service Shares	—	(3)	(3)	—	(3)	(3)
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	—	—	—	1	(3)	(2)
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	—	(2)	(2)	—	(1)	(1)
LVIP Baron Growth Opportunities Fund—Service Class	14	(14)	—	7	(12)	(5)
LVIP Baron Growth Opportunities Fund—Standard Class	8	(1)	7	1	—	1

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2023			2022
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Delaware Limited-Term Diversified Income Fund—Standard Class	147	(2)	145	1	—	1
LVIP Delaware Value Fund—Standard Class	1	—	1	—	—	—
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class	159	(63)	96	28	(41)	(13)
LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class	1	(5)	(4)	7	(18)	(11)
LVIP Mondrian International Value Fund—Standard Class	4	—	4	3	(2)	1
LVIP SSgA Bond Index Fund—Standard Class	148	(267)	(119)	152	(157)	(5)
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	8	(30)	(22)	2	—	2
LVIP SSgA International Index Fund—Standard Class	335	(312)	23	125	(68)	57
MFS® Global Growth Portfolio—Initial Class	1	—	1	2	(1)	1
MFS® Global Real Estate Portfolio—Initial Class	27	(20)	7	38	(46)	(8)
MFS® Global Tactical Allocation Portfolio—Initial Class	2	(5)	(3)	3	(5)	(2)
MFS® International Growth Portfolio—Initial Class	125	(22)	103	19	(11)	8
MFS® International Intrinsic Value Portfolio—Initial Class	89	(102)	(13)	192	(285)	(93)
MFS® Investors Trust Series—Initial Class	—	(2)	(2)	—	—	—
MFS® Mid Cap Growth Series—Initial Class	13	(11)	2	13	(9)	4
MFS® Mid Cap Value Portfolio—Initial Class	290	(338)	(48)	491	(378)	113
MFS® New Discovery Series—Initial Class	—	—	—	—	—	—
MFS® New Discovery Value Portfolio—Initial Class	25	(78)	(53)	39	(19)	20
MFS® Research International Portfolio—Initial Class	4	—	4	1	—	1
MFS® Value Series—Initial Class	155	(240)	(85)	287	(195)	92
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	—	(2)	(2)	—	(3)	(3)
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	13	(3)	10	23	(2)	21
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2	(14)	(12)	15	(21)	(6)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	—	(1)	(1)	—	—	—
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	18	(20)	(2)	25	(63)	(38)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	26	(29)	(3)	38	(41)	(3)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	2	—	2	2	(1)	1
PIMCO VIT High Yield Portfolio—Administrative Class	7	(37)	(30)	80	(52)	28
PIMCO VIT High Yield Portfolio—Institutional Class	2	(1)	1	5	(1)	4
PIMCO VIT Income Portfolio—Institutional Class	31	(7)	24	2	—	2
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Institutional Class	1	(2)	(1)	2	(1)	1
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	257	(160)	97	135	(22)	113
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	1	—	1	1	—	1
PIMCO VIT Low Duration Portfolio—Administrative Class	90	(99)	(9)	77	(125)	(48)
PIMCO VIT Low Duration Portfolio—Institutional Class	25	(16)	9	16	(1)	15
PIMCO VIT Real Return Portfolio—Administrative Class	50	(107)	(57)	72	(93)	(21)
PIMCO VIT Real Return Portfolio—Institutional Class	6	(2)	4	3	(1)	2
PIMCO VIT Total Return Portfolio—Administrative Class	63	(191)	(128)	94	(275)	(181)
PIMCO VIT Total Return Portfolio—Institutional Class	22	(9)	13	11	(12)	(1)

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2023			2022
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Schwab® S&P 500 Index Portfolio	116	(9)	107	75	(5)	70
T. Rowe Price All-Cap Opportunities Portfolio	—	(2)	(2)	—	(5)	(5)
T. Rowe Price Blue Chip Growth Portfolio	171	(304)	(133)	262	(311)	(49)
T. Rowe Price Equity Index 500 Portfolio	—	(2)	(2)	—	(6)	(6)
T. Rowe Price International Stock Portfolio	6	(8)	(2)	3	(10)	(7)
T. Rowe Price Limited-Term Bond Portfolio	—	(2)	(2)	—	(14)	(14)
T. Rowe Price Moderate Allocation Portfolio	1	(5)	(4)	—	(6)	(6)
Thrivent Aggressive Allocation Portfolio	5	(1)	4	1	—	1
Thrivent Diversified Income Plus Portfolio	14	(6)	8	2	—	2
Thrivent Global Stock Portfolio	9	—	9	1	—	1
Thrivent Large Cap Growth Portfolio	2	—	2	1	—	1
Thrivent Mid Cap Index Portfolio	727	(96)	631	6	(7)	(1)
Thrivent Mid Cap Stock Portfolio	123	(5)	118	2	—	2
Thrivent Small Cap Index Portfolio	110	(218)	(108)	374	(441)	(67)
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	—	—	—	—	(1)	(1)
TOPS® Balanced ETF Portfolio—Class 2 Shares	—	(11)	(11)	—	—	—
TOPS® Conservative ETF Portfolio—Class 2 Shares	—	(1)	(1)	1	(1)	—
TOPS® Growth ETF Portfolio—Class 2 Shares	—	—	—	—	(1)	(1)
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	—	—	—	—	—	—
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	—	—	—	—	—	—
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	—	(1)	(1)	1	(1)	—
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	1	(1)	—	—	(1)	(1)
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	15	(211)	(196)	77	(27)	50
Voya High Yield Portfolio—Class I	2	(1)	1	1	—	1
Voya Index Solution 2030 Portfolio—Class Z	6	(3)	3	6	—	6
Voya Index Solution 2040 Portfolio—Class Z	5	(2)	3	4	—	4
Voya Index Solution 2050 Portfolio—Class Z	5	(1)	4	3	—	3
Voya Limited Maturity Bond Portfolio—Class I	53	(41)	12	103	(62)	41
Voya MidCap Opportunities Portfolio—Class I	26	(2)	24	6	—	6
Voya Russell™ Mid Cap Index Portfolio—Class I	61	(276)	(215)	86	(82)	4
Voya Small Company Portfolio—Class I	13	(73)	(60)	15	(34)	(19)
VY® JPMorgan Mid Cap Value Portfolio—Class I	2	—	2	8	—	8
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	106	(11)	95	16	(7)	9
VY® Morgan Stanley Global Franchise Portfolio—Class R6	1	—	1	2	(1)	1
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	58	(14)	44	26	(7)	19
Western Asset Core Plus VIT Portfolio—Class I	31	(42)	(11)	353	(293)	60

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2023, 2022, 2021, 2020 and 2019:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

MainStay VP American Century Sustainable Equity—Initial Class	2023	$2,459	77	$30.73 to $31.83	24.0% to 24.4%	1.3%
	2022	2,377	93	24.78 to 25.59	(8.0%) to (7.7%)	1.7%
	2021	2,761	100	26.93 to 27.72	25.1% to 25.5%	2.4%
	2020	6,929	314	21.52 to 22.09	0.7% to 1.0%	3.6%
	2019	10,748	492	21.38 to 21.88	26.0% to 26.4%	2.2%

MainStay VP Bond—Initial Class	2023	$33,706	1,756	$18.39 to $24.08	5.3% to 5.6%	3.0%
	2022	23,834	1,354	17.42 to 22.87	(14.7%) to (14.5%)	2.0%
	2021	34,413	1,674	20.37 to 26.82	(1.7%) to (1.4%)	1.5%
	2020	56,087	2,685	20.65 to 27.28	7.6% to 7.9%	2.0%
	2019	50,824	2,625	19.13 to 25.35	8.8% to 9.1%	2.7%

MainStay VP Candriam Emerging Markets Equity—Initial Class	2023	$1,846	184	$9.68 to $10.02	6.9% to 7.2%	1.8%
	2022	1,794	192	9.05 to 9.34	(28.9%) to (28.7%)	0.9%
	2021	2,612	199	12.73 to 13.11	(2.3%) to (2.0%)	1.0%
	2020	7,304	546	13.03 to 13.37	25.3% to 25.7%	3.3%
	2019	6,581	619	10.40 to 10.64	19.7% to 20.1%	1.4%

MainStay VP Epoch U.S. Equity Yield—Initial Class	2023	$1,690	41	$40.80 to $40.94	8.4% to 8.7%	2.4%
	2022	1,972	52	37.65 to 37.67	(2.8%) to (2.5%)	2.1%
	2021	2,139	55	38.63 to 38.73	22.5% to 22.9%	2.4%
	2020	1,951	62	31.44 to 31.61	(0.3%) to 0.0%	2.8%
	2019	2,014	64	31.43 to 31.70	23.8% to 24.2%	0.2%

MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2023	$3,087	129	$23.24 to $23.92	(1.7%) to (1.5%)	2.0%
	2022	3,508	145	23.64 to 24.28	5.3% to 5.6%	2.1%
	2021	3,470	151	22.45 to 23.00	16.9% to 17.2%	2.1%
	2020	3,406	174	19.19 to 19.61	(0.6%) to (0.4%)	2.6%
	2019	3,512	179	19.32 to 19.69	23.0% to 23.3%	2.5%

MainStay VP Floating Rate—Initial Class	2023	$4,309	215	$20.08 to $20.08	11.9% to 11.9%	8.2%
	2022	3,864	215	17.95 to 17.95	(1.2%) to (1.2%)	4.8%
	2021	3,875	213	18.17 to 18.17	3.7% to 3.7%	3.1%
	2020	5,683	324	17.52 to 17.52	2.5% to 2.5%	3.8%
	2019	7,456	436	17.10 to 17.10	8.5% to 8.5%	5.0%

MainStay VP Income Builder—Initial Class	2023	$75	6	$11.32 to $25.50	9.7% to 10.1%	0.3%
	2022	11,556	542	10.29 to 23.24	(13.8%) to (13.5%)	2.8%
	2021	13,001	489	11.90 to 26.95	10.2% to 10.5%	2.9%
	2020	13,400	557	10.76 to 24.46	7.6% to 7.7%	2.5%
	2019	12,334	543	22.72 to 22.72	17.7% to 17.7%	4.8%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

MainStay VP IQ Hedge Multi-Strategy—Initial Class	2023	$175	20	$8.85 to $8.85	10.3% to 10.3%	5.6%
	2022	137	17	8.02 to 8.02	(8.5%) to (8.5%)	1.9%
	2021	166	19	8.77 to 8.77	(0.6%) to (0.6%)	0.0%
	2020	167	19	8.82 to 8.82	5.4% to 5.4%	2.1%
	2019	144	17	8.37 to 8.37	8.5% to 8.5%	1.9%

MainStay VP Janus Henderson Balanced—Initial Class	2023	$8,338	311	$25.99 to $26.92	15.2% to 15.5%	1.4%
	2022	8,043	347	22.57 to 23.30	(16.6%) to (16.4%)	1.1%
	2021	10,882	392	27.07 to 27.87	17.0% to 17.4%	1.3%
	2020	9,494	401	23.14 to 23.75	14.0% to 14.3%	2.0%
	2019	8,607	416	20.30 to 20.77	22.6% to 22.9%	1.8%

MainStay VP MacKay Convertible—Initial Class	2023	$647,369	11,919	$40.98 to $54.38	8.5% to 8.9%	2.1%
	2022	604,207	12,080	37.76 to 50.08	(12.9%) to (12.7%)	3.3%
	2021	705,774	12,292	43.37 to 57.49	8.9% to 9.2%	1.1%
	2020	186,127	3,543	39.82 to 52.75	35.6% to 36.0%	0.7%
	2019	3,975	117	29.36 to 33.87	22.1% to 22.5%	1.5%

MainStay VP MacKay Government—Initial Class	2023	$1,029	63	$16.40 to $16.40	5.0% to 5.0%	2.4%
	2022	720	46	15.62 to 15.62	(11.3%) to (11.3%)	2.1%
	2021	771	44	17.61 to 17.61	(1.5%) to (1.5%)	1.6%
	2020	751	42	17.88 to 17.88	5.0% to 5.0%	1.3%
	2019	846	50	17.03 to 17.03	5.4% to 5.4%	2.2%

MainStay VP MacKay High Yield Corporate Bond—Initial Class	2023	$55,316	1,679	$32.21 to $44.64	11.5% to 11.9%	5.8%
	2022	42,608	1,448	28.79 to 40.03	(8.3%) to (8.1%)	5.1%
	2021	47,412	1,483	31.31 to 43.67	5.2% to 5.5%	4.9%
	2020	46,550	1,550	29.68 to 41.51	5.1% to 5.4%	5.8%
	2019	44,378	1,559	28.16 to 39.50	12.9% to 13.2%	5.5%

MainStay VP Natural Resources—Initial Class	2023	$4,310	304	$14.17 to $14.17	1.9% to 1.9%	2.0%
	2022	4,825	347	13.90 to 13.90	35.8% to 35.8%	1.1%
	2021	3,837	375	10.23 to 10.23	38.0% to 38.0%	1.4%
	2020	2,128	287	7.41 to 7.41	6.9% to 6.9%	2.7%
	2019	1,829	264	6.93 to 6.93	16.6% to 16.6%	0.8%

MainStay VP PineStone International Equity—Initial Class	2023	$14,668	524	$27.69 to $29.97	4.0% to 4.3%	0.0%
	2022	54,067	1,906	26.56 to 32.65	(26.7%) to (26.4%)	0.3%
	2021	74,490	1,925	36.11 to 44.50	11.9% to 12.2%	0.1%
	2020	66,176	1,919	32.17 to 39.75	20.5% to 20.8%	0.8%
	2019	57,875	2,023	26.62 to 32.97	24.4% to 24.8%	0.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

MainStay VP S&P 500 Index—Initial Class	2023	$542,130	9,197	$58.77 to $59.76	25.8% to 26.1%	1.4%
	2022	403,028	8,602	46.73 to 47.37	(18.4%) to (18.2%)	1.4%
	2021	504,331	8,784	57.30 to 57.91	28.2% to 28.5%	1.2%
	2020	410,718	9,172	44.71 to 45.05	17.9% to 18.2%	1.5%
	2019	361,950	9,534	37.92 to 38.10	30.9% to 31.2%	1.6%

MainStay VP Small Cap Growth—Initial Class	2023	$4,237	156	$27.23 to $27.23	15.5% to 15.5%	0.0%
	2022	3,910	166	23.57 to 23.57	(26.5%) to (26.5%)	0.0%
	2021	5,974	186	32.07 to 32.07	10.3% to 10.3%	0.0%
	2020	5,683	196	29.07 to 29.07	40.5% to 40.5%	0.0%
	2019	4,856	235	20.69 to 20.69	25.6% to 25.6%	0.0%

MainStay VP U.S. Government Money Market—Initial Class	2023	$42,322	32,951	$1.24 to $1.40	4.5% to 4.8%	4.7%
	2022	30,728	25,008	1.18 to 1.34	1.0% to 1.3%	1.3%
	2021	32,944	27,240	1.17 to 1.33	(0.3%) to 0.0%	0.0%
	2020	32,566	26,881	1.17 to 1.33	(0.1%) to 0.2%	0.2%
	2019	32,637	26,954	1.17 to 1.33	1.5% to 1.8%	1.7%

MainStay VP Wellington Growth—Initial Class	2023	$41	1	$45.90 to $45.90	38.6% to 38.6%	0.0%
	2022	38	1	33.11 to 33.11	(33.2%) to (33.2%)	0.0%
	2021	80	2	49.55 to 49.55	19.7% to 19.7%	0.3%
	2020	285	7	41.38 to 41.38	32.3% to 32.3%	0.6%
	2019	255	8	31.27 to 31.27	30.0% to 30.0%	0.6%

MainStay VP Wellington Mid Cap—Initial Class	2023	$28,891	580	$49.82 to $49.82	13.7% to 13.7%	0.1%
	2022	25,588	584	43.82 to 43.82	(20.5%) to (20.5%)	0.0%
	2021	30,217	548	55.13 to 55.13	20.0% to 20.0%	0.6%
	2020	21,466	467	45.94 to 45.94	11.3% to 11.3%	0.9%
	2019	19,700	477	41.29 to 41.29	22.9% to 22.9%	1.2%

MainStay VP Wellington Small Cap—Initial Class	2023	$2,741	182	$15.09 to $15.09	13.9% to 13.9%	0.9%
	2022	2,503	189	13.25 to 13.25	(20.8%) to (20.8%)	1.2%
	2021	2,994	179	16.74 to 16.74	18.0% to 18.0%	0.2%
	2020	6,634	468	14.18 to 14.18	10.2% to 10.2%	0.1%
	2019	8,972	697	12.87 to 12.87	17.8% to 17.8%	0.2%

MainStay VP Wellington U.S. Equity—Initial Class	2023	$1,238	21	$54.50 to $64.31	24.2% to 24.6%	0.9%
	2022	1,292	28	43.74 to 51.75	(20.9%) to (20.7%)	0.6%
	2021	1,914	33	55.14 to 65.40	28.4% to 28.8%	1.1%
	2020	1,225	27	42.82 to 50.91	15.2% to 15.6%	1.4%
	2019	1,359	35	37.06 to 44.17	25.8% to 26.2%	1.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

MainStay VP Winslow Large Cap Growth—Initial Class	2023	$6,527	91	$39.77 to $72.24	42.6% to 43.1%	0.0%
	2022	5,239	104	27.88 to 50.50	(31.4%) to (31.2%)	0.0%
	2021	7,368	101	40.63 to 73.36	24.1% to 24.5%	0.0%
	2020	5,695	98	32.73 to 58.91	36.7% to 37.2%	0.0%
	2019	2,708	64	23.93 to 42.95	33.2% to 33.6%	0.0%

AB VPS Discovery Value Portfolio—Class A	2023	$1,757	46	$38.06 to $38.06	17.2% to 17.2%	1.0%
	2022	1,761	54	32.48 to 32.48	(15.6%) to (15.6%)	1.2%
	2021	2,860	74	38.50 to 38.50	35.9% to 35.9%	0.8%
	2020	2,032	72	28.32 to 28.32	3.4% to 3.4%	0.8%
	2019	4,561	166	27.40 to 27.40	20.1% to 20.1%	0.6%

AB VPS International Value Portfolio—Class A	2023	$—	—	$8.54 to $8.54	15.1% to 15.1%	0.8%
	2022	—	—	7.42 to 7.42	(13.6%) to (13.6%)	4.5%
	2021	—	—	8.59 to 8.59	11.1% to 11.1%	2.0%
	2020	—	—	7.73 to 7.73	2.5% to 2.5%	2.0%
	2019	—	—	7.54 to 7.54	17.1% to 17.1%	0.0%

AB VPS Large Cap Growth Portfolio—Class A	2023	$20,263	1,178	$17.21 to $17.21	35.1% to 35.1%	0.0%
	2022	11,784	925	12.73 to 12.73	(28.5%) to (28.5%)	0.0%
	2021	8,983	504	17.81 to 17.81	29.0% to 29.0%	0.0%
	2020	5,722	414	13.81 to 13.81	38.1% to 38.1%	0.0%

AB VPS Relative Value Portfolio—Class A	2023	$283	16	$17.56 to $17.56	12.0% to 12.0%	1.9%
	2022	140	9	15.68 to 15.68	(4.2%) to (4.2%)	1.3%
	2021	84	5	16.36 to 16.36	28.2% to 28.2%	0.8%
	2020	41	3	12.77 to 12.77	27.7% to 27.7%	0.1%

AB VPS Small Cap Growth Portfolio—Class A	2023	$529	44	$12.04 to $12.04	18.0% to 18.0%	0.0%
	2022	439	43	10.20 to 10.20	(39.1%) to (39.1%)	0.0%
	2021	683	41	16.75 to 16.75	9.5% to 9.5%	0.0%
	2020	143	9	15.30 to 15.30	53.0% to 53.0%	0.0%

Alger Small Cap Growth Portfolio—Class I-2 Shares	2023	$626	56	$11.15 to $11.15	11.5% to 11.5%	0.0%

Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares	2023	$—	—	$—	—	—
	2022	985	33	29.66 to 29.66	(37.7%) to (37.7%)	0.0%
	2021	1,666	35	47.62 to 47.62	6.9% to 6.9%	0.0%
	2020	1,688	38	44.57 to 44.57	58.8% to 58.8%	0.0%
	2019	1,231	44	28.06 to 28.06	38.3% to 38.3%	0.0%

American Century Investments® VP Inflation Protection Fund—Class I	2023	$25	2	$10.52 to $10.52	3.6% to 3.6%	3.8%
	2022	14	1	10.15 to 10.15	(12.9%) to (12.9%)	5.5%
	2021	7	1	11.65 to 11.65	6.6% to 6.6%	3.8%
	2020	1	—	10.93 to 10.93	9.3% to 9.3%	1.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

American Century Investments® VP Inflation Protection Fund—Class II	2023	$1,465	127	$11.54 to $11.54	3.4% to 3.4%	2.9%
	2022	2,129	191	11.16 to 11.16	(13.1%) to (13.1%)	5.1%
	2021	2,073	162	12.84 to 12.84	6.3% to 6.3%	3.1%
	2020	1,631	135	12.08 to 12.08	9.6% to 9.6%	1.3%
	2019	1,704	155	11.02 to 11.02	8.9% to 8.9%	2.2%

American Century Investments® VP Mid Cap Value Fund—Class I	2023	$35	3	$13.08 to $13.08	6.1% to 6.1%	2.5%
	2022	26	2	12.32 to 12.32	(1.2%) to (1.2%)	2.4%
	2021	10	1	12.47 to 12.47	23.2% to 23.2%	1.6%
	2020	—	—	—	—	—

American Century Investments® VP Mid Cap Value Fund—Class II	2023	$829	36	$23.25 to $23.25	6.0% to 6.0%	2.2%
	2022	812	37	21.93 to 21.93	(1.4%) to (1.4%)	2.1%
	2021	954	43	22.23 to 22.23	23.0% to 23.0%	1.0%
	2020	1,073	59	18.07 to 18.07	1.1% to 1.1%	1.7%
	2019	1,196	67	17.88 to 17.88	29.0% to 29.0%	1.9%

American Century Investments® VP Value Fund—Class I	2023	$76	6	$13.73 to $13.73	9.1% to 9.1%	2.6%
	2022	22	2	12.59 to 12.59	0.5% to 0.5%	2.3%
	2021	10	1	12.52 to 12.52	24.5% to 24.5%	1.7%
	2020	2	—	10.05 to 10.05	0.5% to 0.5%	1.1%

American Century Investments® VP Value Fund—Class II	2023	$2,070	53	$39.27 to $39.27	9.0% to 9.0%	2.3%
	2022	2,151	60	36.02 to 36.02	0.3% to 0.3%	2.0%
	2021	1,622	45	35.91 to 35.91	24.3% to 24.3%	1.6%
	2020	1,199	42	28.89 to 28.89	0.8% to 0.8%	2.0%
	2019	3,760	131	28.65 to 30.40	26.6% to 26.9%	1.9%

American Funds IS American Funds Global Balanced Fund— Class 1	2023	$72	5	$13.13 to $13.13	14.0% to 14.0%	2.2%
	2022	27	2	11.51 to 11.51	(14.3%) to (14.3%)	0.0%
	2021	5	—	13.44 to 13.44	11.0% to 11.0%	0.2%
	2020	158	13	12.10 to 12.10	21.0% to 21.0%	1.3%

American Funds IS Asset Allocation Fund—Class 1	2023	$22,275	1,243	$17.66 to $17.99	14.3% to 14.5%	2.5%
	2022	18,373	1,175	15.45 to 15.70	(13.4%) to (13.2%)	2.2%
	2021	20,528	1,139	17.85 to 18.09	15.1% to 15.4%	1.9%
	2020	14,979	959	15.50 to 15.68	12.4% to 12.7%	2.0%
	2019	10,897	786	13.79 to 13.91	21.2% to 21.5%	3.5%

American Funds IS The Bond Fund of America®—Class 1	2023	$38	4	$10.16 to $10.16	5.2% to 5.2%	8.8%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

American Funds IS Capital World Bond Fund®—Class 1	2023	$83	8	$10.86 to $10.86	6.4% to 6.4%	0.0%
	2022	88	9	10.21 to 10.21	(17.4%) to (17.4%)	0.3%
	2021	93	8	12.36 to 12.36	(4.7%) to (4.7%)	2.2%
	2020	60	5	12.98 to 12.98	10.2% to 10.2%	1.4%
	2019	89	8	11.78 to 11.78	8.1% to 8.1%	2.0%

American Funds IS Global Growth Fund—Class 1	2023	$4,477	107	$41.66 to $41.66	22.9% to 22.9%	1.2%
	2022	3,704	109	33.89 to 33.89	(24.5%) to (24.5%)	0.9%
	2021	4,939	110	44.92 to 44.92	16.7% to 16.7%	0.6%
	2020	3,478	90	38.48 to 38.48	30.8% to 30.8%	0.6%
	2019	2,664	91	29.42 to 29.42	35.6% to 35.6%	1.3%

American Funds IS Global Small Capitalization Fund—Class 1	2023	$902	51	$17.53 to $17.53	16.5% to 16.5%	0.5%
	2022	690	46	15.05 to 15.05	(29.4%) to (29.4%)	0.0%
	2021	1,064	50	21.31 to 21.31	7.0% to 7.0%	0.0%
	2020	956	48	19.92 to 19.92	30.0% to 30.0%	0.2%
	2019	1,088	71	15.32 to 15.32	31.8% to 31.8%	0.4%

American Funds IS Growth Fund—Class 1	2023	$18,329	570	$31.56 to $32.15	38.5% to 38.8%	0.6%
	2022	14,137	610	22.80 to 23.16	(29.9%) to (29.8%)	0.6%
	2021	18,729	568	32.53 to 32.98	22.0% to 22.3%	0.5%
	2020	15,942	591	26.67 to 26.97	52.1% to 52.5%	0.6%
	2019	14,327	810	17.54 to 17.69	30.8% to 31.1%	1.0%

American Funds IS Growth-Income Fund—Class 1	2023	$4,072	169	$24.11 to $24.11	26.5% to 26.5%	1.6%
	2022	2,817	148	19.06 to 19.06	(16.3%) to (16.3%)	1.5%
	2021	3,444	151	22.77 to 22.77	24.4% to 24.4%	1.4%
	2020	2,736	149	18.30 to 18.30	13.8% to 13.8%	1.6%
	2019	2,457	153	16.08 to 16.08	26.5% to 26.5%	2.1%

American Funds IS International Fund—Class 1	2023	$10,309	689	$14.68 to $14.96	15.8% to 16.1%	1.5%
	2022	10,294	799	12.67 to 12.88	(20.8%) to (20.6%)	2.0%
	2021	12,835	792	16.00 to 16.22	(1.5%) to (1.2%)	2.7%
	2020	17,152	1,045	16.24 to 16.42	14.0% to 14.3%	0.9%
	2019	23,877	1,662	14.24 to 14.37	22.9% to 23.2%	1.6%

American Funds IS New World Fund®—Class 1	2023	$19,004	1,111	$16.79 to $17.10	15.9% to 16.2%	1.8%
	2022	13,361	908	14.48 to 14.72	(22.1%) to (21.9%)	1.6%
	2021	18,708	993	18.58 to 18.83	4.9% to 5.2%	1.1%
	2020	11,651	651	17.71 to 17.91	23.6% to 23.9%	0.2%
	2019	9,675	669	14.33 to 14.46	29.1% to 29.5%	1.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

American Funds IS Washington Mutual Investors FundSM— Class 1	2023	$1,137	66	$17.19 to $17.19	17.7% to 17.7%	2.2%
	2022	686	47	14.61 to 14.61	(8.3%) to (8.3%)	2.2%
	2021	543	34	15.93 to 15.93	28.1% to 28.1%	1.7%
	2020	286	23	12.44 to 12.44	9.0% to 9.0%	3.5%
	2019	43	4	11.40 to 11.40	21.7% to 21.7%	2.7%

BlackRock® Global Allocation V.I. Fund—Class I	2023	$7,239	467	$15.17 to $15.52	12.5% to 12.8%	2.3%
	2022	6,209	452	13.48 to 13.75	(16.1%) to (15.9%)	0.0%
	2021	7,443	455	16.06 to 16.35	6.4% to 6.7%	0.9%
	2020	15,071	984	15.09 to 15.32	20.7% to 21.0%	1.3%
	2019	12,893	1,018	12.50 to 12.66	17.7% to 18.0%	1.3%

BlackRock® High Yield V.I. Fund—Class I	2023	$923	61	$15.21 to $15.21	13.2% to 13.2%	6.5%
	2022	851	63	13.43 to 13.43	(10.3%) to (10.3%)	5.4%
	2021	2,210	147	14.98 to 14.98	5.3% to 5.3%	4.4%
	2020	1,090	77	14.23 to 14.23	7.3% to 7.3%	5.2%
	2019	670	51	13.26 to 13.26	15.3% to 15.3%	5.4%

BNY Mellon IP Technology Growth Portfolio—Initial Shares	2023	$4,217	59	$71.14 to $71.14	59.4% to 59.4%	0.0%
	2022	2,564	57	44.62 to 44.62	(46.4%) to (46.4%)	0.0%
	2021	5,022	60	83.23 to 83.23	12.9% to 12.9%	0.0%
	2020	5,055	69	73.70 to 73.70	69.9% to 69.9%	0.3%
	2019	8,409	194	43.38 to 43.38	25.8% to 25.8%	0.0%

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	2023	$7	1	$11.47 to $11.47	23.8% to 23.8%	0.7%
	2022	5	1	9.26 to 9.26	(7.4%) to (7.4%)	0.0%

BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	2023	$9	—	$29.06 to $29.06	9.3% to 9.3%	0.3%
	2022	9	—	26.59 to 26.59	(16.6%) to (16.6%)	0.0%
	2021	12	—	31.89 to 31.89	16.5% to 16.5%	0.1%
	2020	10	—	27.38 to 27.38	19.9% to 19.9%	0.7%
	2019	9	—	22.84 to 22.84	21.8% to 21.8%	0.0%

ClearBridge Variable Appreciation Portfolio—Class I	2023	$56	3	$19.22 to $19.22	19.7% to 19.7%	1.1%
	2022	27	2	16.06 to 16.06	(12.4%) to (12.4%)	1.2%
	2021	24	1	18.34 to 18.34	23.7% to 23.7%	0.1%
	2020	143	10	14.83 to 14.83	14.8% to 14.8%	1.1%
	2019	123	10	12.92 to 12.92	29.9% to 29.9%	2.5

ClearBridge Variable Large Cap Growth Portfolio—Class I	2023	$1,447	62	$23.53 to $23.53	44.0% to 44.0%	0.0%
	2022	745	46	16.34 to 16.34	(32.2%) to (32.2%)	0.0%
	2021	466	19	24.11 to 24.11	21.9% to 21.9%	0.0%
	2020	197	10	19.77 to 19.77	30.7% to 30.7%	0.0%
	2019	104	7	15.12 to 15.12	32.2% to 32.2%	0.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

ClearBridge Variable Small Cap Growth Portfolio—Class I	2023	$2,355	190	$12.38 to $12.38	8.4% to 8.4%	0.0%
	2022	136	12	11.42 to 11.42	(28.8%) to (28.8%)	0.0%
	2021	168	10	16.05 to 16.05	12.6% to 12.6%	0.0%
	2020	64	4	14.25 to 14.25	42.5% to 42.5%	0.0%

Columbia Variable Portfolio—Disciplined Core Fund—Class 1	2023	$49	3	$15.18 to $15.18	24.4% to 24.4%	0.0%
	2022	25	2	12.21 to 12.21	(18.7%) to (18.7%)	0.0%
	2021	—	—	—	—	—
	2020	—	—	—	—	—

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	2023	$26	3	$9.73 to $9.73	10.4% to 10.4%	5.6%
	2022	20	2	8.81 to 8.81	(16.0%) to (16.0%)	4.4%
	2021	22	2	10.50 to 10.50	(2.2%) to (2.2%)	4.1%
	2020	8	1	10.73 to 10.73	7.3% to 7.3%	1.9%

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	2023	$29	3	$9.97 to $9.97	6.3% to 6.3%	1.4%
	2022	10	1	9.38 to 9.38	(6.2%) to (6.2%)	0.0%

Columbia Variable Portfolio—Strategic Income Fund—Class 1	2023	$2,545	240	$10.60 to $10.60	9.7% to 9.7%	4.3%
	2022	2,330	241	9.67 to 9.67	(11.4%) to (11.4%)	0.3%
	2021	11	1	10.90 to 10.90	2.1% to 2.1%	2.8%
	2020	49	5	10.68 to 10.68	6.8% to 6.8%	0.0%

Davis Value Portfolio	2023	$350	10	$35.36 to $35.36	32.6% to 32.6%	1.4%
	2022	283	11	26.66 to 26.66	(20.1%) to (20.1%)	1.3%
	2021	388	12	33.38 to 33.38	17.9% to 17.9%	0.6%
	2020	371	13	28.33 to 28.33	11.7% to 11.7%	0.5%
	2019	474	19	25.36 to 25.36	31.2% to 31.2%	1.6%

Delaware VIP® Emerging Markets Series—Standard Class	2023	$3,286	219	$15.01 to $15.01	13.8% to 13.8%	1.6%
	2022	3,128	237	13.19 to 13.19	(27.6%) to (27.6%)	4.2%
	2021	4,235	232	18.22 to 18.22	(2.8%) to (2.8%)	0.3%
	2020	4,882	260	18.75 to 18.75	25.1% to 25.1%	0.8%
	2019	4,355	291	14.99 to 14.99	22.6% to 22.6%	0.9%

Delaware VIP® International Series—Standard Class	2023	$86	8	$10.22 to $10.22	13.6% to 13.6%	1.9%
	2022	122	14	8.99 to 8.99	(17.3%) to (17.3%)	1.5%
	2021	173	16	10.88 to 10.88	6.9% to 6.9%	1.0%
	2020	172	17	10.18 to 10.18	1.8% to 1.8%	0.0%

Delaware VIP® Small Cap Value Series—Standard Class	2023	$7,106	262	$27.16 to $27.16	9.4% to 9.4%	0.9%
	2022	6,660	268	24.82 to 24.82	(12.1%) to (12.1%)	0.9%
	2021	8,010	284	28.23 to 28.23	34.4% to 34.4%	0.9%
	2020	6,517	310	21.00 to 21.00	(1.9%) to (1.9%)	1.6%
	2019	7,988	373	21.41 to 21.41	28.1% to 28.1%	1.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

DFA VA Global Bond Portfolio	2023	$5,431	501	$10.84 to $10.84	5.1% to 5.1%	4.0%
	2022	5,029	487	10.32 to 10.32	(6.3%) to (6.3%)	1.3%
	2021	8,142	739	11.02 to 11.02	(1.0%) to (1.0%)	0.7%
	2020	7,173	644	11.14 to 11.14	1.5% to 1.5%	0.0%
	2019	5,295	482	10.98 to 10.98	4.2% to 4.2%	2.5%

DFA VA Global Moderate Allocation Portfolio	2023	$2,044	131	$15.58 to $15.58	14.7% to 14.7%	2.6%
	2022	1,879	138	13.58 to 13.58	(11.0%) to (11.0%)	1.4%
	2021	2,274	149	15.25 to 15.25	14.2% to 14.2%	1.5%
	2020	1,967	147	13.36 to 13.36	11.3% to 11.3%	1.1%
	2019	466	39	12.00 to 12.00	18.1% to 18.1%	4.3%

DFA VA International Small Portfolio	2023	$6,742	399	$16.90 to $16.90	14.1% to 14.1%	3.2%
	2022	6,265	423	14.81 to 14.81	(17.6%) to (17.6%)	2.6%
	2021	8,219	457	17.98 to 17.98	14.6% to 14.6%	2.6%
	2020	7,924	505	15.70 to 15.70	9.4% to 9.4%	2.0%
	2019	4,190	292	14.35 to 14.35	23.9% to 23.9%	2.8%

DFA VA International Value Portfolio	2023	$1,795	137	$13.09 to $13.09	17.9% to 17.9%	4.7%
	2022	1,767	159	11.10 to 11.10	(3.5%) to (3.5%)	4.2%
	2021	1,707	148	11.50 to 11.50	18.1% to 18.1%	4.2%
	2020	1,392	143	9.74 to 9.74	(2.6%) to (2.6%)	0.4%

DFA VA U.S. Large Value Portfolio	2023	$21,409	1,066	$20.09 to $20.09	10.9% to 10.9%	3.4%
	2022	11,517	636	18.11 to 18.11	(4.9%) to (4.9%)	1.5%
	2021	24,511	1,287	19.04 to 19.04	27.0% to 27.0%	2.1%
	2020	23,176	1,546	14.99 to 14.99	(1.4%) to (1.4%)	3.7%
	2019	8,037	529	15.20 to 15.20	25.8% to 25.8%	1.8%

DFA VA U.S. Targeted Value Portfolio	2023	$9,290	376	$24.71 to $24.71	20.0% to 20.0%	1.6%
	2022	7,498	364	20.58 to 20.58	(4.2%) to (4.2%)	1.6%
	2021	7,866	366	21.49 to 21.49	39.7% to 39.7%	1.4%
	2020	6,036	392	15.38 to 15.38	4.0% to 4.0%	2.5%
	2019	1,473	100	14.79 to 14.79	22.6% to 22.6%	1.3%

DFA VIT Inflation-Protected Securities Portfolio	2023	$16,403	1,338	$12.26 to $12.26	4.0% to 4.0%	3.9%
	2022	14,766	1,253	11.78 to 11.78	(12.5%) to (12.5%)	8.0%
	2021	17,302	1,286	13.46 to 13.46	5.6% to 5.6%	5.8%
	2020	13,022	1,022	12.75 to 12.75	11.7% to 11.7%	1.2%
	2019	9,754	855	11.41 to 11.41	8.5% to 8.5%	1.6%

DWS Alternative Asset Allocation VIP—Class A	2023	$114	9	$12.76 to $12.76	6.2% to 6.2%	6.6%
	2022	82	7	12.01 to 12.01	(7.4%) to (7.4%)	7.0%
	2021	82	6	12.98 to 12.98	12.7% to 12.7%	2.4%
	2020	90	8	11.51 to 11.51	5.7% to 5.7%	2.2%
	2019	51	5	10.89 to 10.89	14.7% to 14.7%	3.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

DWS Global Small Cap VIP—Class A	2023	$36	2	$20.20 to $20.20	24.6% to 24.6%	0.9%
	2022	31	2	16.22 to 16.22	(24.1%) to (24.1%)	0.6%
	2021	42	2	21.35 to 21.35	14.9% to 14.9%	0.4%
	2020	54	3	18.58 to 18.58	17.4% to 17.4%	0.9%
	2019	150	9	15.83 to 15.83	21.3% to 21.3%	0.0%

DWS Small Cap Index VIP—Class A	2023	$31,697	743	$31.56 to $42.66	16.5% to 16.8%	1.2%
	2022	30,425	833	27.09 to 36.54	(20.8%) to (20.6%)	0.9%
	2021	37,364	812	34.22 to 46.04	14.2% to 14.5%	0.8%
	2020	27,189	677	29.96 to 40.20	19.1% to 19.4%	1.2%
	2019	29,928	890	25.15 to 33.66	24.9% to 25.2%	1.0%

DWS Small Mid Cap Value VIP—Class A	2023	$642	26	$24.40 to $24.40	14.9% to 14.9%	1.2%
	2022	598	28	21.23 to 21.23	(15.8%) to (15.8%)	0.9%
	2021	781	31	25.22 to 25.22	30.5% to 30.5%	1.2%
	2020	745	39	19.32 to 19.32	(0.8%) to (0.8%)	1.4%
	2019	734	38	19.48 to 19.48	21.5% to 21.5%	0.7%

Fidelity® VIP Balanced Portfolio—Initial Class	2023	$508	33	$15.50 to $15.50	21.5% to 21.5%	1.0%
	2022	765	60	12.76 to 12.76	(17.9%) to (17.9%)	1.3%
	2021	592	38	15.55 to 15.55	18.3% to 18.3%	1.1%
	2020	25	2	13.15 to 13.15	31.5% to 31.5%	1.5%

Fidelity® VIP Bond Index Portfolio—Initial Class	2023	$21,135	2,195	$9.63 to $9.63	5.5% to 5.5%	2.5%
	2022	21,670	2,374	9.13 to 9.13	(13.2%) to (13.2%)	1.7%
	2021	22,675	2,157	10.51 to 10.51	(2.0%) to (2.0%)	1.0%
	2020	5,449	508	10.72 to 10.72	7.2% to 7.2%	6.8%

Fidelity® VIP ContrafundSM Portfolio—Initial Class	2023	$17,234	245	$69.54 to $90.40	33.1% to 33.5%	0.5%
	2022	13,477	256	52.11 to 67.94	(26.5%) to (26.3%)	0.5%
	2021	18,363	256	70.71 to 92.48	27.5% to 27.8%	0.1%
	2020	16,746	299	55.32 to 72.56	30.2% to 30.6%	0.3%
	2019	14,587	341	42.37 to 55.74	31.2% to 31.6%	0.4%

Fidelity® VIP Emerging Markets Portfolio—Initial Class	2023	$2,461	203	$11.96 to $12.13	9.4% to 9.7%	2.3%
	2022	2,278	206	10.93 to 11.06	(20.3%) to (20.1%)	1.8%
	2021	2,944	213	13.71 to 13.84	(2.5%) to (2.2%)	2.3%
	2020	2,073	147	14.06 to 14.16	30.9% to 31.3%	0.8%
	2019	924	86	10.74 to 10.79	29.1% to 29.5%	2.8%

Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2023	$1,947	47	$41.58 to $49.17	10.3% to 10.6%	2.0%
	2022	1,705	45	37.58 to 44.55	(5.2%) to (5.0%)	2.0%
	2021	1,769	45	39.54 to 46.99	24.5% to 24.9%	1.9%
	2020	1,393	44	31.66 to 37.72	6.4% to 6.7%	1.8%
	2019	1,289	43	29.67 to 35.44	27.1% to 27.4%	2.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP Extended Market Index Portfolio—Initial Class	2023	$3,210	237	$13.56 to $13.56	17.4% to 17.4%	1.8%
	2022	2,766	239	11.55 to 11.55	(18.1%) to (18.1%)	1.5%
	2021	3,159	224	14.11 to 14.11	21.2% to 21.2%	1.2%
	2020	2,982	256	11.64 to 11.64	16.4% to 16.4%	0.2%

Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	2023	$535	22	$24.89 to $24.89	9.5% to 9.5%	3.7%
	2022	574	25	22.74 to 22.74	(13.5%) to (13.5%)	2.1%
	2021	755	29	26.29 to 26.29	5.9% to 5.9%	0.9%
	2020	1,409	57	24.83 to 24.83	12.5% to 12.5%	0.8%
	2019	1,886	85	22.07 to 22.07	16.1% to 16.1%	1.5%

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2023	$10,937	392	$23.86 to $27.91	12.1% to 12.4%	2.9%
	2022	14,027	565	21.28 to 24.83	(15.9%) to (15.7%)	2.2%
	2021	17,142	583	25.31 to 29.45	9.2% to 9.5%	1.1%
	2020	13,756	512	23.18 to 26.90	14.8% to 15.1%	1.2%
	2019	15,046	644	20.19 to 23.38	19.8% to 20.1%	2.1%

Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	2023	$29	3	$10.83 to $10.83	13.6% to 13.6%	2.9%

Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2023	$24,859	804	$30.93 to $30.93	14.7% to 14.7%	2.6%
	2022	18,843	699	26.97 to 26.97	(16.9%) to (16.9%)	1.9%
	2021	20,773	640	32.44 to 32.44	12.4% to 12.4%	1.1%
	2020	16,510	572	28.87 to 28.87	16.9% to 16.9%	1.2%
	2019	14,221	576	24.70 to 24.70	24.4% to 24.4%	2.1%

Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	2023	$164	15	$11.13 to $11.13	16.8% to 16.8%	2.8%

Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2023	$12,783	348	$36.75 to $36.75	18.9% to 18.9%	1.7%
	2022	9,095	294	30.90 to 30.90	(18.3%) to (18.3%)	1.7%
	2021	9,478	251	37.80 to 37.80	17.8% to 17.8%	0.9%
	2020	7,823	244	32.08 to 32.08	19.3% to 19.3%	1.0%
	2019	6,841	254	26.90 to 26.90	28.5% to 28.5%	1.9%

Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	2023	$32	3	$11.38 to $11.38	19.5% to 19.5%	2.8%
	2022	5	1	9.52 to 9.52	(4.8%) to (4.8%)	1.2%

Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	2023	$3,092	173	$17.90 to $17.90	19.4% to 19.4%	1.6%
	2022	2,271	151	14.99 to 14.99	(18.2%) to (18.2%)	1.8%
	2021	2,227	122	18.33 to 18.33	17.8% to 17.8%	1.1%
	2020	1,021	66	15.56 to 15.56	19.3% to 19.3%	1.1%
	2019	366	28	13.04 to 13.04	28.5% to 28.5%	3.0%

Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	2023	$15	1	$11.38 to $11.38	19.5% to 19.5%	3.0%
	2022	2	—	9.52 to 9.52	(4.8%) to (4.8%)	1.4%

Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	2023	$54	5	$11.38 to $11.38	19.4% to 19.4%	4.0%
	2022	4	—	9.53 to 9.53	(4.7%) to (4.7%)	1.8%

Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	2023	$17	1	$11.37 to $11.37	19.4% to 19.4%	1.1%
	2022	19	2	9.53 to 9.53	(4.7%) to (4.7%)	1.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP Government Money Market Portfolio—Initial Class	2023	$49,344	4,387	$11.25 to $11.25	4.9% to 4.9%	4.8%
	2022	49,385	4,605	10.72 to 10.72	1.4% to 1.4%	1.5%
	2021	40,445	3,826	10.57 to 10.57	0.0% to 0.0%	0.0%
	2020	539,864	52,415	10.27 to 10.57	0.1% to 0.3%	0.3%
	2019	729,904	70,998	10.26 to 10.54	1.8% to 2.0%	2.0%

Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2023	$2,813	168	$16.73 to $16.73	45.6% to 45.6%	0.0%
	2022	1,622	141	11.49 to 11.49	(38.1%) to (38.1%)	0.0%
	2021	2,076	112	18.58 to 18.58	11.9% to 11.9%	0.0%
	2020	1,327	80	16.59 to 16.59	65.9% to 65.9%	0.0%

Fidelity® VIP Growth Portfolio—Initial Class	2023	$3,597	48	$74.47 to $74.61	35.9% to 36.2%	0.1%
	2022	2,784	51	54.76 to 54.80	(24.6%) to (24.5%)	0.6%
	2021	3,974	55	72.49 to 72.72	22.9% to 23.2%	0.0%
	2020	3,623	62	58.84 to 59.17	43.5% to 43.9%	0.1%
	2019	3,499	86	40.89 to 41.22	34.0% to 34.3%	0.3%

Fidelity® VIP Health Care Portfolio—Initial Class	2023	$666	54	$12.39 to $12.39	4.3% to 4.3%	0.0%
	2022	526	44	11.89 to 11.89	(12.4%) to (12.4%)	0.0%
	2021	396	29	13.57 to 13.57	11.7% to 11.7%	0.1%
	2020	190	16	12.15 to 12.15	21.5% to 21.5%	0.8%

Fidelity® VIP Index 500 Portfolio—Initial Class	2023	$328,247	5,387	$60.88 to $71.93	25.9% to 26.2%	1.5%
	2022	246,353	5,100	48.24 to 57.14	(18.4%) to (18.2%)	1.5%
	2021	290,444	4,917	58.99 to 70.04	28.3% to 28.6%	1.3%
	2020	220,133	4,790	45.88 to 54.61	17.9% to 18.2%	1.8%
	2019	209,155	5,381	38.80 to 46.30	31.0% to 31.4%	2.0%

Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	2023	$3,552	278	$12.78 to $12.78	27.5% to 27.5%	0.4%
	2022	2,527	252	10.03 to 10.03	(26.4%) to (26.4%)	0.3%
	2021	3,702	272	13.62 to 13.62	12.3% to 12.3%	0.0%
	2020	3,035	250	12.12 to 12.12	21.2% to 21.2%	0.6%

Fidelity® VIP International Index Portfolio—Initial Class	2023	$21,197	1,839	$11.53 to $11.53	16.2% to 16.2%	2.9%
	2022	18,323	1,846	9.92 to 9.92	(16.0%) to (16.0%)	2.2%
	2021	22,923	1,940	11.82 to 11.82	7.7% to 7.7%	2.6%
	2020	264	24	10.97 to 10.97	9.7% to 9.7%	2.3%

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2023	$45,554	2,327	$19.54 to $21.37	5.9% to 6.2%	2.7%
	2022	40,339	2,186	18.40 to 20.17	(13.2%) to (13.0%)	2.5%
	2021	42,109	1,985	21.14 to 23.23	(0.9%) to (0.6%)	2.3%
	2020	33,060	1,548	21.27 to 23.43	9.1% to 9.4%	2.3%
	2019	21,984	1,123	19.44 to 21.47	9.4% to 9.7%	2.8%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP Mid Cap Portfolio—Initial Class	2023	$9,411	158	$59.65 to $73.02	14.8% to 15.1%	0.6%
	2022	8,532	164	51.83 to 63.61	(15.0%) to (14.7%)	0.5%
	2021	10,488	172	60.80 to 74.80	25.3% to 25.6%	0.5%
	2020	11,055	228	48.40 to 59.70	17.9% to 18.2%	0.7%
	2019	10,555	257	40.96 to 50.64	23.1% to 23.4%	0.8%

Fidelity® VIP Overseas Portfolio—Initial Class	2023	$5,623	192	$29.23 to $29.23	20.5% to 20.5%	1.0%
	2022	5,086	210	24.26 to 24.26	(24.5%) to (24.5%)	1.1%
	2021	6,955	217	32.12 to 32.12	19.7% to 19.7%	0.5%
	2020	10,956	408	26.83 to 26.83	15.6% to 15.6%	0.4%
	2019	11,240	484	23.21 to 23.21	27.8% to 27.8%	1.7%

Fidelity® VIP Real Estate Portfolio—Initial Class	2023	$12,687	725	$17.49 to $17.49	11.2% to 11.2%	2.5%
	2022	11,684	743	15.73 to 15.73	(27.5%) to (27.5%)	1.5
	2021	13,772	635	21.71 to 21.71	39.0% to 39.0%	1.2%
	2020	8,227	527	15.62 to 15.62	(6.5%) to (6.5%)	2.0%
	2019	17,343	1,038	16.71 to 16.71	23.2% to 23.2%	1.9%

Fidelity® VIP Strategic Income Portfolio—Initial Class	2023	$539	42	$12.67 to $12.67	9.4% to 9.4%	5.5%
	2022	297	26	11.58 to 11.58	(11.3%) to (11.3%)	4.0%
	2021	266	20	13.05 to 13.05	3.7% to 3.7%	3.1%
	2020	171	14	12.58 to 12.58	7.5% to 7.5%	3.1%
	2019	163	14	11.70 to 11.70	10.9% to 10.9%	3.9%

Fidelity® VIP Technology Portfolio—Initial Class	2023	$1,725	82	$21.07 to $21.07	58.3% to 58.3%	0.1%
	2022	965	72	13.31 to 13.31	(35.9%) to (35.9%)	0.0%
	2021	1,322	64	20.75 to 20.75	28.2% to 28.2%	0.0%
	2020	756	47	16.19 to 16.19	61.9% to 61.9%	0.0%

Fidelity® VIP Total Market Index Portfolio—Initial Class	2023	$313	20	$15.28 to $15.28	26.1% to 26.1%	1.3%
	2022	165	14	12.12 to 12.12	(19.2%) to (19.2%)	1.7%
	2021	108	7	15.01 to 15.01	25.7% to 25.7%	1.2%
	2020	12	1	11.94 to 11.94	19.4% to 19.4%	1.9%

Fidelity® VIP Value Portfolio—Initial Class	2023	$1,640	75	$21.64 to $22.11	19.5% to 19.8%	1.3%
	2022	1,442	79	18.11 to 18.46	(4.4%) to (4.1%)	1.3%
	2021	1,618	85	18.93 to 19.25	29.8% to 30.2%	1.7%
	2020	1,279	87	14.58 to 14.79	6.0% to 6.3%	1.5%
	2019	1,311	95	13.76 to 13.92	31.8% to 32.1%	3.4%

Fidelity® VIP Value Strategies Portfolio—Service Class 2	2023	$26	1	$51.77 to $51.77	20.6% to 20.6%	0.9%
	2022	24	1	42.92 to 42.92	(7.3%) to (7.3%)	0.3%
	2021	81	2	46.33 to 46.33	33.3% to 33.3%	1.0%
	2020	93	3	34.74 to 34.74	8.0% to 8.0%	1.0%
	2019	360	11	32.16 to 32.16	34.1% to 34.1%	1.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Invesco V.I. Capital Appreciation Fund—Series I Shares	2023	$47	1	$42.15 to $42.15	35.4% to 35.4%	0.0%
	2022	53	2	31.13 to 31.13	(30.8%) to (30.8%)	0.0%
	2021	80	2	44.98 to 44.98	22.6% to 22.6%	0.0%
	2020	67	2	36.70 to 36.70	36.6% to 36.6%	0.0%
	2019	330	12	26.87 to 26.87	36.2% to 36.2%	0.1%

Invesco V.I. Core Plus Bond Fund—Series I Shares	2023	$220	22	$9.86 to $9.86	6.1% to 6.1%	2.7%
	2022	185	20	9.29 to 9.29	(14.5%) to (14.5%)	0.6%
	2021	201	18	10.87 to 10.87	(0.7%) to (0.7%)	4.5%
	2020	9	1	10.94 to 10.94	9.4% to 9.4%	2.2%

Invesco V.I. EQV International Equity Fund—Series I Shares	2023	$13,211	549	$24.08 to $24.08	18.1% to 18.1%	0.2%
	2022	11,118	546	20.38 to 20.38	(18.3%) to (18.3%)	1.8%
	2021	12,930	518	24.95 to 24.95	5.9% to 5.9%	1.3%
	2020	11,759	499	23.56 to 23.56	14.0% to 14.0%	2.2%
	2019	15,853	767	20.67 to 20.67	28.6% to 28.6%	1.7%

Invesco V.I. Global Real Estate Fund—Series I Shares	2023	$2,692	162	$14.30 to $16.71	8.8% to 9.0%	1.5%
	2022	2,522	166	13.14 to 15.32	(25.1%) to (24.9%)	3.0%
	2021	2,914	144	17.56 to 20.41	25.4% to 25.7%	2.7%
	2020	2,487	155	14.00 to 16.23	(12.5%) to (12.3%)	4.6%
	2019	3,719	202	16.01 to 18.52	22.7% to 23.0%	4.5%

Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	2023	$249	9	$27.90 to $27.90	14.5% to 14.5%	0.3%
	2022	221	9	24.37 to 24.37	(14.3%) to (14.3%)	0.4%
	2021	268	9	28.43 to 28.43	23.2% to 23.2%	0.5%
	2020	224	10	23.06 to 23.06	9.2% to 9.2%	0.4%
	2019	869	41	21.11 to 21.11	25.3% to 25.3%	0.5%

Janus Henderson Enterprise Portfolio—Institutional Shares	2023	$22,923	267	$85.78 to $85.78	18.1% to 18.1%	0.2%
	2022	19,586	270	72.65 to 72.65	(15.9%) to (15.9%)	0.2%
	2021	23,549	272	86.43 to 86.43	16.8% to 16.8%	0.3%
	2020	14,334	194	73.98 to 73.98	19.5% to 19.5%	0.1%
	2019	14,114	228	61.92 to 61.92	35.5% to 35.5%	0.2%

Janus Henderson Flexible Bond Portfolio—Institutional Shares	2023	$743	65	$11.47 to $11.47	5.5% to 5.5%	4.3%
	2022	715	66	10.88 to 10.88	(13.7%) to (13.7%)	2.5%
	2021	841	67	12.60 to 12.60	(0.9%) to (0.9%)	2.0%
	2020	890	70	12.71 to 12.71	10.5% to 10.5%	2.8%
	2019	2,386	207	11.50 to 11.50	9.6% to 9.6%	3.3%

Janus Henderson Forty Portfolio—Institutional Shares	2023	$5,059	69	$73.65 to $73.65	40.0% to 40.0%	0.2%
	2022	3,688	70	52.62 to 52.62	(33.6%) to (33.6%)	0.2%
	2021	6,067	77	79.19 to 79.19	22.9% to 22.9%	0.0%
	2020	5,452	85	64.44 to 64.44	39.4% to 39.4%	0.3%
	2019	5,167	112	46.22 to 46.22	37.2% to 37.2%	0.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Janus Henderson Global Research Portfolio—Institutional Shares	2023	$582	16	$37.16 to $38.57	26.4% to 26.8%	0.9%
	2022	472	16	29.31 to 30.52	(19.7%) to (19.4%)	1.0%
	2021	631	17	36.37 to 37.98	17.7% to 18.1%	0.5%
	2020	794	26	30.80 to 32.26	19.7% to 20.1%	0.7%
	2019	695	27	25.65 to 26.95	28.7% to 29.0%	1.0%

Lazard Retirement International Equity Portfolio—Service Shares	2023	$323	16	$17.59 to $21.92	15.6% to 15.9%	1.3%
	2022	340	19	15.22 to 18.91	(15.2%) to (15.0%)	3.6%
	2021	460	22	17.95 to 22.25	5.6% to 5.8%	0.8%
	2020	1,465	71	17.00 to 21.03	8.0% to 8.2%	1.8%
	2019	2,413	125	15.75 to 19.43	20.7% to 21.0%	0.3%

Lord Abbett Series Fund Developing Growth Portfolio—Class VC	2023	$112	6	$18.77 to $18.77	8.2% to 8.2%	0.0%
	2022	108	6	17.35 to 17.35	(36.0%) to (36.0%)	0.0%
	2021	208	8	27.10 to 27.10	(2.7%) to (2.7%)	0.0%
	2020	335	12	27.87 to 27.87	72.6% to 72.6%	0.0%
	2019	181	11	16.15 to 16.15	31.8% to 31.8%	0.0%

Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	2023	$1,018	28	$36.70 to $36.70	15.4% to 15.4%	0.5%
	2022	947	30	31.80 to 39.17	(11.4%) to (11.2%)	0.8%
	2021	1,109	31	35.81 to 44.22	28.4% to 28.7%	0.6%
	2020	883	32	27.83 to 34.45	2.2% to 2.5%	0.9%
	2019	1,438	53	27.15 to 33.69	22.3% to 22.6%	0.8%

LVIP Baron Growth Opportunities Fund—Service Class	2023	$5,818	110	$39.47 to $53.72	17.5% to 17.8%	0.0%
	2022	4,944	110	33.59 to 45.60	(26.0%) to (25.8%)	0.0%
	2021	7,004	115	45.40 to 61.48	18.4% to 18.7%	0.0%
	2020	8,570	167	38.33 to 51.79	33.7% to 34.1%	0.0%
	2019	9,183	239	28.66 to 38.62	36.0% to 36.4%	0.0%

LVIP Baron Growth Opportunities Fund—Standard Class	2023	$164	12	$13.91 to $13.91	18.1% to 18.1%	0.0%
	2022	62	5	11.77 to 11.77	(25.6%) to (25.6%)	0.0%
	2021	59	4	15.84 to 15.84	19.0% to 19.0%	0.0%
	2020	25	2	13.31 to 13.31	33.1% to 33.1%	0.0%

LVIP Delaware Limited-Term Diversified Income Fund—Standard Class	2023	$1,477	147	$10.02 to $10.02	5.0% to 5.0%	3.8%
	2022	23	2	9.55 to 9.55	(4.1%) to (4.1%)	3.7%
	2021	11	1	9.96 to 9.96	(0.4%) to (0.4%)	4.5%

LVIP Delaware Value Fund—Standard Class	2023	$11	1	$12.26 to $12.26	3.5% to 3.5%	3.3%
	2022	—	—	—	—	—
	2021	—	—	12.25 to 12.25	22.4% to 22.4%	5.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class	2023	$3,723	322	$11.57 to $11.57	10.0% to 10.0%	3.7%
	2022	2,372	226	10.51 to 10.51	(11.8%) to (11.8%)	10.1%
	2021	2,855	239	11.92 to 11.92	8.8% to 8.8%	5.5%
	2020	5,269	481	10.96 to 10.96	2.7% to 2.7%	3.7%
	2019	4,794	449	10.68 to 10.68	7.6% to 7.6%	3.9%

LVIP Franklin Templeton Multi-Factor International Equity Fund—Standard Class	2023	$4,074	201	$20.25 to $20.25	18.9% to 18.9%	4.3%
	2022	3,489	205	17.03 to 17.03	(7.0%) to (7.0%)	7.7%
	2021	3,947	216	18.31 to 18.31	13.2% to 13.2%	4.4%
	2020	3,564	220	16.18 to 16.18	(4.1%) to (4.1%)	2.5%
	2019	5,020	297	16.87 to 16.87	15.4% to 15.4%	4.3%

LVIP Mondrian International Value Fund—Standard Class	2023	$354	26	$13.82 to $13.82	20.1% to 20.1%	3.5%
	2022	257	22	11.51 to 11.51	(10.8%) to (10.8%)	2.9%
	2021	272	21	12.89 to 12.89	11.3% to 11.3%	4.4%
	2020	77	7	11.59 to 11.59	(5.0%) to (5.0%)	2.5%
	2019	80	7	12.20 to 12.20	18.2% to 18.2%	4.3%

LVIP SSgA Bond Index Fund—Standard Class	2023	$12,028	1,038	$11.59 to $11.59	5.3% to 5.3%	2.7%
	2022	12,731	1,157	11.01 to 11.01	(13.4%) to (13.4%)	2.1%
	2021	14,783	1,162	12.72 to 12.72	(2.0%) to (2.0%)	1.9%
	2020	31,890	2,458	12.97 to 12.97	7.5% to 7.5%	2.2%
	2019	26,992	2,236	12.07 to 12.07	8.2% to 8.2%	2.7%

LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	2023	$89	9	$9.57 to $9.57	8.8% to 8.8%	2.5%
	2022	273	31	8.79 to 8.79	(21.2%) to (21.2%)	3.1%
	2021	326	29	11.16 to 11.16	(3.3%) to (3.3%)	3.8%
	2020	29	3	11.54 to 11.54	15.4% to 15.4%	1.8%

LVIP SSgA International Index Fund—Standard Class	2023	$19,390	996	$19.46 to $19.46	17.6% to 17.6%	3.4%
	2022	16,107	973	16.55 to 16.55	(14.3%) to (14.3%)	4.5%
	2021	17,694	916	19.32 to 19.32	11.1% to 11.1%	2.8%
	2020	31,463	1,809	17.40 to 17.40	7.8% to 7.8%	2.5%
	2019	28,871	1,790	16.13 to 16.13	21.6% to 21.6%	2.7%

MFS® Global Growth Portfolio—Initial Class	2023	$78	5	$15.90 to $15.90	21.0% to 21.0%	0.1%
	2022	55	4	13.14 to 13.14	(19.1%) to (19.1%)	0.2%
	2021	49	3	16.24 to 16.24	18.5% to 18.5%	0.1%
	2020	26	2	13.71 to 13.71	37.1% to 37.1%	0.4%

MFS® Global Real Estate Portfolio—Initial Class	2023	$2,821	173	$16.32 to $16.32	11.5% to 11.5%	0.9%
	2022	2,429	166	14.64 to 14.64	(26.9%) to (26.9%)	1.6%
	2021	3,477	174	20.04 to 20.04	30.1% to 30.1%	1.6%
	2020	1,017	66	15.40 to 15.40	1.5% to 1.5%	8.7%
	2019	40	3	15.17 to 15.17	26.9% to 26.9%	3.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

MFS® Global Tactical Allocation Portfolio—Initial Class	2023	$2,476	134	$18.53 to $18.53	9.6% to 9.6%	0.4%
	2022	2,314	137	16.90 to 16.90	(7.2%) to (7.2%)	2.2%
	2021	2,529	139	18.21 to 18.21	2.8% to 2.8%	1.0%
	2020	2,491	141	17.72 to 17.72	6.2% to 6.2%	1.8%
	2019	2,426	145	16.68 to 16.68	14.6% to 14.6%	2.8%

MFS® International Growth Portfolio—Initial Class	2023	$2,590	211	$12.25 to $12.25	14.7% to 14.7%	1.1%
	2022	1,155	108	10.68 to 10.68	(15.0%) to (15.0%)	0.6%
	2021	1,261	100	12.56 to 12.56	9.3% to 9.3%	0.6%
	2020	1,053	92	11.50 to 11.50	15.0% to 15.0%	2.4%

MFS® International Intrinsic Value Portfolio—Initial Class	2023	$24,053	815	$29.50 to $29.50	17.7% to 17.7%	0.7%
	2022	20,775	828	25.08 to 25.08	(23.6%) to (23.6%)	0.8%
	2021	30,208	921	32.81 to 32.81	10.6% to 10.6%	0.3%
	2020	23,304	785	29.67 to 29.67	20.5% to 20.5%	1.0%
	2019	23,660	961	24.62 to 24.62	25.9% to 25.9%	1.8%

MFS® Investors Trust Series—Initial Class	2023	$—	—	$63.41 to $63.41	18.7% to 18.7%	0.0%
	2022	121	2	53.43 to 53.43	(16.7%) to (16.7%)	0.7%
	2021	149	2	64.14 to 64.14	26.5% to 26.5%	0.6%
	2020	120	2	50.70 to 50.70	13.6% to 13.6%	0.6%
	2019	107	2	44.64 to 44.64	31.3% to 31.3%	0.7%

MFS® Mid Cap Growth Series—Initial Class	2023	$551	38	$14.54 to $14.54	21.3% to 21.3%	0.0%
	2022	426	36	11.98 to 11.98	(28.7%) to (28.7%)	0.0%
	2021	532	32	16.81 to 16.81	14.1% to 14.1%	0.0%
	2020	130	9	14.73 to 14.73	47.3% to 47.3%	0.0%

MFS® Mid Cap Value Portfolio—Initial Class	2023	$6,700	343	$19.52 to $19.52	12.7% to 12.7%	1.5%
	2022	6,768	391	17.32 to 17.32	(8.8%) to (8.8%)	1.0%
	2021	5,285	278	18.99 to 18.99	31.0% to 31.0%	0.7%
	2020	3,864	267	14.49 to 14.49	3.9% to 3.9%	1.3%
	2019	1,787	128	13.95 to 13.95	31.1% to 31.1%	1.4%

MFS® New Discovery Series—Initial Class	2023	$5	—	$52.84 to $52.84	14.4% to 14.4%	0.0%
	2022	5	—	46.18 to 46.18	(29.8%) to (29.8%)	0.0%
	2021	7	—	65.74 to 65.74	1.8% to 1.8%	0.0%
	2020	7	—	64.58 to 64.58	45.9% to 45.9%	0.0%
	2019	6	—	44.27 to 44.27	41.7% to 41.7%	0.0%

MFS® New Discovery Value Portfolio—Initial Class	2023	$3,334	240	$13.89 to $13.89	11.5% to 11.5%	1.1%
	2022	3,652	293	12.46 to 12.46	(11.0%) to (11.0%)	0.6%
	2021	3,819	273	14.00 to 14.00	34.1% to 34.1%	0.8%
	2020	2,738	262	10.44 to 10.44	4.4% to 4.4%	0.3%

MFS® Research International Portfolio—Initial Class	2023	$59	5	$11.02 to $11.02	13.0% to 13.0%	0.6%
	2022	7	1	9.75 to 9.75	(2.5%) to (2.5%)	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

MFS® Value Series—Initial Class	2023	$83,987	1,767	$36.30 to $47.57	7.7% to 7.9%	1.7%
	2022	81,579	1852	33.72 to 44.07	(6.1%) to (5.9%)	1.4%
	2021	82,370	1,760	35.92 to 46.84	25.1% to 25.5%	1.4%
	2020	67,924	1,820	28.71 to 37.34	3.2% to 3.5%	1.6%
	2019	61,328	1,701	27.81 to 36.08	29.5% to 29.8%	2.1%

Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	2023	$652	26	$24.77 to $24.77	11.8% to 11.8%	8.6%
	2022	620	28	22.15 to 22.15	(18.7%) to (18.7%)	7.5%
	2021	840	31	27.25 to 27.25	(2.0%) to (2.0%)	4.9%
	2020	3,117	112	27.82 to 27.82	5.5% to 5.5%	4.2%
	2019	4,406	167	26.35 to 26.35	14.3% to 14.3%	6.5%

Morgan Stanley VIF Global Infrastructure Portfolio—Class I	2023	$917	56	$16.28 to $16.28	4.5% to 4.5%	2.5%
	2022	724	46	15.58 to 15.58	(8.0%) to (8.0%)	3.1%
	2021	428	25	16.93 to 16.93	14.3% to 14.3%	2.5%
	2020	342	23	14.82 to 14.82	(1.2%) to (1.2%)	1.6%
	2019	341	23	14.99 to 14.99	28.3% to 28.3%	2.7%

Morgan Stanley VIF U.S. Real Estate Portfolio0—Class I	2023	$552	15	$36.98 to $36.98	14.5% to 14.5%	2.6%
	2022	866	27	32.29 to 38.04	(27.2%) to (27.1%)	1.4%
	2021	1,471	33	44.27 to 52.28	39.5% to 39.8%	2.0%
	2020	4,181	132	31.67 to 37.49	(17.1%) to (16.9%)	2.9%
	2019	5,506	144	38.08 to 45.20	18.6% to 18.9%	1.9%

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	2023	$65	4	$16.56 to $16.56	11.0% to 11.0%	1.0%
	2022	64	4	14.92 to 14.92	(9.8%) to (9.8%)	0.6%
	2021	72	4	16.53 to 16.53	32.8% to 32.8%	0.6%
	2020	55	4	12.45 to 12.45	(2.6%) to (2.6%)	1.0%
	2019	89	7	12.78 to 12.78	16.7% to 16.7%	0.7%

Neuberger Berman AMT Sustainable Equity Portfolio—Class I	2023	$302	18	$16.71 to $16.71	26.9% to 26.9%	0.3%
	2022	247	19	13.17 to 13.17	(18.5%) to (18.5%)	0.4%
	2021	309	19	16.15 to 16.15	23.5% to 23.5%	0.4%
	2020	260	20	13.08 to 13.08	19.6% to 19.6%	0.5%
	2019	705	64	10.94 to 10.94	9.4% to 9.4%	0.6%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	2023	$1,516	136	$11.17 to $11.17	11.3% to 11.3%	5.8%
	2022	1,385	138	10.04 to 10.04	(15.6%) to (15.6%)	5.0%
	2021	2,097	176	11.89 to 11.89	(2.4%) to (2.4%)	4.7%
	2020	3,208	263	12.19 to 12.19	6.9% to 6.9%	4.7%
	2019	2,356	207	11.40 to 11.40	15.0% to 15.0%	4.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2023	$4,129	278	$14.83 to $14.83	5.3% to 5.3%	2.2%
	2022	3,955	281	14.09 to 14.09	(11.0%) to (11.0%)	1.5%
	2021	4,499	284	15.83 to 15.83	(4.2%) to (4.2%)	5.0%
	2020	6,908	418	16.52 to 16.52	10.1% to 10.1%	2.5%
	2019	6,576	439	15.00 to 15.00	6.1% to 6.1%	2.4%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	2023	$48	5	$9.95 to $9.95	5.4% to 5.4%	2.4%
	2022	26	3	9.44 to 9.44	(10.9%) to (10.9%)	1.6%
	2021	22	2	10.59 to 10.59	(4.0%) to (4.0%)	4.9%
	2020	9	1	11.04 to 11.04	10.4% to 10.4%	1.6%

PIMCO VIT High Yield Portfolio—Administrative Class	2023	$1,830	89	$20.54 to $20.54	12.2% to 12.2%	5.6%
	2022	2,180	119	18.30 to 18.30	(10.3%) to (10.3%)	5.0%
	2021	1,857	91	20.40 to 20.40	3.6% to 3.6%	4.5%
	2020	2,571	131	19.69 to 19.69	5.7% to 5.7%	4.9%
	2019	2,682	144	18.62 to 18.62	14.7% to 14.7%	5.0%

PIMCO VIT High Yield Portfolio—Institutional Class	2023	$88	8	$11.08 to $11.08	12.4% to 12.4%	5.8%
	2022	74	7	9.86 to 9.86	(10.1%) to (10.1%)	5.1%
	2021	37	3	10.98 to 10.98	3.8% to 3.8%	4.6%
	2020	8	1	10.58 to 10.58	5.8% to 5.8%	3.9%

PIMCO VIT Income Portfolio—Institutional Class	2023	$344	31	$10.91 to $10.91	8.4% to 8.4%	5.2%
	2022	68	7	10.06 to 10.06	(7.6%) to (7.6%)	3.9%
	2021	55	5	10.90 to 10.90	2.1% to 2.1%	2.9%
	2020	22	2	10.67 to 10.67	6.7% to 6.7%	1.1%

PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)—Institutional Class	2023	$65	6	$10.20 to $10.20	9.2% to 9.2%	2.8%
	2022	70	7	9.34 to 9.34	(10.0%) to (10.0%)	1.7%
	2021	61	6	10.38 to 10.38	(1.8%) to (1.8%)	1.9%
	2020	9	1	10.57 to 10.57	5.7% to 5.7%	0.1%

PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	2023	$18,725	880	$21.28 to $21.28	4.0% to 4.0%	2.4%
	2022	16,018	783	20.46 to 20.46	(28.9%) to (28.9%)	2.0%
	2021	19,266	670	28.77 to 28.77	(4.8%) to (4.8%)	1.6%
	2020	20,579	681	30.21 to 30.21	17.4% to 17.4%	1.5%
	2019	899	35	25.74 to 25.74	13.3% to 13.3%	2.0%

PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	2023	$36	4	$8.23 to $8.23	4.1% to 4.1%	2.5%
	2022	23	3	7.91 to 7.91	(28.8%) to (28.8%)	2.2%
	2021	19	2	11.10 to 11.10	(4.6%) to (4.6%)	1.6%
	2020	3	—	11.64 to 11.64	16.4% to 16.4%	0.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

PIMCO VIT Low Duration Portfolio—Administrative Class	2023	$11,370	722	$15.75 to $15.75	5.0% to 5.0%	3.6%
	2022	10,958	731	15.00 to 15.00	(5.7%) to (5.7%)	1.7%
	2021	12,397	779	15.92 to 15.92	(0.9%) to (0.9%)	0.5%
	2020	12,280	765	16.07 to 16.07	3.0% to 3.0%	1.1%
	2019	7,143	458	15.60 to 15.60	4.0% to 4.0%	2.8%

PIMCO VIT Low Duration Portfolio—Institutional Class	2023	$281	28	$10.16 to $10.16	5.1% to 5.1%	3.8%
	2022	185	19	9.66 to 9.66	(5.6%) to (5.6%)	2.1%
	2021	39	4	10.23 to 10.23	(0.8%) to (0.8%)	0.7%
	2020	82	8	10.31 to 10.31	3.1% to 3.1%	0.8%

PIMCO VIT Real Return Portfolio—Administrative Class	2023	$8,860	466	$18.92 to $18.92	3.8% to 3.8%	3.0%
	2022	9,585	523	18.24 to 18.24	(11.9%) to (11.9%)	7.0%
	2021	11,315	544	20.70 to 20.70	5.6% to 5.6%	4.9%
	2020	11,259	572	19.61 to 19.61	11.7% to 11.7%	1.4%
	2019	12,897	733	17.55 to 17.55	8.4% to 8.4%	1.6%

PIMCO VIT Real Return Portfolio—Institutional Class	2023	$104	10	$10.79 to $10.79	3.9% to 3.9%	3.0%
	2022	58	6	10.38 to 10.38	(11.8%) to (11.8%)	6.6%
	2021	41	4	11.76 to 11.76	5.7% to 5.7%	4.6%
	2020	15	1	11.13 to 11.13	11.3% to 11.3%	1.0%

PIMCO VIT Total Return Portfolio—Administrative Class	2023	$17,509	860	$20.41 to $20.41	5.9% to 5.9%	3.6%
	2022	18,991	988	19.27 to 19.27	(14.3%) to (14.3%)	0.0%
	2021	26,216	1,169	22.48 to 22.48	(1.3%) to (1.3%)	1.8%
	2020	42,071	1,850	22.77 to 22.77	8.6% to 8.6%	2.1%
	2019	38,635	1,846	20.96 to 20.96	8.4% to 8.4%	3.0%

PIMCO VIT Total Return Portfolio—Institutional Class	2023	$274	28	$9.77 to $9.77	6.1% to 6.1%	3.6%
	2022	141	15	9.21 to 9.21	(14.2%) to (14.2%)	2.8%
	2021	166	16	10.73 to 10.73	(1.1%) to (1.1%)	1.9%
	2020	41	4	10.85 to 10.85	8.5% to 8.5%	1.5%

Schwab® S&P 500 Index Portfolio	2023	$2,428	205	$11.86 to $11.86	26.2% to 26.2%	1.3%
	2022	922	98	9.40 to 9.40	(18.1%) to (18.1%)	1.1%
	2021	319	28	11.48 to 11.48	14.8% to 14.8%	0.0%

T. Rowe Price All-Cap Opportunities Portfolio	2023	$6,177	70	$87.71 to $87.71	29.0% to 29.0%	0.3%
	2022	4,910	72	68.01 to 68.01	(21.5%) to (21.5%)	0.0%
	2021	6,678	77	86.65 to 86.65	20.8% to 20.8%	0.0%
	2020	6,921	96	71.74 to 71.74	44.4% to 44.4%	0.0%
	2019	11,514	232	49.69 to 49.69	34.9% to 34.9%	0.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

T. Rowe Price Blue Chip Growth Portfolio	2023	$93,264	1,262	$73.91 to $73.91	49.3% to 49.3%	0.0%
	2022	69,078	1,395	49.51 to 49.51	(38.5%) to (38.5%)	0.0%
	2021	116247	1444	80.51 to 80.51	17.6% to 17.6%	0.0%
	2020	114,286	1,670	68.45 to 68.45	34.3% to 34.3%	0.0%
	2019	70,548	1,384	50.97 to 50.97	29.9% to 29.9%	0.0%

T. Rowe Price Equity Index 500 Portfolio	2023	$1,774	34	$48.16 to $53.93	25.5% to 25.8%	1.3%
	2022	1,477	36	38.38 to 42.87	(18.6%) to (18.4%)	1.2%
	2021	2,116	42	47.17 to 52.56	27.9% to 28.2%	1.0%
	2020	1,877	47	36.88 to 41.00	17.7% to 18.0%	1.6%
	2019	1,990	59	31.33 to 34.74	30.7% to 31.0%	1.8%

T. Rowe Price International Stock Portfolio	2023	$3,492	120	$28.12 to $29.23	15.9% to 16.2%	1.0%
	2022	3,051	122	24.25 to 25.15	(16.0%) to (15.8%)	0.8%
	2021	3,825	129	28.88 to 29.87	1.1% to 1.3%	0.6%
	2020	3,532	120	28.57 to 29.48	14.2% to 14.4%	0.5%
	2019	3,709	144	25.03 to 25.76	27.5% to 27.8%	1.8%

T. Rowe Price Limited-Term Bond Portfolio	2023	$917	60	$15.23 to $15.38	4.7% to 4.9%	3.3%
	2022	903	62	14.51 to 14.69	(4.8%) to (4.5%)	1.9%
	2021	1,154	76	15.20 to 15.42	(0.1%) to 0.1%	1.4%
	2020	1,946	128	15.18 to 15.44	4.4% to 4.7%	2.2%
	2019	6,112	421	14.50 to 14.78	4.1% to 4.4%	2.3%

T. Rowe Price Moderate Allocation Portfolio	2023	$2,224	63	$35.41 to $35.41	15.3% to 15.3%	2.3%
	2022	2,070	67	30.70 to 30.70	(18.3%) to (18.3%)	1.6%
	2021	2,755	73	37.58 to 37.58	10.1% to 10.1%	0.9%
	2020	3,954	116	34.15 to 34.15	14.5% to 14.5%	1.3%
	2019	4,712	158	29.81 to 29.81	19.8% to 19.8%	2.0%

Thrivent Aggressive Allocation Portfolio	2023	$62	5	$13.67 to $13.67	19.3% to 19.3%	2.2%
	2022	6	1	11.46 to 11.46	(17.9%) to (17.9%)	0.5%
	2021	4	—	13.96 to 13.96	20.2% to 20.2%	0.5%

Thrivent Diversified Income Plus Portfolio	2023	$163	15	$11.05 to $11.05	10.2% to 10.2%	3.6%
	2022	75	7	10.02 to 10.02	(12.4%) to (12.4%)	2.4%
	2021	52	5	11.44 to 11.44	6.9% to 6.9%	2.5%
	2020	19	2	10.70 to 10.70	7.0% to 7.0%	0.5%

Thrivent Global Stock Portfolio	2023	$132	10	$13.62 to $13.62	22.0% to 22.0%	0.6%
	2022	6	1	11.16 to 11.16	(19.0%) to (19.0%)	0.4%
	2021	4	—	13.77 to 13.77	20.7% to 20.7%	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Thrivent Large Cap Growth Portfolio	2023	$121	7	$17.25 to $17.25	47.1% to 47.1%	0.2%
	2022	59	5	11.73 to 11.73	(33.6%) to (33.6%)	0.0%
	2021	77	4	17.68 to 17.68	23.0% to 23.0%	0.2%
	2020	—	—	14.37 to 14.37	43.7% to 43.7%	0.0%

Thrivent Mid Cap Index Portfolio	2023	$10,776	758	$14.21 to $14.21	16.2% to 16.2%	2.2%
	2022	1,554	127	12.23 to 12.23	(13.2%) to (13.2%)	1.1%
	2021	1,805	128	14.10 to 14.10	24.5% to 24.5%	1.0%
	2020	1	—	11.33 to 11.33	13.3% to 13.3%	0.0%

Thrivent Mid Cap Stock Portfolio	2023	$1,793	122	$14.64 to $14.64	14.2% to 14.2%	0.4%
	2022	51	4	12.82 to 12.82	(18.0%) to (18.0%)	0.3%
	2021	27	2	15.63 to 15.63	28.8% to 28.8%	0.2%

Thrivent Small Cap Index Portfolio	2023	$37,085	2,482	$14.94 to $14.94	15.8% to 15.8%	1.2%
	2022	33,423	2,590	12.90 to 12.90	(16.3%) to (16.3%)	1.2%
	2021	40,960	2,657	15.42 to 15.42	26.5% to 26.5%	0.8%
	2020	33,038	2,711	12.19 to 12.19	11.1% to 11.1%	1.2%
	2019	26,201	2,389	10.97 to 10.97	22.5% to 22.5%	1.1%

TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2023	$220	7	$30.36 to $30.36	17.4% to 17.4%	1.1%
	2022	191	7	25.87 to 25.87	(15.9%) to (15.9%)	1.2%
	2021	231	8	30.75 to 30.75	19.3% to 19.3%	0.6%
	2020	197	8	25.77 to 25.77	12.7% to 12.7%	1.2%
	2019	204	9	22.87 to 22.87	24.4% to 24.4%	1.1%

TOPS® Balanced ETF Portfolio—Class 2 Shares	2023	$24	1	$19.44 to $19.44	11.4% to 11.4%	0.7%
	2022	205	12	17.45 to 17.45	(11.2%) to (11.2%)	1.5%
	2021	236	12	19.64 to 19.64	9.6% to 9.6%	0.8%
	2020	251	14	17.91 to 17.91	8.4% to 8.4%	1.3%
	2019	335	20	16.53 to 16.53	15.9% to 15.9%	1.8%

TOPS® Conservative ETF Portfolio—Class 2 Shares	2023	$152	9	$16.32 to $16.32	9.2% to 9.2%	2.1%
	2022	145	10	14.94 to 14.94	(8.9%) to (8.9%)	1.8%
	2021	170	10	16.39 to 16.39	6.4% to 6.4%	0.8%
	2020	171	11	15.40 to 15.40	7.0% to 7.0%	1.7%
	2019	174	12	14.39 to 14.39	11.7% to 11.7%	1.6%

TOPS® Growth ETF Portfolio—Class 2 Shares	2023	$89	3	$26.92 to $26.92	16.1% to 16.1%	1.3%
	2022	80	3	23.19 to 23.19	(14.7%) to (14.7%)	1.4%
	2021	96	4	27.18 to 27.18	16.5% to 16.5%	0.8%
	2020	85	4	23.33 to 23.33	11.7% to 11.7%	1.4%
	2019	191	9	20.89 to 20.89	22.1% to 22.1%	1.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	2023	$32	2	$17.58 to $17.58	11.1% to 11.1%	0.5%
	2022	31	2	15.82 to 15.82	(13.7%) to (13.7%)	8.3%
	2021	36	2	18.34 to 18.34	12.6% to 12.6%	1.1%
	2020	34	2	16.29 to 16.29	5.2% to 5.2%	2.1%
	2019	39	3	15.48 to 15.48	17.1% to 17.1%	1.1%

TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	2023	$27	2	$17.46 to $17.46	10.3% to 10.3%	0.4%
	2022	25	2	15.83 to 15.83	(13.4%) to (13.4%)	14.7%
	2021	36	2	18.27 to 18.27	11.1% to 11.1%	1.1%
	2020	36	2	16.45 to 16.45	5.9% to 5.9%	2.3%
	2019	82	5	15.53 to 15.53	16.3% to 16.3%	1.6%

TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	2023	$237	10	$23.00 to $23.00	13.5% to 13.5%	1.7%
	2022	220	11	20.27 to 20.27	(12.9%) to (12.9%)	1.5%
	2021	266	11	23.27 to 23.27	12.8% to 12.8%	1.1%
	2020	253	12	20.62 to 20.62	10.6% to 10.6%	1.4%
	2019	432	23	18.65 to 18.65	18.9% to 18.9%	1.5%

VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	2023	$387	26	$15.08 to $15.08	11.4% to 11.4%	4.2%
	2022	358	26	13.53 to 13.53	(6.9%) to (6.9%)	4.5%
	2021	396	27	14.54 to 14.54	(4.1%) to (4.1%)	5.1%
	2020	422	28	15.15 to 15.15	8.9% to 8.9%	7.3%
	2019	400	29	13.91 to 13.91	12.6% to 12.6%	0.3%

Victory RS Small Cap Growth Equity VIP Series— Class I Shares	2023	$685	60	$11.37 to $11.37	20.4% to 20.4%	0.0%
	2022	2,417	256	9.44 to 9.44	(36.4%) to (36.4%)	0.0%
	2021	3,061	206	14.83 to 14.83	(10.4%) to (10.4%)	0.0%
	2020	1,442	87	16.56 to 16.56	38.1% to 38.1%	0.0%
	2019	204	17	11.99 to 11.99	38.8% to 38.8%	0.0%

Voya High Yield Portfolio—Class I	2023	$36	3	$10.98 to $10.98	12.3% to 12.3%	6.6%
	2022	22	2	9.78 to 9.78	(12.3%) to (12.3%)	5.7%
	2021	13	1	11.14 to 11.14	5.3% to 5.3%	5.0%
	2020	5	—	10.59 to 10.59	5.9% to 5.9%	3.2%

Voya Index Solution 2030 Portfolio—Class Z	2023	$162	12	$13.69 to $13.69	15.5% to 15.5%	2.4%
	2022	104	9	11.85 to 11.85	(16.3%) to (16.3%)	2.3%
	2021	42	3	14.16 to 14.16	12.6% to 12.6%	2.4%
	2020	11	1	12.57 to 12.57	25.7% to 25.7%	0.0%

Voya Index Solution 2040 Portfolio—Class Z	2023	$178	12	$15.13 to $15.13	19.0% to 19.0%	2.1%
	2022	112	9	12.72 to 12.72	(17.9%) to (17.9%)	1.9%
	2021	71	5	15.50 to 15.50	16.9% to 16.9%	2.1%
	2020	13	1	13.26 to 13.26	32.6% to 32.6%	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Voya Index Solution 2050 Portfolio—Class Z	2023	$104	7	$15.66 to $15.66	20.4% to 20.4%	1.8%
	2022	43	3	13.01 to 13.01	(18.1%) to (18.1%)	1.7%
	2021	4	—	15.89 to 15.89	18.1% to 18.1%	1.7%
	2020	—	—	13.45 to 13.45	34.5% to 34.5%	0.0%

Voya Limited Maturity Bond Portfolio—Class I	2023	$3,670	355	$10.33 to $10.33	4.8% to 4.8%	4.0%
	2022	3,384	343	9.86 to 9.86	(4.7%) to (4.7%)	1.9%
	2021	3,124	302	10.34 to 10.34	0.1% to 0.1%	1.6%
	2020	2,437	236	10.33 to 10.33	3.3% to 3.3%	0.5%

Voya MidCap Opportunities Portfolio—Class I	2023	$559	32	$17.44 to $17.44	23.5% to 23.5%	0.0%
	2022	111	8	14.11 to 14.11	(25.1%) to (25.1%)	0.0%
	2021	32	2	18.84 to 18.84	12.1% to 12.1%	0.0%
	2020	25	2	16.81 to 16.81	41.1% to 41.1%	0.1%
	2019	14	1	11.91 to 11.91	29.3% to 29.3%	0.3%

Voya Russell™ Mid Cap Index Portfolio—Class I	2023	$15,108	459	$31.96 to $32.90	16.5% to 16.8%	2.2%
	2022	18,985	674	27.42 to 28.16	(17.8%) to (17.6%)	1.0%
	2021	22,906	670	33.37 to 34.19	21.9% to 22.2%	0.9%
	2020	18,525	662	27.38 to 27.98	16.4% to 16.7%	1.5%
	2019	21,996	917	23.53 to 23.98	29.6% to 29.9%	1.5%

Voya Small Company Portfolio—Class I	2023	$1,348	71	$18.88 to $18.88	18.0% to 18.0%	0.5%
	2022	2,096	131	16.00 to 16.00	(16.7%) to (16.7%)	0.0%
	2021	2,880	150	19.20 to 19.20	14.8% to 14.8%	0.1%
	2020	2,540	152	16.73 to 16.73	12.3% to 12.3%	0.6%
	2019	1,743	117	14.90 to 14.90	26.2% to 26.2%	0.4%

VY® JPMorgan Mid Cap Value Portfolio—Class I	2023	$281	21	$13.29 to $13.29	10.8% to 10.8%	1.4%
	2022	232	19	11.99 to 11.99	(8.3%) to (8.3%)	1.4%
	2021	145	11	13.08 to 13.08	29.8% to 29.8%	1.2%
	2020	82	8	10.08 to 10.08	0.8% to 0.8%	1.9%

VY® JPMorgan Small Cap Core Equity Portfolio—Class I	2023	$4,060	317	$12.82 to $12.82	12.5% to 12.5%	0.4%
	2022	2,534	222	11.40 to 11.40	(17.6%) to (17.6%)	0.0%
	2021	2,947	213	13.83 to 13.83	18.7% to 18.7%	0.4%
	2020	2,435	209	11.65 to 11.65	16.5% to 16.5%	0.0%

VY® Morgan Stanley Global Franchise Portfolio—Class R6	2023	$138	10	$14.22 to $14.22	16.3% to 16.3%	0.8%
	2022	113	9	12.23 to 12.23	(17.4%) to (17.4%)	0.9%
	2021	121	8	14.81 to 14.81	22.0% to 22.0%	0.9%
	2020	4	—	12.14 to 12.14	21.4% to 21.4%	0.0%

VY® T. Rowe Price Capital Appreciation Portfolio—Class I	2023	$1,558	100	$15.50 to $15.50	18.9% to 18.9%	2.3%
	2022	733	56	13.04 to 13.04	(12.0%) to (12.0%)	1.7%
	2021	542	37	14.81 to 14.81	18.7% to 18.7%	0.9%
	2020	631	51	12.48 to 12.48	24.8% to 24.8%	1.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Western Asset Core Plus VIT Portfolio—Class I	2023	$3,714	391	$9.51 to $9.51	6.8% to 6.8%	3.9%
	2022	3,575	402	8.90 to 8.90	(17.2%) to (17.2%)	1.4%
	2021	3,673	342	10.75 to 10.75	(2.0%) to (2.0%)	2.8%
	2020	666	61	10.97 to 10.97	9.7% to 9.7%	2.3%

Not all investment options are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are 0.10% to 0.90%, excluding expenses of the underlying Funds, premium loads, sales expenses, monthly contract charges and surrender charges.

(1) Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2) These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP American Century Sustainable Equity—Initial Class(1)	DFA VA U.S. Large Value Portfolio(1)	MFS® International Growth Portfolio—Initial Class(1)

MainStay VP Bond—Initial Class(1)	DFA VA U.S. Targeted Value Portfolio(1)	MFS® International Intrinsic Value Portfolio—Initial Class(1)

MainStay VP Candriam Emerging Markets Equity—Initial Class(1)	DFA VIT Inflation-Protected Securities Portfolio(1)	MFS® Investors Trust Series—Initial Class(1)

MainStay VP Epoch U.S. Equity Yield—Initial Class(1)	DWS Alternative Asset Allocation VIP—Class A(1)	MFS® Mid Cap Growth Series— Initial Class(1)

MainStay VP Fidelity Institutional AM® Utilities—Initial Class(1)	DWS Global Small Cap VIP— Class A(1)	MFS® Mid Cap Value Portfolio— Initial Class(1)

MainStay VP Floating Rate—Initial Class(1)	DWS Small Cap Index VIP— Class A(1)	MFS® New Discovery Series—Initial Class(1)

MainStay VP Income Builder—Initial Class(1)	DWS Small Mid Cap Value VIP— Class A(1)	MFS® New Discovery Value Portfolio—Initial Class(1)

MainStay VP IQ Hedge Multi- Strategy—Initial Class(1)	Fidelity® VIP Balanced Portfolio— Initial Class(1)	MFS® Research International Portfolio—Initial Class(3)

MainStay VP Janus Henderson Balanced—Initial Class(1)	Fidelity® VIP Bond Index Portfolio— Initial Class(1)	MFS® Value Series—Initial Class(1)

MainStay VP MacKay Convertible— Initial Class(1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class(1)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I(1)

MainStay VP MacKay Government— Initial Class(1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class(1)	Morgan Stanley VIF Global Infrastructure Portfolio—Class I(1)

MainStay VP MacKay High Yield Corporate Bond—Initial Class(1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class(1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I(1)

MainStay VP Natural Resources— Initial Class(1)	Fidelity® VIP Extended Market Index Portfolio—Initial Class(1)	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I(1)

MainStay VP PineStone International Equity—Initial Class(1)	Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class(1)	Neuberger Berman AMT Sustainable Equity Portfolio—Class I(1)

MainStay VP S&P 500 Index—Initial Class(1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP Small Cap Growth—Initial Class(1)	Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class(4)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class(1)

MainStay VP U.S. Government Money Market—Initial Class(1)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

MainStay VP Wellington Growth—Initial Class(1)	Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class(4)	PIMCO VIT High Yield Portfolio—Administrative Class(1)

MainStay VP Wellington Mid Cap—Initial Class(1)	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class(1)	PIMCO VIT High Yield Portfolio—Institutional Class(1)

MainStay VP Wellington Small Cap—Initial Class(1)	Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class(3)	PIMCO VIT Income Portfolio—Institutional Class(1)

MainStay VP Wellington U.S. Equity—Initial Class(1)	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class(1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class(1)

MainStay VP Winslow Large Cap Growth—Initial Class(1)	Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class(3)	PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class(1)

AB VPS Discovery Value Portfolio— Class A(1)	Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class(3)	PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class(1)

AB VPS International Value Portfolio—Class A(1)	Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class(3)	PIMCO VIT Low Duration Portfolio—Administrative Class(1)

AB VPS Large Cap Growth Portfolio—Class A(1)	Fidelity® VIP Government Money Market Portfolio—Initial Class(1)	PIMCO VIT Low Duration Portfolio—Institutional Class(1)

AB VPS Relative Value Portfolio— Class A(1)	Fidelity® VIP Growth Opportunities Portfolio—Initial Class(1)	PIMCO VIT Real Return Portfolio— Administrative Class(1)

AB VPS Small Cap Growth Portfolio—Class A(1)	Fidelity® VIP Growth Portfolio— Initial Class(1)	PIMCO VIT Real Return Portfolio— Institutional Class(1)

Alger Small Cap Growth Portfolio— Class I-2 Shares(2)	Fidelity® VIP Health Care Portfolio— Initial Class(1)	PIMCO VIT Total Return Portfolio— Administrative Class(1)

Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares(1)	Fidelity® VIP Index 500 Portfolio— Initial Class(1)	PIMCO VIT Total Return Portfolio— Institutional Class(1)

American Century Investments® VP Inflation Protection Fund—Class I(1)	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class(1)	Schwab® S&P 500 Index Portfolio(1)

American Century Investments® VP Inflation Protection Fund—Class II(1)	Fidelity® VIP International Index Portfolio—Initial Class(1)	T. Rowe Price All-Cap Opportunities Portfolio(1)

American Century Investments® VP Mid Cap Value Fund—Class I(1)	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class(1)	T. Rowe Price Blue Chip Growth Portfolio(1)

American Century Investments® VP Mid Cap Value Fund—Class II(1)	Fidelity® VIP Mid Cap Portfolio—Initial Class(1)	T. Rowe Price Equity Index 500 Portfolio(1)

American Century Investments® VP Value Fund—Class I(1)	Fidelity® VIP Overseas Portfolio—Initial Class(1)	T. Rowe Price International Stock Portfolio(1)

American Century Investments® VP Value Fund—Class II(1)	Fidelity® VIP Real Estate Portfolio—Initial Class(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

Report of Independent Registered Public Accounting Firm (Continued)

American Funds IS American Funds Global Balanced Fund—Class 1(1)	Fidelity® VIP Strategic Income Portfolio—Initial Class(1)	T. Rowe Price Moderate Allocation Portfolio(1)

American Funds IS Asset Allocation Fund—Class 1(1)	Fidelity® VIP Technology Portfolio— Initial Class(1)	Thrivent Aggressive Allocation Portfolio(1)

American Funds IS The Bond Fund of America®—Class 1(4)	Fidelity® VIP Total Market Index Portfolio—Initial Class(1)	Thrivent Diversified Income Plus Portfolio(1)

American Funds IS Capital World Bond Fund®—Class 1(1)	Fidelity® VIP Value Portfolio—Initial Class(1)	Thrivent Global Stock Portfolio(1)

American Funds IS Global Growth Fund—Class 1(1)	Fidelity® VIP Value Strategies Portfolio—Service Class 2(1)	Thrivent Large Cap Growth Portfolio(1)

American Funds IS Global Small Capitalization Fund—Class 1(1)	Invesco V.I. Capital Appreciation Fund—Series I Shares(1)	Thrivent Mid Cap Index Portfolio(1)

American Funds IS Growth Fund—Class 1(1)	Invesco V.I. Core Plus Bond Fund— Series I Shares(1)	Thrivent Mid Cap Stock Portfolio(1)

American Funds IS Growth-Income Fund—Class 1(1)	Invesco V.I. EQV International Equity Fund—Series I Shares(1)	Thrivent Small Cap Index Portfolio(1)

American Funds IS International Fund—Class 1(1)	Invesco V.I. Global Real Estate Fund—Series I Shares(1)	TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares(1)

American Funds IS New World Fund®—Class 1(1)	Inesco V.I. Main Street Mid Cap Fund®—Series I Shares(1)	TOPS® Balanced ETF Portfolio—Class 2 Shares(1)

American Funds IS Washington Mutual Investors FundSM—Class 1(1)	Janus Henderson Enterprise Portfolio—Institutional Shares(1)	TOPS® Conservative ETF Portfolio—Class 2 Shares(1)

BlackRock® Global Allocation V.I. Fund—Class I(1)	Janus Henderson Flexible Bond Portfolio—Institutional Shares(1)	TOPS® Growth ETF Portfolio—Class 2 Shares(1)

BlackRock® High Yield V.I. Fund—Class I(1)	Janus Henderson Forty Portfolio— Institutional Shares(1)	TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares(1)

BNY Mellon IP Technology Growth Portfolio—Initial Shares(1)	Janus Henderson Global Research Portfolio—Institutional Shares(1)	TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares(1)

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares(3)	Lazard Retirement International Equity Portfolio—Service Shares(1)	TOPS® Moderate Growth ETF Portfolio—Class 2 Shares(1)

BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares(1)	Lord Abbett Series Fund Developing Growth Portfolio—Class VC(1)	VanEck VIP Emerging Markets Bond Fund—Initial Class Shares(1)

ClearBridge Variable Appreciation Portfolio—Class I(1)	Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC(1)	Victory RS Small Cap Growth Equity VIP Series—Class I Shares(1)

ClearBridge Variable Large Cap Growth Portfolio—Class I(1)	LVIP Baron Growth Opportunities Fund—Service Class(1)	Voya High Yield Portfolio—Class I(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	LVIP Baron Growth Opportunities Fund—Standard Class(1)	Voya Index Solution 2030 Portfolio—Class Z(1)

Columbia Variable Portfolio—Disciplined Core Fund—Class 1(1)	LVIP Delaware Limited-Term Diversified Income Fund—Standard Class(1)	Voya Index Solution 2040 Portfolio—Class Z(1)

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1(1)	LVIP Delaware Value Fund— Standard Class(1)	Voya Index Solution 2050 Portfolio—Class Z(1)

Report of Independent Registered Public Accounting Firm (Continued)

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1(3)	LVIP Franklin Templeton Multi- Factor Emerging Markets Equity Fund—Standard Class(1)	Voya Limited Maturity Bond Portfolio—Class I(1)

Columbia Variable Portfolio—Strategic Income Fund—Class 1(1)	LVIP Franklin Templeton Multi- Factor International Equity Fund—Standard Class(1)	Voya MidCap Opportunities Portfolio—Class I(1)

Davis Value Portfolio(1)	LVIP Mondrian International Value Fund—Standard Class(1)	Voya Russell™ Mid Cap Index Portfolio—Class I(1)

Delaware VIP® Emerging Markets Series—Standard Class(1)	LVIP SSgA Bond Index Fund—Standard Class(1)	Voya Small Company Portfolio—Class I(1)

Delaware VIP® International Series—Standard Class(1)	LVIP SSgA Emerging Markets Equity Index Fund—Standard Class(1)	VY® JPMorgan Mid Cap Value Portfolio—Class I(1)

Delaware VIP® Small Cap Value Series—Standard Class(1)	LVIP SSgA International Index Fund—Standard Class(1)	VY® JPMorgan Small Cap Core Equity Portfolio—Class I(1)

DFA VA Global Bond Portfolio(1)	MFS® Global Growth Portfolio—Initial Class(1)	VY® Morgan Stanley Global Franchise Portfolio—Class R6(1)

DFA VA Global Moderate Allocation Portfolio(1)	MFS® Global Real Estate Portfolio—Initial Class(1)	VY® T. Rowe Price Capital Appreciation Portfolio—Class I(1)

DFA VA International Small Portfolio(1)	MFS® Global Tactical Allocation Portfolio—Initial Class(1)	Western Asset Core Plus VIT Portfolio—Class I(1)

DFA VA International Value Portfolio(1)

(1) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2) Statement of operations and statement of changes in net assets for the period September 29, 2023 (commencement of operations) through December 31, 2023

(3) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period May 1, 2022 (commencement of operations) through December 31, 2022

(4) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian and the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 4, 2024

We have served as the auditor of one or more of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I since 1998.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

FINANCIAL STATEMENTS

AND SUPPLEMENTAL SCHEDULES

(STATUTORY BASIS)

December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory basis financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2023 and 2022, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017

T: (646) 471 3000, www.pwc.com/us

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
February 28, 2024

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2023	2022

	(in millions)
Assets
Bonds	$102,056	$93,817
Common and preferred stocks	659	1,285
Mortgage loans	15,484	15,544
Policy loans	928	862
Other invested assets	3,583	3,721
Cash, cash equivalents and short-term investments	1,696	6,401
Derivatives	1,196	1,360

Total cash and invested assets	125,602	122,990
Investment income due and accrued	1,005	851
Admitted disallowed interest maintenance reserve	328	—
Interest in annuity contracts	10,774	10,236
Other assets	1,201	1,101
Separate accounts assets	55,405	49,808

Total assets	$194,315	$184,986

Liabilities, capital and surplus
Liabilities:
Policy reserves	$112,990	$109,695
Deposit funds	1,583	1,441
Policy claims	1,041	1,049
Separate accounts transfers due and accrued	(1,114)	(1,104)
Obligations under structured settlement agreements	10,774	10,236
Amounts payable under security lending agreements	678	675
Other liabilities	2,106	2,798
Interest maintenance reserve	—	(8)
Asset valuation reserve	1,939	1,890
Separate accounts liabilities	55,388	49,777

Total liabilities	185,385	176,449

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Special surplus for admitted disallowed interest maintenance reserve	328	—
Unassigned surplus	4,119	4,054

Total capital and surplus	8,930	8,537

Total liabilities, capital and surplus	$194,315	$184,986

See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

Years Ended December 31,
2023	2022	2021

	(in millions)
Income
Premiums	$16,743	$21,033	$14,012
Net investment income	5,276	4,304	4,261
Other income	1,129	1,093	1,073

Total income	23,148	26,430	19,346

Benefits and expenses
Benefit payments:
Death benefits	2,275	2,345	2,343
Annuity benefits	3,664	3,431	3,430
Surrender benefits	12,037	9,256	9,054
Other benefit payments	103	93	87

Total benefit payments	18,079	15,125	14,914
Additions to policy reserves	3,334	9,721	418
Net transfers (from)/to separate accounts	(648)	444	1,909
Operating expenses	1,710	1,645	1,432

Total benefits and expenses	22,475	26,935	18,673

Gain/(loss) from operations before federal and foreign income taxes	673	(505)	673
Federal and foreign income taxes	268	114	187

Net gain/(loss) from operations	405	(619)	486
Net realized capital gains/(losses), after taxes and transfers to interest maintenance reserve	188	(37)	(157)

Net income/(loss)	$593	$(656)	$329

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Capital and surplus, beginning of year	$8,537	$9,734	$9,448
Net increase/(decrease) due to:
Net income/(loss)	593	(656)	329
Change in net unrealized capital (losses)/gains on investments	(268)	(153)	589
Change in nonadmitted assets	(89)	(300)	(7)
Change in reserve valuation basis	31	—	536
Change in asset valuation reserve	(49)	(16)	(271)
Change in net deferred income tax	189	311	106
Dividends to parent	—	(400)	(942)
Prior period corrections	—	—	(77)
Other adjustments, net	(14)	17	23

Net increase/(decrease)	393	(1,197)	286

Capital and surplus, end of year	$8,930	$8,537	$9,734

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Cash flows from operating activities:
Premiums received	$16,730	$20,995	$13,623
Net investment income received	4,878	3,888	4,237
Other	1,130	1,095	1,080

Total received	22,738	25,978	18,940

Benefits and other payments	18,054	15,140	14,154
Net transfers (from)/to separate accounts	(635)	334	2,020
Operating expenses	1,548	1,580	1,356
Federal income taxes	235	101	285

Total paid	19,202	17,155	17,815

Net cash from/(used in) operating activities	3,536	8,823	1,125

Cash flows from investing activities:
Proceeds from investments sold	4,331	6,998	8,403
Proceeds from investments matured or repaid	9,850	8,889	12,844
Cost of investments acquired	(21,917)	(20,237)	(22,397)
Net change in policy loans	(66)	(9)	34

Net cash (used in)/from investing activities	(7,802)	(4,359)	(1,116)

Cash flows from financing and miscellaneous activities:
Dividends to New York Life	—	(400)	(942)
Other miscellaneous uses	(438)	574	(103)

Net cash (used in)/from financing and miscellaneous activities	(438)	174	(1,045)

Net (decrease)/increase in cash, cash equivalents and short-term investments	(4,704)	4,638	(1,036)
Cash, cash equivalents and short-term investments, beginning of year	6,401	1,763	2,799

Cash, cash equivalents and short-term investments, end of year	$1,697	$6,401	$1,763

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$556	$6,760	$1,348
Transfer of other invested assets investment to insurance affiliate in exchange for bonds	$—	$250	$—
Transfer of assets between bond investment and other invested assets	$23	$146	$66
Capitalized interest on bonds and mortgage loans	$76	$95	$119
Depreciation/amortization on fixed assets	$92	$73	$73
Low-income housing tax credit future commitments	$10	$68	$80
Transfer of mortgage loans to other invested assets	$3	$44	$72
Transfers between equity investment and equity investment	$40	$34	$5
Bonds to be announced commitments - purchased/sold	$—	$19	$1,535
Other invested assets stock distribution	$—	$6	$16
Dividend to New York Life paid in bonds	$—	$—	$402
Exchange of bonds to stocks	$—	$—	$3

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2023, 2022 and 2021

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

In 2021, the Company corrected its assumption of the duration in which bank owned life insurance policies paid premiums under the universal life (“UL”) Commissioners Reserve Valuation Methodology. As a result, the Company recorded a prior period correction decreasing surplus by $77 million in 2021.

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department, whereas under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income;

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

credit loss-related bond impairments that are deemed to be other than temporary are recorded as a direct write-down to the security without the ability to reverse those losses in the future if expected cash flows increase. Under U.S. GAAP, estimated credit losses on bonds classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase;

•

specific valuation allowances are established for the excess carrying value of a mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Under U.S. GAAP, a valuation allowance is established for expected credit losses. The valuation allowance under U.S. GAAP is based on historical experience, current economic conditions and reasonable and supportable forecasts;

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments;

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Residual interests in securitizations are reported as other invested assets at the lower of cost or fair value. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds (“ETFs”) and mutual funds, are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities backed by the U.S. government (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Residual tranches of securitizations are reported at the lower of cost or market.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Real Estate

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. For foreign currency swaps used under a fair value hedge designation, the Company excludes the cross-currency basis spread in its calculation of effectiveness as allowed under statutory accounting guidance. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities. Upon termination or maturity, the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR. The Company admits negative IMR up to 10% of its capital and surplus as required to be shown on the balance sheet of the statutory financial statements most recently filed with its domiciliary state insurance regulator, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, net deferred tax assets and admitted net negative IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with SSAP No. 101, Income Taxes, a replacement of SSAP 10R and SSAP 10. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of derivative liabilities, reinsurance payables, amounts payable for undelivered securities and payable to parent.

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include general risk of loss of investment, market volatility, interest rate, liquidity, credit, valuation, regulatory change, currency, geographic and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic. The Company has maintained effective operations and levels of policyholder service throughout the course of the pandemic.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The NAIC adopted revisions to SSAP No. 48 “Joint Ventures, Partnerships and Limited Liability Companies”, SSAP No. 30 “Common Stock” and SSAP No. 32 “Preferred Stock” regarding residual investments. The amended guidance clarified that equity investments issued from entities that are in substance securitization vehicles are to be reported as residual investments. The adoption of this guidance had no impact to the Company’s surplus, but required the reclassification of $3 million of investments in limited partnerships as residual investments.

The NAIC adopted INT 23-01, which is an interpretation that prescribes limited-time, optional, statutory accounting guidance as an exception to the existing guidance detailed in SSAP No. 7 “Asset Valuation Reserve and Interest Maintenance Reserve” and the annual statement instructions that requires non-admittance of a negative IMR. Under the INT, reporting entities are allowed to admit negative IMR if certain criteria are met. The adoption of this guidance allowed the Company to admit $328 million of negative IMR at December 31, 2023, which increased the Company’s total assets. There was no impact to net income from this change. New disclosures required under the INT have been included in Note 6 - Investments.

The NAIC adopted revisions to SSAP No. 86 “Derivatives”, which adopt with modification U.S. GAAP guidance in determining hedge effectiveness. More specifically, SSAP No. 86 was modified to incorporate measurement guidance for excluded components when measuring hedge effectiveness of foreign currency swaps and foreign currency forwards. In addition, new guidance was added regarding the portfolio layer method and partial term hedges for fair value hedges. The Company adopted this guidance on January 1, 2023 with no impact to surplus at adoption. New disclosures related to this guidance were added to Note 7 - Derivative Instruments and Risk Management.

The NAIC adopted revisions to SSAP No. 43R “Loan-Backed and Structured Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP 43R as those investments in a securitization that have no contractual payments, whether principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

The NAIC adopted revisions to SSAP No. 25 “Affiliates and Other Related Parties” in 2022, with additional revisions issued in 2023, to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP 25. Updates were also adopted in SSAP 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

The NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company’s contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform has no material impact to the Company’s surplus or net income at December 31, 2023.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2023 and 2022, were as follows (in millions):

	2023		2022
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$7,562	$7,396	$5,257	$5,138
Due after one year through five years(1)	40,965	39,741	35,959	34,142
Due after five years through ten years	25,625	23,810	26,066	23,167
Due after ten years	27,905	24,094	26,535	21,485

Total	$102,056	$95,041	$93,817	$83,932

(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $44 million and $2,126 million at December 31, 2023 and 2022, respectively, and cash equivalents with a carrying value of $1,875 million and $4,485 million at December 31, 2023 and 2022, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2023 and 2022, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2023
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,663	$12	$1,237	$4,438
All other governments	247	3	17	233
U.S. special revenue and special assessment	10,509	59	1,011	9,557
Industrial and miscellaneous unaffiliated	81,761	613	5,402	76,972
Parent, subsidiaries, and affiliates(1)	3,120	1	34	3,087
SVO identified funds	755	—	—	755

Total	$102,056	$687	$7,702	$95,041

(1) The balance includes $241 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2022
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,532	$4	$1,209	$4,327
All other governments	172	1	17	156
U.S. special revenue and special assessment	10,805	17	1,329	9,493
Industrial and miscellaneous unaffiliated	73,324	139	7,394	66,069
Parent, subsidiaries, and affiliates(1)	3,149	1	98	3,052
SVO identified funds	835	—	—	835

Total	$93,817	$162	$10,047	$83,932

(1) The balance includes $200 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2023 and 2022 (in millions):

	2023		2022
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$615	$(172)	$1,236	$(217)
Preferred stocks	44	(3)	49	(2)

Total	$659	$(175)	$1,285	$(219)

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2023 were 12.7% and 5.5% and funded during 2022 were 7.8% and 2.3%, respectively. For 2023 and 2022, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 92.4% (average percentage was 58.0% and 54.5% at December 31, 2023 and 2022, respectively). For 2023 and 2022, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 46.4% and 49.4% at December 31, 2023 and 2022, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $15,185 million and $15,457 million at December 31, 2023 and 2022, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

At December 31, 2023 and 2022, the distribution of the mortgage loan portfolio by property type and geographic location was as follows (in millions):

	2023		2022
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Industrial	$4,713	30.4%	$3,998	25.7%
Apartment buildings	4,225	27.3	4,672	30.1
Office buildings	3,304	21.3	3,752	24.1
Retail facilities	2,742	17.7	2,773	17.8
Hotels	301	1.9	330	2.1
Other	195	1.3	14	0.2
Residential	4	—	5	—

Total	$15,484	100.0%	$15,544	100.0%

	2023		2022
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$4,331	28.0%	$4,245	27.3%
Pacific	3,641	23.5	3,798	24.4
South Atlantic	3,530	22.8	3,598	23.1
Middle Atlantic	3,215	20.8	3,081	19.8
New England	673	4.3	805	5.2
Other	93	0.6	17	0.2

Total	$15,484	100.0%	$15,544	100.0%

At December 31, 2023 and 2022, mortgage loans of $110 million and $110 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

Fair value of the collateral for commercial mortgages (excluding credit loans) over $10 million is generally updated every three years, unless a more current appraisal is warranted. For portfolio loans, which are collateralized by multiple commercial properties, inspections are done every three years for approximately 50% of the properties in the portfolio. Commercial mortgages less than $10 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from rising interest rates or distress in the market due to return to work issues. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2023 and 2022, LTVs on the Company’s mortgage loans were as follows (in millions):

	2023
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$—	$254	$—	$—	$—	$—	$—	$254
91% to 95%	6	47	—	110	—	—	8	171
81% to 90%	70	462	—	203	36	—	—	771
71% to 80%	91	394	110	254	—	—	14	862
Below 70%	4,059	2,147	4,603	2,176	265	4	173	13,426

Total	$4,225	$3,304	$4,713	$2,742	$301	$4	$195	$15,484

	2022
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$14	$107	$—	$—	$—	$—	$—	$121
91% to 95%	—	—	—	110	—	—	—	110
81% to 90%	—	17	—	109	23	—	—	149
71% to 80%	279	257	91	308	40	—	2	977
Below 70%	4,379	3,371	3,907	2,246	267	5	12	14,187

Total	$4,672	$3,752	$3,998	$2,773	$330	$5	$14	$15,544

At December 31, 2023 and 2022, impaired mortgage loans were as follows (in millions):

	2023
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$—	$—	$—
Commercial	191	72	110	150	14	11

Total	$191	$72	$110	$150	$14	$11

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2022
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$1	$—	$—
Commercial	—	—	110	58	8	8

Total	$—	$—	$110	$59	$8	$8

Other Invested Assets

The carrying value of other invested assets at December 31, 2023 and 2022 consisted of the following (in millions):

	2023	2022
Investment in MCF	$1,238	$1,316
Limited partnerships and limited liability companies	1,515	1,476
Other investments	509	623
Real estate investment property	91	93
LIHTC investments	217	197
Loan to affiliate	13	16

Total other invested assets	$3,583	$3,721

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2023, 2022 and 2021 consisted of the following (in millions):

	2023		2022		2021
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$345	$(79)	$176	$29	$137	$169
Limited partnerships and limited liability companies	28	(58)	11	(12)	42	176
Other investments	25	(5)	11	(7)	9	—
Real estate investment property	17	—	22	—	11	—
LIHTC investments	(17)	—	(10)	—	(12)	—
Loans to affiliates	1	—	1	—	—	—

Total other invested assets	$399	$(142)	$211	$10	$187	$345

(1) Includes unrealized foreign exchange gains (losses) of $2 million, $(18) million and less than $1 million in 2023, 2022, and 2021, respectively.

Investment in MCF consists of the Company’s equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in leveraged buy-out funds, mezzanine funds, real estate funds, and other private equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Other investments consist primarily of investments in surplus notes, preferred units of limited partnerships, residual tranches of securitizations, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 13 years. During 2023, 2022 and 2021, the Company recorded amortization on these investments under the proportional amortized cost method of $17 million, $10 million, and $12 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $20 million, $12 million, and $15 million for 2023, 2022 and 2021, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 years to 16 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.

Assets on Deposit or Pledged as Collateral

At December 31, 2023 and 2022, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2023
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.3%	0.3%
Subject to reverse repurchase agreements	210	185	25	—	210	0.1	0.1
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding Federal Home Loan Bank (“FHLB”) capital stock	37	38	(1)	—	37	0.0	0.0
FHLB capital stock	25	25	—	—	25	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Pledged as collateral not captured in other categories	10	3	7	—	10	0.0	0.0

Total restricted assets	$961	$930	$31	$—	$961	0.5%	0.5%

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2022
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	185	140	45	—	185	0.1	0.1
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding FHLB capital stock	38	40	(2)	—	38	0.0	0.0
FHLB capital stock	25	29	(4)	—	25	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Pledged as collateral not captured in other categories	3		3	—	3	0.0	0.0

Total restricted assets	$930	$888	$42	$—	$930	0.5%	0.5%

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2023, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2023 was $688 million with a fair value of $658 million. At December 31, 2022, the carrying value was $740 million, with a fair value of $657 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $707 million and $701 million at December 31, 2023 and 2022, respectively.

At December 31, 2023, the carrying value and fair value of securities held under agreements to purchase and resell was $210 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 5.3%. At December 31, 2022, the carrying value and fair value of securities held under agreements to purchase and resell was $185 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of three days and a weighted average yield of 4.3%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2023 and 2022, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2023 and 2022, the Company was not a party to any dollar repurchase agreements in the separate accounts.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Received

At December 31, 2023 and 2022, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2023
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	838	838	0.6	0.6

Total	$1,513	$1,513	1.1%	1.1%

	2022
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	831	831	0.6	0.6

Total	$1,506	$1,506	1.1%	1.1%

	2023		2022
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.5%	$675	0.5%
Other liabilities (derivatives)	823	0.6	813	0.6
Separate accounts liabilities (derivatives)	14	—	17	—

Total	$1,513	1.1%	$1,506	1.1%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2023 and 2022 (in millions):

	2023
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$84	$—	$—	$—	$—	$84
U.S. government corporation & agencies	1	—	—	—	—	1
Foreign governments	3	—	—	—	—	3
U.S. corporate	498	—	—	—	—	498
Foreign corporate	89	—	—	—	—	89

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

	2022
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$1	$—	$—	$—	$—	$1
Foreign governments	4	—	—	—	—	4
U.S. corporate	538	—	—	—	—	538
Foreign corporate	132	—	—	—	—	132

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

At December 31, 2023 and 2022, there were no separate account securities cash collateral received under securities lending agreements.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2023 and 2022 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2023		2022
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	429	429	512	512
31 to 60 days	37	37	—	—
61 to 90 days	42	42	—	—
91 to 120 days	—	—	—	—
121 to 180 days	6	6	—	—
181 to 365 days	36	36	18	18
1 to 2 years	86	86	104	103
2 to 3 years	70	70	68	68
Greater than 3 years	—	—	—	—

Total collateral reinvested	$706	$707	$702	$701

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2023 and 2022 (in millions):

	2023		2022
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$—	$—	$—	$—
2 Days to 1 Week	$221	$210	$199	$185
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2023 and 2022, the Company did not have any defaulted reverse repurchase agreements.

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2023 and 2022 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2023	$221	$210
Third Quarter 2023	$224	$210
Second Quarter 2023	$222	$221
First Quarter 2023	$221	$206

Fourth Quarter 2022	$199	$185
Third Quarter 2022	$174	$151
Second Quarter 2022	$141	$131
First Quarter 2022	$141	$131

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2023 and 2022 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2023	$—	$—	$—	$226
Third Quarter 2023	$—	$—	$—	$228
Second Quarter 2023	$—	$—	$—	$226
First Quarter 2023	$—	$—	$—	$225

Fourth Quarter 2022	$—	$—	$—	$203
Third Quarter 2022	$—	$—	$—	$177
Second Quarter 2022	$—	$—	$—	$144
First Quarter 2022	$—	$—	$—	$143

Ending Balance
Fourth Quarter 2023	$—	$—	$—	$215
Third Quarter 2023	$—	$—	$—	$214
Second Quarter 2023	$—	$—	$—	$226
First Quarter 2023	$—	$—	$—	$210

Fourth Quarter 2022	$—	$—	$—	$189
Third Quarter 2022	$—	$—	$—	$154
Second Quarter 2022	$—	$—	$—	$133
First Quarter 2022	$—	$—	$—	$133

At December 31, 2023, and 2022, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

General Account	2023			2022
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds—amortized cost	9	$14	$13	2	$1	$1
Loan-backed and structured securities -amortized cost	43	44	47	28	11	12

Total general account	52	$58	$60	30	$12	$13

Separate account:
Loan-backed and structured securities -amortized cost	2	$—	$1	2	$1	$1

Total separate account	2	$—	$1	2	$1	$1

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2023 and 2022, and reacquired within 30 days of the sale date are as follows ($ in millions):

2023
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	1	$1	$1	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		5	—	—	—

		6	$1	$1	$—

(1) Book value of securities sold and cost of securities repurchased are both less than a million.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

2022
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		1	—	—	—

		1	$—	$—	$—

(1) Book value of securities sold and cost of securities repurchased are both less than $1 million.

Admitted Negative IMR

The Company admitted all of its negative IMR in the general account and the insulated separate accounts at December 31, 2023, which was $328 million and less than a million, respectively. Of the $328 million in the general account, $68 million relates to cumulative realized gains on bonds and $396 million relates to cumulative realized losses on derivatives. The Company’s IMR balance includes interest-related realized gains and losses arising from sales of its fixed income investments that are done in compliance with the Company’s investment management policies. The Company’s IMR balance includes interest-related realized gains and losses arising from sales of its fixed income investments that are made in compliance with the Company’s investment management policies. The Company engages in prudent portfolio management that may require sales of its fixed income investments in order to rebalance the portfolio and match the duration of the Company’s insurance liabilities. Proceeds from the sale of fixed income investments made for these purposes are reinvested in similar assets. If sales are executed due to liquidity pressures related to the Company’s insurance contracts (i.e., excess withdrawal activity), any related realized gains and losses are not deferred into the IMR. The Company did not have any excess withdrawals as of December 31, 2023.

The Company’s general account IMR balance includes interest-related losses on derivatives of $396 million. This amount includes gross gains of $104 million and gross losses of $432 million on derivatives that were reported at amortized cost; and gross gains of $329 million and gross losses of $397 million on derivatives that were reported at fair value. There were no gains or losses in the insulated separate accounts. The Company uses different derivative instruments to manage interest rate risk. Derivatives trading is made in accordance with the Company’s investment management policies and is in accordance with the Company’s derivatives use plan, which is filed with NYSDFS. The Company is allowed to include realized gains and losses arising from the sale of derivatives carried at fair value while held s as the Company’s policy has historically been to defer in the IMR realized gains and losses from all of its interest rate hedges where the underlying is subject to the IMR regardless of whether the derivative is reported at fair value or amortized cost.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Negative IMR was admitted up to 10% of the Company’s adjusted Capital and Surplus. Capital and Surplus was adjusted to exclude net positive admitted goodwill, electronic data processing equipment and operating system software, admitted negative IMR, and net deferred tax assets. The computation of adjusted Capital and Surplus for purposes of negative IMR admissibility is included below (in millions):

	Calculation of Limitation as of
	September 30, 2023	December 31, 2023
Capital and surplus	$8,711
Less:
Admitted positive goodwill	—
Admitted EDP equipment and operating system software	—
Admitted net deferred taxes	605
Exclude admitted disallowed IMR-GA	$296
Exclude admitted disallowed IMR-SA	$—

Total adjustments	901

Adjusted capital and surplus	$7,810

Limitation on amount of negative IMR (adjusted capital and surplus times 10%)	$781
Current period reported admitted negative IMR in GA		$328
Current period negative IMR, reported as an asset in the Separate Accounts		—

Total admitted negative IMR		$328
Current period admitted negative IMR as a % of prior period adjusted capital and surplus		4%

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2023 and 2022, the Company held collateral for derivatives of $574 million and $710 million, respectively, including $73 million and $169 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $10 million and $7 million at December 31, 2023 and 2022, respectively.

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2023 and 2022 (in millions):

	2023
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$265	$15	$3	$16	$2
Interest rate swaps	Interest	12	1	—	—	—

Subtotal cash flow hedges		276	15	3	16	2
Fair value hedges:
Foreign currency swaps	Currency	1,025	36	36	32	26
Replications:
Bond forwards	Interest	250	—	82	—	—
Credit default swaps	Interest	275	5	—	2	—

Subtotal replications		525	5	82	2	—

Total derivatives qualifying and designated		1,826	56	122	49	28

Derivatives not designated:
Foreign currency forwards	Currency	238	2	3	2	3
Foreign currency swaps	Currency	3,828	410	28	410	28
Futures	Interest	459	1	—	1	—
Equity options	Equity	14,281	222	—	222	—
Interest rate options	Interest	4,574	20	—	20	—
Interest rate swaps	Interest	8,633	492	162	492	162
Bond forwards	Interest	225	—	11	—	11

Total derivatives not designated		32,237	1,147	205	1,147	205

Total derivatives		$34,063	$1,203	$327	$1,196	$233

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2022
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$277	$29	$1	$25	$—
Interest rate swaps	Interest	12	1	—	—	—

Subtotal cash flow hedges		289	30	1	25	—
Replications:
Bond forwards	Interest	900	—	308	—	—
Credit default swaps	Interest	250	3	—	3	—

Subtotal replications		1,150	3	308	3	—

Total derivatives qualifying and designated		1,439	33	309	28	—

Derivatives not designated:
Foreign currency forwards	Currency	335	5	12	5	12
Foreign currency swaps	Currency	4,313	721	4	721	4
Futures	Interest	173	—	—	—	—
Equity options	Equity	3,391	52	—	52	—
Interest rate options	Interest	6,015	73	—	73	—
Interest rate swaps	Interest	8,588	481	310	481	310

Total derivatives not designated		22,815	1,332	326	1,332	326

Total derivatives		$24,254	$1,365	$635	$1,360	$326

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2023, 2022 and 2021 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Foreign currency swaps	$(12)	$20	$11	$2	$1	$2	$3	$3	$2
Interest rate swaps	—	—	—	—	—	—	—	—	1

Total	$(12)	$20	$11	$2	$1	$2	$3	$3	$3

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Fair Value Hedges

The Company’s fair value hedges primarily consist of hedges of foreign currency denominated assets whereby the Company enters into foreign currency swaps to hedge its foreign currency exposure. Derivative instruments used in fair value hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company excludes the cross-currency basis spread in its foreign currency swaps from the assessment of effectiveness as allowed under SSAP No. 86. The fair value of the cross-currency basis spread on the Company’s foreign currency swaps, which was excluded from the assessment of effectiveness at December 31, 2023 was $(7) million.

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Foreign currency swaps	$(37)	$—	$—	$1	$—	$—	$7	$—	$—

Total	$(37)	$—	$—	$1	$—	$—	$7	$—	$—

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2023, 2022 and 2021 (in millions):

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Bond forwards	$—	$—	$—	$(227)	$(29)	$(173)	$7	$12	$19
Credit default swaps	—	—	—	—	—	—	—	1	—

Total	$—	$—	$—	$(227)	$(29)	$(173)	$7	$13	$19

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2023, 2022 and 2021 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Equity options	$61	$(14)	$5	$23	$(8)	$(4)	$—	$—	$—
Foreign currency forwards	6	(13)	19	(12)	39	—	—	—	—
Foreign currency swaps	(293)	420	161	42	(12)	(3)	52	61	42
Futures	(8)	—	—	(11)	(5)	(87)	—	—	—
Interest rate options	(54)	40	3	(10)	1	5	1	(3)	(6)
Interest rate swaps	152	(59)	(27)	6	—	(4)	(102)	(3)	22
Bond forwards	(11)	—	—	—	—	—	—	—	—
Total return swap	—	—	73	—	—	(147)	—	—	—

Total	$(146)	$374	$234	$37	$15	$(240)	$(48)	$55	$58

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed, VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2023 and 2022 are attributed to the following products or transactions (in millions):

	2023		2022
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$35,691	$37	$32,602	$38
VUL insurance products non-guaranteed	13,116	—	10,550	2
UL insurance products guaranteed	6,313	39	6,404	34
VUL insurance products guaranteed	189	20	156	22

Total	$55,309	$96	$49,712	$96

(1) Separate accounts assets classified as not legally insulated support $59 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $17 million of surplus, $17 million of derivatives, $2 million of payable for securities, and $1 million of other liabilities.

(2) Separate accounts assets classified as not legally insulated support $40 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $31 million of surplus, $20 million of derivatives, $3 million of other liabilities, and $2 million of payable for securities.

Guaranteed Separate Accounts

The Company maintains four guaranteed separate accounts for UL insurance policies and one guaranteed separate account for a private placement VUL policy, with assets of $6,562 million and $6,615 million at December 31, 2023 and 2022, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $48,844 million and $43,193 million at December 31, 2023 and 2022, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2023	$65
2022	$67
2021	$62
2020	$57
2019	$54

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2023	$12
2022	$12
2021	$4
2020	$5
2019	$3

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2023 and 2022 is as follows (in millions):

	2023
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$3,046	$3,046

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$47,728	$47,728
Amortized cost	5,792	710	—	6,502

Total reserves	$5,792	$710	$47,728	$54,230

By withdrawal characteristics:
With fair value adjustment	$5,792	$710	$—	$6,502
At fair value	—	—	47,728	47,728

Total reserves	$5,792	$710	$47,728	$54,230

	2022
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$2,539	$2,539

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$42,088	$42,088
Amortized cost	6,035	516	—	6,551

Total reserves	$6,035	$516	$42,088	$48,639

By withdrawal characteristics:
With fair value adjustment	$6,035	$516	$—	$6,551
At fair value	—	—	42,088	42,088

Total reserves	$6,035	$516	$42,088	$48,639

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2023	2022	2021
Transfers to separate accounts	$3,046	$2,540	$4,058
Transfers from separate accounts	(3,694)	(2,096)	(2,211)

Net transfers (from)/to separate accounts	$(648)	$444	$1,847

Reconciling Adjustment:
Change in reserve valuation basis(1)	$—	$—	$62

Net transfers (from)/to separate accounts	$(648)	$444	$1,909

(1) Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2023 and 2022, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2023 and 2022 (in millions):

	2023
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$95,041	$102,056	$755	$89,789	$4,497	$—
Preferred stocks	44	44	—	16	28	—
Common stocks(1)	615	615	590	—	25	—
Mortgage loans	14,534	15,484	—	—	14,534	—
Cash, cash equivalents and short-term investments	1,696	1,696	217	1,479	—	—
Derivatives	1,203	1,196	—	1,203	—	—
Derivatives collateral	137	137	—	137	—	—
Other invested assets(1)	598	593	—	126	472	—
Investment income due and accrued	1,005	1,005	—	1,005	—	—
Separate accounts assets	54,822	55,405	47,291	5,012	934	1,585

Total assets	$169,695	$178,231	$48,853	$98,767	$20,490	$1,585

Liabilities:
Deposit fund contracts:
Annuities certain	$1,219	$1,257	$—	$—	$1,219	$—
Derivatives	327	233	—	327	—	—
Derivatives collateral	823	823	—	823	—	—
Amounts payable under securities lending agreements	678	678	—	678	—	—
Payable to parent and affiliates	131	131	—	131	—	—
Separate accounts liabilities - derivatives	22	18	—	18	4	—

Total liabilities	$3,200	$3,140	$—	$1,977	$1,223	$—

(1) Excludes investments accounted for under the equity method.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	2022
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$83,932	$93,817	$835	$79,509	$3,588	$—
Preferred stocks	49	49	—	15	34	—
Common stocks(1)	1,236	1,236	1,057	7	116	56
Mortgage loans	14,360	15,544	—	—	14,360	—
Cash, cash equivalents and short-term investments	6,401	6,401	170	6,231	—	—
Derivatives	1,365	1,360	—	1,361	4	—
Derivatives collateral	306	306	—	306	—	—
Other invested assets(1)	528	528	—	114	414	—
Investment income due and accrued	851	851	—	851	—	—
Separate accounts assets	49,048	49,808	42,069	4,838	994	1,147

Total assets	$158,076	$169,900	$44,131	$93,232	$19,510	$1,203

Liabilities:
Deposit fund contracts:
Annuities certain	$1,010	$1,077	$—	$—	$1,010	$—
Derivatives	635	326	—	635	—	—
Derivatives collateral	813	813	—	813	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	140	140	—	140	—	—
Separate accounts liabilities - derivatives	27	22	—	22	5	—

Total liabilities	$3,300	$3,053	$—	$2,285	$1,015	$—

(1) Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,117 million and a fair value of $2,106 million at December 31, 2023, and a carrying value of $2,187 million and a fair value of $2,128 million at December 31, 2022. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $740 million at December 31, 2023, and a carrying value of $762 million and a fair value of $729 million at December 31, 2022. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of LIHTC investments and surplus notes, an affiliated loan, preferred units of a limited partnership, and other investments with characteristics of debt. Surplus Notes are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of the affiliated loan and the LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of investments with debt characteristics and the fair value of the majority of residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3. The fair value of the preferred units in a limited partnership is derived internally based on market comparable preferred units and recent transactions by the limited partnership. The valuation technique used required inputs that were both unobservable and significant and therefore classified as Level 3.

Separate Accounts Assets

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2023
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-Strategy	$1,474	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	51	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	—	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	56	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	—	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,585	$—

2022
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-Strategy	$1,067	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	27	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	24	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	25	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	56	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,203	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Accounts Liabilities – Derivatives

For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2023 and 2022 (in millions):

	2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$755	$—	$—	$—	$755
Non-agency ABS	—	—	—	—	—

Total bonds	755	13	—	—	768
Preferred stocks	—	15	28	—	43
Common stocks	590	—	25	—	615
Derivatives	1	1,146	—	—	1,147
Separate accounts assets	47,260	9	—	1,585	48,854
Other invested assets	—	—	158	—	158

Total assets at fair value	$48,606	$1,183	$211	$1,585	$51,585

Liabilities at fair value
Derivatives	$—	$205	$—	$—	$205
Separate accounts liabilities - derivatives(1)	—	2	—	—	2

Total liabilities at fair value	$—	$207	$—	$—	$207

(1) Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$835	$—	$—	$—	$835
Non-agency ABS	—	—	6	—	6

Total bonds	835	—	6	—	841
Preferred stocks	—	15	34	—	49
Common stocks	1,057	7	116	56	1,236
Derivatives	—	1,328	4	—	1,332
Separate accounts assets	42,046	9	17	1,147	43,219
Other invested assets	—	—	87	—	87

Total assets at fair value	$43,938	$1,359	$264	$1,203	$46,764

Liabilities at fair value
Derivatives	$—	$326	$—	$—	$326
Separate accounts liabilities - derivatives(1)	—	3	—	—	3

Total liabilities at fair value	$—	$329	$—	$—	$329

(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2023 and 2022 (in millions):

2023
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	6	—	(6)	—	—	—	—	—	—	—

Total bonds	6	—	(6)	—	—	—	—	—	—	—
Preferred Stocks	34	—	—	(1)	(5)	—	—	—	—	28
Common stocks	116	—	—	67	(79)	—	—	(79)	—	25
Derivatives	4	—	(4)	—	—	—	—	—	—	—
Separate accounts assets	17	—	(3)	11	(13)	—	—	(12)	—	—
Other invested assets	87	38	—	(30)	(6)	78	—	(9)	—	158

Total	$264	$38	$(13)	$47	$(103)	$78	$—	$(100)	$—	$211

2022
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	12	—	(3)	—	(1)	7	—	—	(9)	6

Total bonds	12	—	(3)	—	(1)	7	—	—	(9)	6
Preferred stocks	34	—	—	—	—	—	—	—	—	34
Common stocks	74	—	—	—	46	2	—	(6)	—	116
Derivatives	—	—	—	(3)	7	—	—	—	—	4
Separate accounts assets	8	—	—	(1)	10	—	—	—	—	17
Other invested assets	87	—	—	—	—	—	—	—	—	87

Total	$215	$—	$(3)	$(4)	$62	$9	$—	$(6)	$(9)	$264

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $38 million for the year ended December 31, 2023, which primarily relates to residual tranches of securitizations that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $13 million for the year ended December 31, 2023, which primarily relates to $6 million of non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period; and derivatives securities of $4 million and separate account derivatives securities of $3 million that had price level changes from 3 to 2 due to increase in interest rates in 2023 which changed the market to active and observable.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 is less than $1 million for the year ended December 31, 2022, which primarily relates to a U.S. corporate security measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $3 million for the year ended December 31, 2022, which primarily relates to non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

There were no liabilities measured at fair value at December 31, 2023 and 2022.

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2023, 2022, and 2021 were as follows (in millions):

	2023	2022	2021
Bonds	$4,091	$3,361	$3,319
Common and preferred stocks	33	23	32
Mortgage loans	757	638	632
Policy loans	53	53	64
Other invested assets[1]	419	221	197
Short-term investments	156	55	2
Derivative instruments	(30)	71	80

Gross investment income	5,479	4,422	4,326
Investment expenses	(266)	(192)	(169)

Net investment income	5,213	4,230	4,157
Net gain from separate accounts	60	46	56
Amortization of IMR	3	28	48

Net investment income, including net gain from separate accounts and amortization of IMR	$5,276	$4,304	$4,261

(1) Includes real estate net investment income of $17 million, $22 million, and $11 million for the years ended December 31, 2023, 2022, and 2021, respectively. Includes dividend received from MCF of $345 million, $176 million and $137 million for the years ended December 31, 2023, 2022, and , 2021, respectively. Refer to Note 11 – Related Party Transactions.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2023 and 2022, the Company reported admitted due and accrued investment income of $1,005 million and $851 million, respectively. At December 31, 2023 and 2022, the Company did not have any nonadmitted due and accrued investment income on bonds. For certain fixed income instruments, the contractual agreement allows the issuer/borrower to defer interest (Paid-in-Kind interest). When interest is deferred, it is capitalized into principal. At December 31, 2023, the Company had paid-in-kind interest of $469 million, which has been included in the principal amount of the Company’s bonds of $432 million and mortgage loans of $36 million.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	2023		2022		2021
	General Account(1)	Separate Account	General Account(1)	Separate Account	General Account(1)	Separate Account
Number of cusips	30	11	146	77	302	177
Investment income	$4	$1	$39	$3	$137	$8

(1) Included in the net investment income on bonds. Refer to net investment income table above.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2023, 2022, and 2021, net realized capital gains (losses) were as follows (in millions):

	2023	2022	2021
Bonds	$(167)	$(110)	$160
Mortgage loans	(3)	(12)	4
Common and preferred stocks	305	45	73
Other invested assets	(61)	18	(9)
Derivatives	(186)	(12)	(408)

Net realized capital losses before tax and transfers to the IMR	(112)	(71)	(180)
Less:
Capital gains tax (benefit)/expense	(41)	16	47
Net realized capital losses after tax transferred to IMR	(259)	(50)	(70)

Net realized capital gains/(losses) after tax and transfers to the IMR	$188	$(37)	$(157)

Proceeds from investments in bonds sold were $3,342 million, $3,940 million, and $1,857 million for the years ended December 31, 2023, 2022, and 2021, respectively. Gross gains of $19 million, $42 million, and $169 million in 2023, 2022 and 2021, respectively, and gross losses of $130 million, $78 million, and $26 million in 2023, 2022, and 2021, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2023, 2022 and 2021 (in millions):

	2023	2022	2021
Bonds	$22	$72	$23
Common and preferred stocks	33	14	3
Other invested assets	59	27	6
Mortgage Loans	3	12	—

Total	$117	$125	$32

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2023 and 2022 (in millions):

	2023
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$636	$113	$3,222	$1,124	$3,858	$1,237
All other governments	22	1	142	16	164	17
U.S. Special Revenue and Special Assessment	881	68	7,013	943	7,894	1,011
Industrial and miscellaneous unaffiliated	6,557	430	51,349	4,989	57,906	5,419
Parent, subsidiaries, and affiliates(2)	139	1	2,839	33	2,978	34
SVO identified Funds	—	—	212	18	212	18

Total bonds	8,235	613	64,777	7,123	73,012	7,736

Equity securities (unaffiliated)
Common stocks	67	8	1	—	68	8
Preferred stocks	—	—	—	—	—	—

Total equity securities	67	8	1	—	68	8

Total	$8,302	$621	$64,778	$7,123	$73,080	$7,744

(1) Includes unrealized losses related to NAIC 6 bonds of $17 million and $18 million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2022
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$3,921	$1,185	$132	$24	$4,053	$1,209
All other governments	98	11	34	6	132	17
U.S. Special Revenue and Special Assessment	8,247	1,291	208	38	8,455	1,329
Industrial and miscellaneous unaffiliated	55,347	6,524	6,734	870	62,081	7,394
Parent, subsidiaries, and affiliates(2)	2,789	76	208	22	2,997	98

Total bonds	70,402	9,087	7,316	960	77,718	10,047

Equity securities (unaffiliated)
Common stocks	1,048	77	19	—	1,067	77
Preferred stocks	3	1	—	—	3	1

Total equity securities	1,051	78	19	—	1,070	78

Total	$71,453	$9,165	$7,335	$960	$78,788	$10,125

(1) Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.

(2) The unrealized losses include $3 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

At December 31, 2023, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,211 and 371 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,443 million or 96% is related to unrealized losses on investment grade securities and $293 million or 4% is related to below investment grade securities. At December 31, 2022, the gross unrealized loss on bonds and equity securities was comprised of approximately 11,372 and 630 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $9,614 million, or 96%, is related to unrealized losses on investment grade securities and $433 million, or 4%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $2,943 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $86 million for six months or less, $406 million for greater than six months through 12 months, and $2,451 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

The change in unrealized capital gains (losses) for the years ended December 31, 2023, 2022 and 2021 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Bonds	$27	$(42)	$(2)	$236	$(351)	$(113)	$263	$(393)	$(115)
Preferred Stocks	(3)	(2)	17	—	—	—	(3)	(2)	17
Common stocks unaffiliated	(182)	(210)	231	11	(7)	(18)	(172)	(217)	213
Mortgage loans	(72)	4	(3)	—	—	—	(72)	4	(3)
Other invested assets	(144)	28	345	2	(18)	—	(142)	10	345
Cash, cash equivalents and short-term investments	—	—	—	2	2	—	2	2	—
Derivatives	(195)	393	244	—	—	—	(195)	393	244

Total change in unrealized on investments	(569)	171	832	251	(374)	(131)	(319)	(203)	701

Capital gains tax (benefit) expense	(50)	(49)	112	—	—	—	(50)	(49)	112

Total change in unrealized gains (losses), net of tax	$(519)	$220	$720	$251	$(374)	$(131)	$(268)	$(154)	$589

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2023 and 2022, the Company made no capital contribution to MCF. For the year ended December 31, 2021, the Company made capital contributions to MCF of $66 million.

Dividend Distributions

For the year ended December 31, 2023, the Company paid no cash dividend to its parent company, New York Life. For the years ended December 31, 2022 and 2021, the Company paid a cash dividend to its parent company, New York Life, in the amount of $400 million and $942 million, respectively.

For the years ended December 31, 2023, 2022 and 2021, the Company received dividend distributions from MCF of $345 million, $176 million and $137 million, respectively.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2023 and 2022:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015 (last amended as of 12/31/2022)	MCF	Non- insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the (“MCF Note Agreement”) and acquired a variable funding note issued by MCF. The note was most recently reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to Life Insurance Company of North America (“LINA”), direct wholly owned subsidiaries of the Company. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company), and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.

12/23/2004 (last amended as of 12/30/2022)	New York Life Capital Corporation (“NYLCC”)	Non- insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2023 and 2022, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow in the amount of up to $3,500 million. At December 31, 2023 and 2022, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend in the amount of up to $900 million. During 2021, NYLIC borrowed and repaid a $600 million loan to the Company. $3,288 of interest was paid, and there was no outstanding balance due at December 31, 2021. At December 31, 2023 and 2022, the Company has not borrowed under this agreement.

Service Agreements:

4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non- insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/ or wholesale distributor of the Company’s variable products. For the years ended December 31, 2023, 2022 and 2021, the Company received service fees of $40 million, $44 million and $50 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Amended and restated at 5/29/2009	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2023, 2022 and 2021, the fees incurred associated with these services and facilities, amounted to $983 million, $915 million and $862 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. A real estate property acquired through foreclosure is called REO Portfolio. The Company’s interests in the ownership of REO Portfolio is called REO Ownership Interest. Certain real estate investments acquired may have similar ownership interests through a participation. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $15,221 million and $15,495 million as of December 31, 2023 and 2022, respectively. There’s no REO in the form of participations owned by the Company as of December 31, 2023 and 2022.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non- insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

4/1/2000, as amended from time to time	NYL Investors, LLC	Non- insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non- insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

Other Agreements:

Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2023 and 2022, policyholder reserve balances for these policies amounted to $4,308 million and $4,181 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non- insurance affiliate	Mortgage loan on real estate	In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2023 and 2022, the policyholder reserves related to these contracts amounted to $148 million and $147 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2023 and 2022, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $10,774 million and $10,236 million, respectively.

Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with NYLIC to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $11 million and $26 million, respectively, for the years ended December 31, 2023 and 2022.

Significant Transactions:

11/29/2022	NYLIC / LINA	Parent / Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company, NYLIC and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired bonds with a book value of $2,415 million, including realized losses and accrued interest, and cash of $1,419 million from NYLIC in exchange for bonds valued at $3,801 million. In addition, the Company acquired $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

12/31/2020	LINA	Insurance Affiliate	Reinsurance agreement	The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. Additional details of this agreement are included in Note 13 “Reinsurance”.

Various	NYLARC	Insurance Affiliate	Reinsurance agreement	The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). Additional details of this agreement are included in Note 13 “Reinsurance”.

At December 31, 2023 and 2022, the Company reported a net amount of $94 million and $85 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/ or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2023 and 2022 were as follows (in millions):

	2023	2022
Life insurance reserves	$29,546	$29,525
Annuity reserves and supplementary contracts with life contingencies	83,406	80,033
Asset adequacy and special reserves	38	137

Total policy reserves	112,990	109,695
Deposit funds	1,583	1,441
Policy claims	1,041	1,049

Total insurance liabilities	$115,614	$112,185

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

In 2021, the Department granted approval for the Company to change the valuation basis for reserves for certain blocks of life insurance policies from the minimum statutory reserve standard required under either New York or Washington law to the NAIC valuation basis. The Company recorded a net change in reserve valuation basis of $31 million for the year ended December 31, 2023, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus. For the year ended December 31, 2022, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $244 million and $56 million at December 31, 2023 and 2022, respectively.

At December 31, 2023 and 2022, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $9 million and $11 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2023 and 2022, the Company had $9,739 million and $10,325 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities and guaranteed future income annuities are based principally on A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the New York State Department of Financial Services (“NYSDFS”) Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 5.00%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, where the VM-21 deficiencies are discounted applying scenario specific net asset earned rates ranging from 3.0% to 8.25%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV, with assumed interest rates ranging from 3.0% to 4.75%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2023 and 2022, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $38 million and $137 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the year ended December 31, 2023 and 2022, there were no changes in reserve valuation basis for annuities reserves.

The tabular interest has been determined by a formula as described in the NAIC instructions. The tabular less actual reserve released has been determined by a formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Deposit Funds

Deposit funds at December 31, 2023 and 2022 were as follows (in millions):

	2023	2022
Fixed period annuities	$1,271	$1,077
Supplemental contracts without life contingencies	300	350
Continued interest accounts	12	14

Total deposit funds	$1,583	$1,441

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2023 and 2022 ($ in millions):

Individual Annuities

	2023
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$30,270	$—	$—	$30,270	26%
At book value less current surrender charge of 5% or more	12,128	—	—	12,128	10
At fair value	—	—	34,793	34,793	30

Total with adjustment or at fair value	42,399	—	34,793	77,191	66
At book value without adjustment	20,213	—	—	20,213	17
Not subject to discretionary withdrawal	20,350	—	—	20,350	17

Total	$82,962	$—	$34,793	$117,754	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$78	$—	$—	$78

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$30,662	$—	$—	$30,662	28%
At book value less current surrender charge of 5% or more	8,173	—	—	8,173	7
At fair value	—	—	31,696	31,696	28

Total with adjustment or at fair value	38,835	—	31,696	70,531	63
At book value without adjustment	21,904	—	—	21,904	20
Not subject to discretionary withdrawal	18,798	—	—	18,798	17

Total	$79,537	$—	$31,696	$111,233	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$303	$—	$—	$303

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Group Annuities

	2023
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$24	$—	$—	$24	5%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	24	—	—	24	5
At book value without adjustment	32	—	—	32	7
Not subject to discretionary withdrawal	388	—	—	388	88

Total	$444	$—	$—	$444	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$31	$—	$—	$31	6%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	31	—	—	31	6
At book value without adjustment	37	—	—	37	7
Not subject to discretionary withdrawal	428	—	—	428	87

Total	$496	$—	$—	$496	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit-Type Contracts

	2023
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	162	—	—	162	10
Not subject to discretionary withdrawal	1,421	—	—	1,421	90

Total	$1,583	$—	$—	$1,583	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	188	—	—	188	13
Not subject to discretionary withdrawal	1,253	—	—	1,253	87

Total	$1,441	$—	$—	$1,441	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2023 and 2022 ($ in millions):

	2023
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,768	19,111	19,299	6,312	6,312	6,312
Universal life with secondary guarantees	5,892	5,397	8,527	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	58	58	58
Variable universal life	1,748	1,744	1,744	13,233	13,030	13,066
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	75	—	—	—
Miscellaneous reserves	—	—	612	—	—	—

Total life insurance (gross)	26,419	26,263	30,275	19,603	19,400	19,436
Reinsurance ceded	—	—	728	—	—	—

Total life insurance (net)	$26,419	$26,263	$29,547	$19,603	$19,400	$19,436

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2022
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,090	19,424	19,277	6,396	6,396	6,396
Universal life with secondary guarantees	5,727	5,155	8,759	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	50	50	50
Variable universal life	1,757	1,752	1,501	10,653	10,469	10,498
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	75	—	—	—
Miscellaneous reserves	—	—	608	—	—	—

Total life insurance (gross)	26,585	26,342	30,239	17,099	16,915	16,944
Reinsurance ceded	—	—	716	—	—	—

Total life insurance (net)	$26,585	$26,342	$29,523	$17,099	$16,915	$16,944

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2023 and 2022 were as follows (in millions):

	2023	2022
Policy reserves:
Direct	$113,718	$110,411
Assumed	—	—
Ceded	(728)	(716)

Policy reserves	$112,990	$109,695

Policy claims:
Direct	$552	$523
Assumed	673	658
Ceded(1)	(184)	(132)

Policy claims	$1,041	$1,049

Reinsurance recoverable(2)	$39	$45

(1) Includes reinsurance recoverable related to unpaid losses of $145 million and $91 million at December 31, 2023 and 2022, respectively.

(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2023, 2022 and 2021 were as follows (in millions):

	2023	2022	2021
Premiums:
Direct(1)	$16,089	$20,379	$13,461
Assumed	1,208	1,185	1,090
Ceded	(554)	(531)	(539)

Premiums	$16,743	$21,033	$14,012

Benefit payments:
Direct	$17,464	$14,387	$14,265
Assumed	1,266	1,344	1,388
Ceded	(652)	(606)	(739)

Benefit payments	$18,078	$15,125	$14,914

(1) Includes considerations for supplementary contracts with life contingencies of $47 million, $42 million and $48 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Reinsurance Assumed

The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk. At December 31, 2023 and 2022, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $667 million and $653 million, respectively, which are included in Policy claims in the accompanying Statutory Statements of Financial Position.

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded on new and inforce business is established on an automatic basis. The quota share currently ceded on new business generally ranges from 15% to 90%. All products are ceded from first dollar with the exception of reinsured VUL, which has a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 43% and 42% of total life insurance in-force at December 31, 2023 and 2022.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2023, 2022 and 2021 (in millions):

	2023	2022	2021
Defined benefit pension	$25	$31	$32
Defined contribution	10	10	10
Postretirement life and health	4	5	6
Postemployment	2	2	2

Total	$41	$48	$50

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2023 and 2022, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2023 and 2022, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,100 million and $725 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2023 and 2022.

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

At December 31, 2023 and 2022, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $1,109 million and $717 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $904 million and $960 million at December 31, 2023 and 2022, respectively. Unfunded commitments on LIHTC amounted to $163 million and $153 million at December 31, 2023 and 2022, respectively. At December 31, 2023 and 2022, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statements of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2023 and 2022 was as follows (in millions):

	2023	2022
Membership stock - Class B(1)	$25	$25
Activity stock	—	—

Aggregate total	$25	$25

Actual or estimated borrowing capacity as determined by the insurer	$6,945	$6,759

(1) Membership stock is not eligible for redemption.

At December 31, 2023 and 2022, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2023 and 2022 was as follows (in millions):

	2023		2022
	General Account	Separate Account	General Account	Separate Account
Fair Value	$3,018	$—	$1,175	$—
Carrying Value	$3,018	$—	$1,175	$—
Maximum Amount Borrowed During the Year	$5	$—	$—	$—

The Company does not have any prepayment obligations for the borrowing arrangement.

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2023 and 2022 (in millions):

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,725	$356	$2,081	$1,433	$475	$1,908	$292	$(119)	$173
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross DTAs	1,725	356	2,081	1,433	475	1,908	292	(119)	173
Nonadmitted DTAs (1)	712	—	712	545	—	545	167	—	167

Subtotal net admitted DTAs	1,013	356	1,369	888	475	1,363	125	(119)	6
Gross DTLs	255	493	748	262	552	814	(7)	(59)	(66)

Net admitted DTAs (2)	$758	$(137)	$621	$626	$(77)	$549	$132	$(60)	$72

(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.

(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2023			December 31, 2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$22	$22	$—	$54	$54	$—	$(32)	$(32)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	597	2	599	495	—	495	102	2	104
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	597	2	599	495	—	495	102	2	104
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,246	N/A	N/A	1,198	N/A	N/A	48
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	416	332	748	393	421	814	23	(89)	(66)

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$1,013	$356	$1,369	$888	$475	$1,363	$125	$(119)	$6

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2023 and 2022 (in millions):

	2023	2022
Ratio percentage used to determine recovery period and threshold limitation amount.	877%	812%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$8,308	$7,987

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2023 and 2022.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2023 and 2022. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2023, 2022 and 2021 were as follows (in millions):

	2023	2022	2021	Change 2023-2022	Change 2022-2021
Federal(1)	$247	$114	$187	$133	$(73)
Foreign	21	—	—	21	—

Subtotal	268	114	187	154	(73)

Federal income tax on net capital gains (losses)	(41)	16	47	(57)	(31)
Other	—	—	—	—	—

Total federal and foreign income taxes	$227	$130	$234	$97	$(104)

(1) The Company had investment tax credits of $33 million, $28 million and $27 million for the years ended December 31, 2023, 2022 and 2021, respectively.

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2023 and 2022 were as follows (in millions):

	2023	2022	Change
DTAs
Ordinary:
Policyholder reserves	$1,026	$859	$167
Deferred acquisition costs	411	376	35
Investments	234	151	83
Pension accrual	20	21	(1)
Receivables - nonadmitted	17	21	(4)
Fixed assets	2	2	—
Other	15	3	12

Subtotal	1,725	1,433	292
Nonadmitted	712	545	167

Admitted ordinary DTAs	1,013	888	125

Capital:
Investments	356	475	(119)

Subtotal	356	475	(119)
Nonadmitted	—	—	—

Admitted capital DTAs	356	475	(119)

Total admitted DTAs	1,369	1,363	6

DTLs
Ordinary:
Policyholder reserves	80	124	(44)
Investments	166	138	28
Other	9	—	9

Subtotal	255	262	(7)

Capital:
Investments	493	552	(59)

Subtotal	493	552	(59)

Total DTLs	748	814	(66)

Net admitted DTAs	$621	$549	$72

Change in deferred income tax on change in net unrealized capital gains/ losses			$50
Change in net deferred taxes related to other items			189
Change in DTAs nonadmitted			(167)

Change in net admitted DTAs			$72

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2023, 2022 and 2021 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2023	2022	2021	Change 2023-2022	Change 2022-2021
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$141	$(106)	$141	$247	$(247)
Net realized capital (losses)/gains at statutory rate	(24)	(15)	(38)	(9)	23
Tax exempt income	(33)	(35)	(39)	2	4
Tax credits, net of withholding	(41)	(40)	(37)	(1)	(3)
Amortization of IMR	(1)	(6)	(10)	5	4
Dividend from MCF	(72)	(37)	(29)	(35)	(8)
Partnership income from MCF	57	54	46	3	8
Prior year audit liability and settlement	4	1	(1)	3	2
Non-admitted assets	4	(6)	—	10	(6)
Other items impacting surplus	4	4	96	—	(92)
Other	(1)	5	(1)	(6)	6

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$38	$(181)	$128	$219	$(309)

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations	$268	$114	$187	$154	$(73)
Capital gains tax (benefit)/expense incurred	(41)	16	47	(57)	(31)
Change in net DTAs	(189)	(311)	(106)	122	(205)
Change in current and deferred income taxes reported in surplus	—	—	—	—	—

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$38	$(181)	$128	$219	$(309)

For years ended December 31, 2023, 2022 and 2021, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. For the years ended December 2023, 2022, and 2021, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

Year 2023	$—
Year 2022	$21
Year 2021	$120

The Inflation Reduction Act (“IRA”) of 2022 was enacted on August 16, 2022. The IRA includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income set forth on the applicable financial statement of an applicable corporation. The NAIC adopted Interpretation (“INT”) 23-04 to apply to December 31, 2023. Following that guidance, the Company has determined as of the reporting date it will not be an applicable corporation and will not be liable for CAMT in 2023. The Company is also not a member of a controlled group of corporations that is an applicable corporation.

At December 31, 2023 and 2022, the Company recorded a current income tax payable of $23 million and $31 million, respectively, which is included in Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2023, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2023 and 2022. For the year ended December 31, 2021, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2023, 2022 and 2021, principally include the effects of the following (in millions):

	2023	2022	2021
Surplus withdrawn from separate accounts	$58	$48	$55
Changes in surplus relating to separate accounts	(74)	(29)	(44)
Change in liability for reinsurance in unauthorized companies	2	(2)	(2)

Total	$(14)	$17	$9

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed thirty percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2023, the amount of earned surplus of the Company available for the payment of dividends was $4,119 million. The maximum amount of dividends that may be paid in 2024 without prior notice to or approval of the Commissioner is $890 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. At December 31, 2023, the Company paid no dividends to its sole stockholder, New York Life, and paid dividends of $400 million and $942 million in 2022 and 2021, respectively.

The Company’s special surplus funds increased from December 31, 2022 to December 31, 2023 by $328 million due to the admittance of negative IMR. For more details, refer to Note 6 - Investments for Admitted Negative IMR.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2023 and 2022 were as follows (in millions):

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Group life(1)	$441	$441	$418	$418

(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2023.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
001406AA5	$5,236	$4,522	$713	$4,522	$4,383	12/31/2023
07389NAC9	280	273	7	273	278	12/31/2023
12544ABN4	247	245	2	245	252	12/31/2023
12544TAH7	500	491	9	491	500	12/31/2023
12544VAB5	15	14	1	14	15	12/31/2023
12667FJ55	685	679	6	679	530	12/31/2023
12668AY25	431	431	—	431	440	12/31/2023
12668BFL2	138	129	9	129	131	12/31/2023
15132EFL7	30	25	5	25	27	12/31/2023
16162WNB1	484	459	25	459	470	12/31/2023
17029PAA3	656	636	20	636	636	12/31/2023
3622MPAB4	180	171	9	171	176	12/31/2023
3623416X2	124	90	34	90	116	12/31/2023
36242DD26	190	160	30	160	164	12/31/2023
69337VAE0	1,053	1,049	4	1,049	839	12/31/2023
76111XZW6	949	941	7	941	967	12/31/2023
81744HAF0	190	189	1	189	191	12/31/2023
93934FCE0	484	472	12	472	428	12/31/2023
93934FEM0	481	480	1	480	436	12/31/2023
93934FLW0	513	511	2	511	478	12/31/2023
001406AA5	6,409	5,634	775	5,634	4,506	9/30/2023
15132EFL7	30	30	—	30	29	9/30/2023
16162WNB1	629	518	110	518	496	9/30/2023
32052MAA9	6	—	6	—	—	9/30/2023
3622MPAB4	183	183	—	183	172	9/30/2023
3623416X2	133	133	1	133	119	9/30/2023
38237KAA8	8,845	8,845	—	8,845	7,701	9/30/2023
45660LEW5	488	248	240	248	454	9/30/2023
93934FEM0	500	500	1	500	436	9/30/2023
93934FLW0	553	552	2	552	499	9/30/2023
001406AA5	7,722	7,046	677	7,046	4,638	6/30/2023
12667FJ55	728	709	19	709	571	6/30/2023
17029PAA3	703	656	47	656	695	6/30/2023
17029RAA9	18	—	17	—	16	6/30/2023
17309BAD9	1,355	907	448	907	1,057	6/30/2023

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
46628BBD1	124	113	10	113	102	6/30/2023
69336QAL6	413	411	1	411	396	6/30/2023
93934FEM0	519	518	1	518	463	6/30/2023
93934FLW0	564	559	5	559	517	6/30/2023
3623416X2	139	138	1	138	140	3/31/2023
38237KAA8	11,217	11,205	13	11,205	10,191	3/31/2023
61946TAA3	3,297	3,288	9	3,288	2,771	3/31/2023
69336QAL6	416	415	1	415	400	3/31/2023
93934FEM0	524	522	2	522	501	3/31/2023
93934FLW0	615	572	42	572	534	3/31/2023

Subtotal - General Account	XXX	XXX	$3,327	XXX	XXX

Guaranteed Separate Accounts
001406AA5	$1,626	$1,404	$222	$1,404	$1,361	12/31/2023
07389NAC9	7	7	—	7	7	12/31/2023
12544VAB5	6	6	—	6	6	12/31/2023
12668BFL2	184	172	12	172	175	12/31/2023
001406AA5	1,990	1,749	241	1,749	1,399	9/30/2023
001406AA5	2,398	2,188	210	2,188	1,440	6/30/2023
38237KAA8	556	556	1	556	505	3/31/2023
61946TAA3	384	383	1	383	323	3/31/2023

Subtotal - Guaranteed Separate Accounts	XXX	XXX	$ 687	XXX	XXX
Grand Total	XXX	XXX	$4,014	XXX	XXX

(1) Only the impaired lots within each CUSIP are included within this table.

(2) CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 21—SUBSEQUENT EVENTS

At February 28, 2024, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation Method
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
SSAP	Statement of statutory accounting principle
SVO	Securities Valuation Office

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Branch	NYLIAC’s former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-20	Valuation manual requirements for PBR for individual life products
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2023

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$163,438,981
Other bonds (unaffiliated)	3,716,493,278
Bonds of affiliates	211,433,316
Preferred stocks (unaffiliated)	1,770,431
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	31,482,807
Common stocks of affiliates	—
Mortgage loans	756,667,188
Real estate	17,251,373
Premium notes, policy loans and liens	52,769,039
Cash on hand and on deposit	10,449,940
Short-term investments	156,284,647
Derivative instruments	(29,735,277)
Other invested assets	382,452,247
Aggregate write-ins for investment income	8,366,616

Gross investment income	$5,479,124,586

Real Estate Owned - Book Value less Encumbrances	$91,166,137

Mortgage Loans - Book Value:
Residential mortgages	$4,075,801
Commercial mortgages	15,186,978,388
Mezzanine real estate loans	292,876,613

Total mortgage loans	$15,483,930,802

Mortgage Loans by Standing - Book Value:
Good standing	$15,374,430,802

Good standing with restructured terms	$—

Interest overdue more than 90 days, not in foreclosure	$—

Foreclosures in process	$109,500,000

Other Invested Assets - Statement Value	$3,338,621,735

Collateral Loans	$—

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,120,177,818

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$9,288,152,168
Over one year through five years	40,964,712,901
Over five years through 10 years	25,624,957,942
Over 10 years through 20 years	11,246,900,203
Over 20 years	16,657,862,973

Total by maturity	$103,782,586,187

Bonds by NAIC designation - statement value
NAIC 1	$63,955,395,170
NAIC 2	35,090,242,232
NAIC 3	2,571,262,521
NAIC 4	1,840,642,384
NAIC 5	302,130,565
NAIC 6	22,913,315

Total by NAIC designation	$103,782,586,187

Total bonds publicly traded	$55,703,777,216

Total bonds privately placed	$48,078,808,971

Preferred Stocks - Statement Value	$43,512,713

Common Stocks - Fair Value	$615,258,682

Short-Term Investments - Book Value	$43,908,215

Options, Caps and Floors Owned - Statement Value	$242,527,246

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$720,426,711

Future Contracts Open - Current Value	$416,564

Cash on Deposit	$(222,657,159)

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$183,564

Credit life	$—

Group life	$741,943

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$798

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,507

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$312,748,977

Income payable	$51,726,610

Ordinary - involving life contingencies
Income payable	$51,211,980

Group - not involving life contingencies
Amount on deposit

Income payable

Group - involving life contingencies
Income payable

Annuities:
Ordinary
Immediate - amount of income payable	$2,056,329,740

Deferred - fully paid account balance	$54,029,137,239

Deferred - not fully paid - account balance	$36,540,076,416

Group
Amount of income payable	$79,031,942

Fully paid account balance	$990,567

Not fully paid - account balance	$—

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$282,022,138

Dividend accumulations - account balance	$—

Claim Payments 2023 (in thousands):
Group accident and health - year ended December 31, 2023
2023

2022

2021

2020

2019

Prior

Other accident and health
2023

2022

2021

2020

2019

Prior

Other coverages that use developmental methods to calculate claims reserves (in thousands):
2023	$881

2022	$988

2021	$926

2020	$956

2019	$774

Prior	$18

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2023

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,663,493,664	4.508%	$5,663,493,652		$5,663,493,652	4.509%
All other governments	247,349,546	0.197	247,349,543		247,349,543	0.197
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	10,509,428,813	8.366	10,509,428,777		10,509,428,777	8.367
Industrial and miscellaneous	81,208,552,375	64.643	81,208,552,430		81,208,552,430	64.656
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	3,120,177,818	2.484	3,120,177,819		3,120,177,819	2.484
SVO identified funds	754,823,659	0.601	754,823,659		754,823,659	0.601
Unaffiliated Bank loans	552,112,378	0.439	552,112,374		552,112,374	0.440
Unaffiliated Certificates of deposit	—	0.000	—	—	—	—
Total long-term bonds	102,055,938,253	81.238	102,055,938,254		102,055,938,254	81.254
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	43,512,713	0.035	43,512,713		43,512,713	0.035
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	43,512,713	0.035	43,512,713		43,512,713	0.035
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	454,040,222	0.361	454,096,287		454,096,287	0.362
Industrial and miscellaneous Other (Unaffiliated)	33,970,920	0.027	33,914,836		33,914,836	0.027
Parent, subsidiaries and affiliates Publicly traded		—				—
Parent, subsidiaries and affiliates Other		—				—
Mutual funds	125,959,006	0.100	125,959,005		125,959,005	0.100
Unit investment trusts		—				—
Closed-end funds		—				—
Exchange traded funds	1,288,554	0.001	1,288,554		1,288,554	0.001
Total common stocks	615,258,702	0.490	615,258,682		615,258,682	0.490
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	4,075,801	0.003	4,075,801		4,075,801	0.003
Commercial mortgages	15,186,978,392	12.089	15,186,978,388		15,186,978,388	12.091
Mezzanine real estate loans	292,876,613	0.233	292,876,613		292,876,613	0.233
Total valuation allowance		—				—
Total mortgage loans	15,483,930,806	12.325	15,483,930,802		15,483,930,802	12.328

82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real Estate:
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	91,166,137	0.073	91,166,137		91,166,137	0.073
Properties held for sale		—				—
Total real estate	91,166,137	0.073	91,166,137		91,166,137	0.073
Cash, cash equivalents and short-term investments:
Cash	(222,657,159)	(0.177)	(222,657,159)		(222,657,159)	(0.177)
Cash equivalents	1,874,558,563	1.492	1,874,558,564		1,874,558,564	1.492
Short-term investments	43,908,216	0.035	43,908,215		43,908,215	0.035
Total cash, cash equivalents and short-term investments	1,695,809,620	1.35	1,695,809,620		1,695,809,620	1.35
Contract loans	948,865,372	0.755	927,584,607		927,584,607	0.739
Derivatives	1,196,422,700	0.952	1,196,422,700		1,196,422,700	0.953
Other invested assets	3,342,739,779	2.661	3,338,621,735		3,338,621,735	2.658
Receivables for securities	15,694,487	0.012	15,694,487		15,694,487	0.012
Securities Lending		—
Other invested assets	137,225,563	0.109	137,225,563		137,225,563	0.109
Total invested assets	$125,626,564,132	100.000%	$125,601,165,300		$125,601,165,300	100.000%

* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2023

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $138,909,313,692

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Total Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC )	Bonds/Limited Partnership	$3,354,928,668	2.42%
WELLS FARGO	Bonds/Equity/Derivatives	$1,195,627,853	0.86%
JP MORGAN	Bonds/Equity	$985,098,692	0.71%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.55%
MORGAN STANLEY	Bonds/Equity	$746,120,149	0.54%
CITIGROUP	Bonds/Equity	$730,734,981	0.53%
GS MORTGAGE	Mortgage Loans	$649,165,715	0.47%
GIC REAL ESTATE	Mortgage Loans	$612,143,034	0.44%
BLACKSTONE	Mortgage Loans	$557,954,388	0.40%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.34%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$63,955,395,171	46.04%	P/RP - 1	$65,032	—%
NAIC – 2	$35,090,242,233	25.26%	P/RP - 2	$15,347,799	0.01%
NAIC – 3	$2,571,262,520	1.85%	P/RP - 3	$—	—%
NAIC – 4	$1,840,642,384	1.33%	P/RP - 4	$—	—%
NAIC – 5	$302,130,564	0.22%	P/RP - 5	$—	—%
NAIC – 6	$22,913,315	0.02%	P/RP - 6	$28,099,882	0.02%

84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$18,511,069,601	13.33%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$17,761,826,949	12.79%
Countries rated NAIC-2	$520,191,736	0.37%
Countries rated NAIC-3 or below	$229,050,917	0.16%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
UNITED KINGDOM	$4,746,859,397	3.42%
CAYMAN ISLANDS	$4,482,414,317	3.23%
Countries rated NAIC-2:
MEXICO	$203,842,021	0.15%
INDONESIA	$83,830,111	0.06%
Countries rated NAIC-3 or below:
BARBADOS	$49,020,877	0.04%
COLOMBIA	$37,278,781	0.03%
7. Aggregate unhedged foreign currency exposure	$220,659,049	0.15%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$208,109,241	0.15%
Countries rated NAIC-2:	$10,694,773	0.01%
Countries rated NAIC-3 or below:	$1,855,035	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$57,974,189	0.04%
UNITED KINGDOM	$52,536,273	0.04%
Countries rated NAIC-2:
ITALY	$5,062,225	—%
INDIA	$3,615,519	—%
Countries rated NAIC-3 or below:
BRAZIL	$1,256,120	—%
SOUTH AFRICA	$518,764	—%

85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
INTERTEK GROUP PLC	2A	$202,465,014	0.15%
UBS GROUP AG	2.A FE	$167,127,233	0.12%
BANCO SANTANDER SA	1.E FE	$146,426,296	0.11%
BALLYROCK CLO LTD BALLY_23-23A	1.A FE	$140,000,000	0.10%
LLOYDS BANKING GROUP PLC	2.A FE	$139,043,214	0.10%
MITSUBISHI UFJ FINANCIAL GROUP	1.G FE	$138,397,882	0.10%
BARCLAYS PLC	2.A FE	$134,755,020	0.10%
TRITAX BIG BOX REIT PLC	2.A	$127,798,663	0.09%
RAD CLO LTD RAD_23-18	1.A FE	$125,748,000	0.09%
STATNETT SF	1.F	$123,800,000	0.09%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,237,699,316	0.89%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$93,561,798	0.07%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.06%
MSSDF MEMBER LLC	$78,794,423	0.06%
TRISTAN INCOME PLUS STRATEGY ONE SCSP	$67,987,386	0.05%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$63,123,195	0.05%
NYLIC HKP MEMBER LLC	$48,889,200	0.04%
INE CANDRIAM GF US COR BD SQ USD DIS	$48,056,000	0.03%
MACKAY SHIELDS EMERGING MARKETS DEBT PORTFOLIO	$47,788,680	0.03%
REEP-RTL NPM GA LLC	$46,379,003	0.03%

86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05. Aggregate statement value of investments held in nonaffiliated, privately placed equities Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$1,054,516,681	$—	$1,054,516,681
BLACKROCK ADVISORS, LLC	$755,442,686	$755,442,686	$—
APOGEM CAPITAL	$172,137,115	$—	$172,137,115
CANDRIAM LUXEMBOURG	$146,106,989	$—	$146,106,989
FIDELITY MANAGEMENT & RESEARCH COMPANY	$105,000,100	$105,000,100	$—
NYL INVESTORS LLC - REAL ESTATE INVESTORS	$88,929,792	$—	$88,929,792
MACKAY	$77,917,953	$—	$77,917,953
WHITEHORSE	$51,344,733	$—	$51,344,733
EQT	$23,646,071	$—	$23,646,071
AUSBIL INVESTMENT MANAGEMENT LIMITED	$20,007,322	$—	$20,007,322

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

87

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Type ( Residential, Commercial, Agricultural)
COMMERCIAL	$306,245,000	0.22%
COMMERCIAL	$286,896,178	0.21%
COMMERCIAL	$257,320,000	0.19%
COMMERCIAL	$247,100,000	0.18%
COMMERCIAL	$228,900,000	0.16%
COMMERCIAL	$228,823,034	0.16%
COMMERCIAL	$224,516,000	0.16%
COMMERCIAL	$219,484,000	0.16%
COMMERCIAL	$164,125,741	0.12%
COMMERCIAL	$162,895,054	0.12%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$471,938,271	0.34%
Mortgage loans over 90 days past due	$—	—%
Mortgage loans in the process of foreclosure	$109,500,000	0.08%
Mortgage loans foreclosed	$481,372	—%
Restructured mortgage loans	$—	—%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$254,186,512	0.18%	$—	—%
91% to 95%	$—	—%	$170,532,138	0.12%	$—	—%
81% to 90%	$—	—%	$771,088,603	0.56%	$—	—%
71% to 80%	$—	—%	$861,690,745	0.62%	$—	—%
Below 70%	$4,075,801	—%	$13,422,357,003	9.66%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

88

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$687,857,306	0.50%	$722,615,099	$717,899,970	$740,937,316
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$210,310,000	0.15%	$206,055,000	$221,343,000	$209,568,000
Dollar repurchase agreements	$—	—%	$—	$—	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$242,527,246	0.17%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$151,921,846	0.11%	$156,483,624	$160,944,946	$154,784,326
Income generation	$—	—%	$—	$—	$—
Replications	$275,686,214	0.20%	$251,800,085	$251,121,856	$250,929,906
Other	$—	—%	$—	$—	$—

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$7,380,050	0.01%	$1,347,575	$1,026,425	$14,225,025
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2023

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

90